Registration No.33-58950
                                                     Registration No. 811-1705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      | |

                Pre-Effective Amendment No.                                  | |
                                            -------


                Post-Effective Amendment No.  15                             |X|
                                            -------


                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                Amendment No.  94                                            |X|
                              -------


                        (Check appropriate box or boxes)
                         -------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                            -------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2001 pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

MOMENTUM PLUS(SM)
Retirement Planning from Equitable Life





Prospectus dated May 1, 2001

Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.



--------------------------------------------------------------------------------

What is MOMENTUM PLUS?



MOMENTUM PLUS is a group deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS program consists of a defined contribution master plan and trust ("Master Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen corresponds to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.






--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS*
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o EQ/Alliance High Yield               o EQ/Alliance Money Market
o EQ/Alliance Intermediate             o EQ/Alliance Quality Bond
  Government Securities
--------------------------------------------------------------------------------
 DOMESTIC STOCKS
--------------------------------------------------------------------------------
o EQ/Aggressive Stock                  o EQ/Evergreen Omega(3)
o EQ/Alliance Common Stock             o EQ/FI Mid Cap
o EQ/Alliance Growth and Income        o EQ/FI Small/Mid Cap Value(4)
o EQ/Alliance Premier Growth           o EQ/Janus Large Cap Growth
o EQ/Alliance Small Cap Growth         o EQ/Lazard Small Cap Value
o EQ/Alliance Technology               o EQ/Mercury Basic Value Equity
o EQ/AXP New Dimensions                o EQ/MFS Emerging Growth
o EQ/AXP Strategy Aggressive             Companies
o EQ/Bernstein Diversified Value(1)    o EQ/MFS Investors Trust(5)
o EQ/Calvert Socially Responsible      o EQ/MFS Research
o EQ/Capital Guardian Research         o EQ/Putnam Growth & Income
o EQ/Capital Guardian U.S. Equity        Value
o EQ/Equity 500 Index(2)               o EQ/Putnam Investors Growth
--------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o EQ/Alliance Global                   o EQ/Morgan Stanley Emerging
o EQ/Alliance International              Markets Equity
o EQ/Capital Guardian International    o EQ/Putnam International Equity
                                       o EQ/T. Rowe Price International
                                         Stock
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
o EQ/Alliance Growth Investors         o EQ/Balanced
--------------------------------------------------------------------------------



* Effective May 18, 2001, all of the names of the investment options will include "EQ/."
(1) This reflects the name change of the Lazard Large Cap Value Portfolio effective March 1, 2001.
(2) Formerly named "Alliance Equity Index."
(3) Formerly named "EQ/Evergreen."
(4) Formerly named "Warburg Pincus Small Company Value."
(5) This reflects the name change of the MFS Growth with Income option effective May 18, 2001.


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in either Class IA or IB shares of a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2001, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office or calling 1-800-528-0204. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.




                                                                          X00034

Contents of this prospectus

-----
2
--------------------------------------------------------------------------------


When we use the words "we," "our" and "us" we mean Equitable Life.

Please see the Index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable or the individual who participates in an employer's plan funded by the MOMENTUM PLUS contract, and this individual also is referred to as the "participant."




MOMENTUM PLUS(SM)


--------------------------------------------------------------------------------

Index of key words and phrases                                               4
Who is Equitable Life?                                                       5
How to reach us                                                              6
MOMENTUM PLUS contract at a glance -- key features                           9


--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------

Examples                                                                    14
Condensed financial information                                             15




--------------------------------------------------------------------------------

1
CONTRACT FEATURES AND BENEFITS                                             16

--------------------------------------------------------------------------------

How contributions can be made                                               16
What are your investment options under the contract?                        16
Contract termination                                                        20
Effects of plan or contract termination                                     20
Selecting investment options (employers and
     plan trustees only)                                                    21
Allocating your contributions                                               21




--------------------------------------------------------------------------------

2
DETERMINING YOUR RETIREMENT ACCOUNT VALUE                                   22

--------------------------------------------------------------------------------

Your retirement account value                                               22
Your contract's value in the variable investment options                    22
Your contract's value in the guaranteed interest option                     22

-----
3
--------------------------------------------------------------------------------

3
TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                            23

--------------------------------------------------------------------------------

Transferring your retirement account value                                  23
Disruptive transfer activity                                                23
Automatic transfer options                                                  24
Investment simplifier                                                       24
Asset rebalancing for participant retirement account values                 25




--------------------------------------------------------------------------------

4
ACCESSING YOUR MONEY                                                        26

--------------------------------------------------------------------------------

Withdrawals and termination                                                 26
Installment payments (Systematic Withdrawals)                               26
Forfeitures                                                                 26
Plan loans                                                                  27
When to expect payments                                                     28
Your annuity payout options                                                 28
Minimum distributions (Automatic minimum withdrawal option) -- over
 age 70-1/2                                                                 30




--------------------------------------------------------------------------------

5
THE MOMENTUM PLUS PROGRAM                                                   31

--------------------------------------------------------------------------------

Master Plan and Trust                                                       31
Pooled Trust                                                                31

Trustee                                                                     32

Employer's responsibilities                                                 32
Adopting the MOMENTUM PLUS program                                          32




--------------------------------------------------------------------------------

6
PLAN RECORDKEEPING SERVICES                                                 33

--------------------------------------------------------------------------------

Basic recordkeeping option                                                  33
Full-service recordkeeping option                                           33




--------------------------------------------------------------------------------

7
CHARGES AND EXPENSES                                                        34

--------------------------------------------------------------------------------

Charges that Equitable Life deducts                                         34
Charges under the contract                                                  34
Charges that EQ Advisors Trust deducts                                      36
Charge reductions under special circumstances                               36


--------------------------------------------------------------------------------

8
PAYMENT OF DEATH BENEFIT                                                   38

--------------------------------------------------------------------------------

Death benefit amount                                                        38
Distribution of the death benefit                                           38
Beneficiary's payment options                                               38




--------------------------------------------------------------------------------

9
TAX INFORMATION                                                             39

--------------------------------------------------------------------------------

Overview                                                                    39
Buying a contract to fund a retirement arrangement                          39
Tax aspects of contributions to a plan                                      39
Tax aspects of distributions from a plan                                    41
Certain rules applicable to plan loans                                      44
Impact of taxes to Equitable Life                                           45
Certain rules applicable to plans designed to comply
     with Section 404(c) of ERISA                                           45




--------------------------------------------------------------------------------

10
MORE INFORMATION                                                            46

--------------------------------------------------------------------------------

About Separate Account A                                                    46
About EQ Advisors Trust                                                     46
About the general account                                                   47
Dates and prices at which contract events occur                             47
About your voting rights                                                    48
About legal proceedings                                                     48
Financial statements                                                        49
Distribution of the contracts                                               49




--------------------------------------------------------------------------------

11
INVESTMENT PERFORMANCE                                                      51

--------------------------------------------------------------------------------

Communicating performance data                                              54



--------------------------------------------------------------------------------
APPENDIX: CONDENSED FINANCIAL INFORMATION                                  A-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of key words and phrases
-----
4
--------------------------------------------------------------------------------


This index should help you locate more information on the terms used in this prospectus.





                                   PAGE

active loan                          36
annuitant                            20
annuity payout option                28
beneficiary                          38
business day                         16
contract date                        10
contract termination                 20
contract values                       7
contributions                        16
default option                       26
disruptive transfer activity         23
DOL                                  31
elective deferrals                   40
EQAccess                              6
EQSponsor                             6
ERISA                                31
fixed dollar option                  24
guaranteed interest option           19
interest sweep option                24


                                   PAGE

investment options                cover
IRA                                  42
IRS                                  30
market timing                        23
market value adjustment              20
Master Plan and Trust                31
participant                           2
plan termination                     20
Pooled Trust                         31
portfolio                         cover
processing office                     6
retirement account value             22
SAI                               cover
takeover loans                       27
TOPS                                  6
unit                                 22
unit investment trust                46
variable investment options       cover




To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.



--------------------------------------------------------------------------------
 PROSPECTUS                      CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
  variable investment options   Investment Funds or Investment Divisions
  unit                          Accumulation Unit
  unit value                    Accumulation Unit Value
  guaranteed interest option    Guaranteed Interest Account
--------------------------------------------------------------------------------

Who is Equitable Life?

-----
5
--------------------------------------------------------------------------------



We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies). AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $483.1 billion in assets as of December 31, 2000. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

------
6
--------------------------------------------------------------------------------

HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.






FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN
PAYMENT) SENT BY REGULAR MAIL:



Equitable Life
MOMENTUM
P.O. Box 13629
Newark, NJ 07188-0629





FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN
PAYMENTS) SENT BY EXPRESS DELIVERY:



Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: Momentum 13629





FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN
PAYMENTS) SENT BY REGULAR MAIL AND DATA
TRANSMITTED VIA AUTOMATED MEDIA (E.G., TAPE,
DISKETTE, ETC.):




Equitable Life
MOMENTUM
P.O. Box 13094
Newark, NJ 07188





FOR PAYMENTS (E.G., CONTRIBUTIONS AND LOAN
PAYMENTS) SENT BY EXPRESS MAIL AND DATA
TRANSMITTED VIA AUTOMATED MEDIA (E.G., TAPE,
DISKETTE, ETC.):




Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attention: MOMENTUM 13094





FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY REGULAR MAIL:


MOMENTUM
P.O. Box 2919
New York, NY 10116




FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT
BY EXPRESS DELIVERY:


MOMENTUM
200 Plaza Drive HM-1
Harmon Meadow
Secaucus, NJ 07094




REPORTS WE PROVIDE:


o written confirmation of financial transactions; and

o quarterly statement of retirement account values as of the end of each plan year quarter.






TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS")
EQACCESS AND EQSPONSOR SYSTEMS




TOPS is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect TOPS and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. A personal identification number ("PIN") will automatically be assigned upon participant enrollment in your

-----
7
--------------------------------------------------------------------------------


plan. EQAccess, our participant service site, is designed to provide information through the Internet on:

o current contract values used to determine values for participant retirement account values;

o current allocation percentages;

o the number of units in participant variable investment options attributable to participant plan account values; and

o the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

o request changes to allocation percentages and/or transfers among plan investment options; and

o request changes of the EQAccess password (not available through TOPS).

EQSponsor, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participants' accounts. You can obtain information on:

o current contract value;

o current participant allocation percentages, account values, and investment options;

o the total number of units in the variable investment options; and

o the daily unit values for the contract variable investment options.

The following features will be available online soon (please see the EQSponsor website for more detailed information):

o Forms download

o Contribution upload/download

o Address changes, and

o Enrollment

TOPS, EQAccess and EQSponsor are normally available seven days a week, 24 hours a day. However, on a day that Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.

o To use TOPS call toll free, 1-800-821-7777. To use EQAccess or EQSponsor visit our Website at http://www.equitable and click on EQAccess or EQSponsor, as applicable. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days written notice.

-----
8
--------------------------------------------------------------------------------


We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options").




--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll free number (1-800-528-0204) to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and until 5:00 p.m. on Fridays, Eastern Time.


Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS contracts by dialing, toll-free, the SPRINT national relay number (800-877-8973). This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department between the hours of 8:30 a.m. until 7:00 p.m. Eastern Time Monday through Thursday and 8:30 a.m. until 5 p.m. Eastern Time on Fridays (800-528-0204) by SPRINT personnel, who will communicate our reply back to them via the TDD.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1) address changes;

(2) change of investment allocations;

(3) transfers among investment options;


(4) election of the investment simplifier: automatic transfer options;

(5) asset (retirement account value) rebalancing;

(6) loan application;

(7) withdrawal requests; and

(8) contract termination.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1) investment simplifier:
    - interest sweep option; or
    - fixed-dollar option;

(2) asset (retirement account value) rebalancing;

(3) the date annuity payments are to begin.



SIGNATURES:

The proper person to sign forms, notices and requests is normally participant and employer or plan trustee.

MOMENTUM PLUS contract at a glance -- key features



-----
9
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
PROFESSIONAL           MOMENTUM PLUS' variable investment options invest in different portfolios managed by
INVESTMENT             professional
MANAGEMENT             investment advisers.
--------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST    o Principal and interest guarantees
OPTION
                       o Interest rates set periodically
--------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES         o On earnings         No tax on any dividends, interest or capital gains until you make inside the contract withdrawals from your contract or receive annuity payments.
--------------------------------------------------------------------------------------------------------------
                       o On transfers        No tax on transfers among investment options.
                         inside the contract
--------------------------------------------------------------------------------------------------------------
                       Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", below for your specific type of retirement arrangement).
--------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Partial withdrawals
                       o Automatic minimum withdrawal option
                       o Plan loans
                       o Full withdrawal
--------------------------------------------------------------------------------------------------------------
                       You may incur a withdrawal charge and/or a market value adjustment for certain withdrawals. You may also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------------------------------
                       Depending on the terms of the employer's plan, not all features are available and access to amounts attributable to participant plan account values may be limited.
--------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options
                       o Variable annuity payout options
--------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Automatic transfer options
                         o Fixed-dollar option
                         o Interest sweep option
                         o Retirement account value rebalancing
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charges for benefit distributions
                       o Minimum death benefit
--------------------------------------------------------------------------------------------------------------
SERVICES WE PROVIDE    o Two plan recordkeeping options
                       o Educational materials and seminars to assist retirement planning needs of plan participants
--------------------------------------------------------------------------------------------------------------

-----
10
--------------------------------------------------------------------------------


FEES AND CHARGES   o We deduct a daily charge at a
                     maximum effective annual rate of 1.35% of assets invested
                     in variable investment options for expense charges and
                     mortality and expense risks.
                   o Administrative charge:
                       Generally $30 annually per participant
                   o Plan loan charges:
                       $25 set-up fee deducted from the requesting participant's
                       retirement account value; $6 quarterly recordkeeping fee
                       while a loan is active deducted from the requesting
                       participant's retirement account value.
                   o Plan recordkeeping services (billed to employer):
                     $300 annually for basic recordkeeping option;
                     Additional fee for full-service recordkeeping option.
                   o Withdrawal charge:
                       Not to exceed 6% of the amount withdrawn, or 8.5% of
                       contributions made on behalf of the participant,
                       whichever is less. There is no withdrawal charge after
                       the employer's plan has participated in the contract
                       for five years based on the contract date. The
                       "contract date" means the date as of which the first
                       contribution is received under the Momentum Plus
                       contract with respect to the plan. This charge does not
                       generally apply if a participant withdraws amounts due
                       to retirement or separation from service. There are
                       other important exceptions and limitations that may
                       eliminate or reduce the withdrawal charge. They are
                       discussed under "Charges and expenses" later in this
                       prospectus.
                   o We deduct a charge designed to approximate certain
                     taxes that may be imposed on us, such as premium taxes
                     in a participant's state. This charge is generally
                     deducted from the amount applied to an annuity payout
                     option.
                   o We deduct an administrative fee of up to $350 from amounts applied to a variable annuity payout option.
                   o Annual expenses of EQ Advisors Trust portfolios are
                     calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include
                     management fees ranging from 0.25% to a maximum of
                     1.15% annually, other expenses, and for Class IB shares
                     12b-1 fees of 0.25% annually.
                   o No sales charge deducted when contributions are made.

--------------------------------------------------------------------------------
THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE
RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS contract. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us, to discuss any questions.



OTHER CONTRACTS


We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other Equitable Life annuity contracts.

Fee table

-----
11
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses you will bear under the contract. The table reflects charges: (1) you will directly incur under the MOMENTUM PLUS contract and (2) charges and expenses of EQ Advisors Trust, and its portfolios, you will indirectly incur. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, certain expenses and fees shown in this table may not apply. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The guaranteed interest option is not covered by the fee table and examples. However, the withdrawal charge, the administrative charge and any annuity administrative fee do apply to the guaranteed interest option. Also, a variable annuity administrative fee may apply when your annuity payments are to begin.



--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS AS AN ANNUAL PERCENTAGE
OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Mortality and expense risk                      1.10%
Other expenses                                  0.25%
                                                ----
Total Separate Account A annual expenses(1)     1.35%
--------------------------------------------------------------------------------
TRANSACTION CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE
--------------------------------------------------------------------------------
Sales load on purchases                         None
Transfer fees                                   None
Maximum withdrawal charge(2)                    The lesser of 6% of amount withdrawn or
                                                8.5% of contributions
Plan loan charges(3)                            $25 current ($50 maximum per loan) when
                                                loan is made + $6 per quarter
Quarterly administrative charge(4)              $7.50 Per Participant maximum
Annual basic recordkeeping charge(5)            $300 Per Plan

--------------------------------------------------------------------------------

-----
12
--------------------------------------------------------------------------------



EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

------------------------------------------------------------------------------------------------------------------
                                                                                                      NET TOTAL
                                                                                        OTHER          ANNUAL
                                                                                     EXPENSES         EXPENSES
                                                   MANAGEMENT                     (AFTER EXPENSE   (AFTER EXPENSE
                                                    FEES(6)      12B-1 FEES(7)     LIMITATION)(8)   LIMITATION)(9)
------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.60%         N/A               0.07%            0.67%
EQ/Alliance Common Stock                         0.46%         N/A               0.05%            0.51%
EQ/Alliance Global                               0.72%         N/A               0.09%            0.81%
EQ/Alliance Growth and Income                    0.58%         N/A               0.05%            0.63%
EQ/Alliance Growth Investors                     0.56%         N/A               0.06%            0.62%
EQ/Alliance High Yield                           0.60%         N/A               0.07%            0.67%
EQ/Alliance Intermediate Government Securities   0.50%         N/A               0.08%            0.58%
EQ/Alliance International                        0.85%         N/A               0.29%            1.14%
EQ/Alliance Money Market                         0.34%         N/A               0.06%            0.40%
EQ/Alliance Premier Growth                       0.89%         0.25%             0.01%            1.15%
EQ/Alliance Quality Bond                         0.53%         N/A               0.06%            0.59%
EQ/Alliance Small Cap Growth                     0.75%         N/A               0.06%            0.81%
EQ/Alliance Technology                           0.90%         0.25%             0.00%            1.15%
EQ/AXP New Dimensions                            0.65%         0.25%             0.05%            0.95%
EQ/AXP Strategy Aggressive                       0.70%         0.25%             0.05%            1.00%
EQ/Balanced                                      0.57%         N/A               0.08%            0.65%
EQ/Bernstein Diversified Value                   0.65%         0.25%             0.05%            0.95%
EQ/Calvert Socially Responsible                  0.65%         0.25%             0.15%            1.05%
EQ/Capital Guardian International                0.85%         0.25%             0.10%            1.20%
EQ/Capital Guardian Research                     0.65%         0.25%             0.05%            0.95%
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%             0.05%            0.95%
EQ/Equity 500 Index                              0.25%         N/A               0.06%            0.31%
EQ/Evergreen Omega                               0.65%         0.25%             0.05%            0.95%
EQ/FI Mid Cap                                    0.70%         0.25%             0.05%            1.00%
EQ/FI Small/Mid Cap Value                        0.75%         0.25%             0.10%            1.10%
EQ/Janus Large Cap Growth                        0.90%         0.25%             0.00%            1.15%
EQ/Lazard Small Cap Value                        0.75%         0.25%             0.10%            1.10%
EQ/Mercury Basic Value Equity                    0.60%         0.25%             0.10%            0.95%
EQ/MFS Emerging Growth Companies                 0.62%         0.25%             0.10%            0.97%
EQ/MFS Investors Trust                           0.60%         0.25%             0.10%            0.95%
EQ/MFS Research                                  0.65%         0.25%             0.05%            0.95%
EQ/Morgan Stanley Emerging Markets Equity        1.15%         0.25%             0.40%            1.80%
EQ/Putnam Growth & Income Value                  0.60%         0.25%             0.10%            0.95%
EQ/Putnam International Equity                   0.85%         0.25%             0.15%            1.25%
EQ/Putnam Investors Growth                       0.65%         0.25%             0.05%            0.95%
EQ/T. Rowe Price International Stock             0.85%         0.25%             0.15%            1.25%
------------------------------------------------------------------------------------------------------------------

-----
13
--------------------------------------------------------------------------------

Notes:
(1) The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.
(2) The maximum withdrawal charge is 6% of the amount withdrawn, or 8.5% of contributions made by or on behalf of a participant, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.
(3) This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.
(4) The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. We reserve the right to increase this charge upon 90 days written notice to the employer or plan trustee.
(5) We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option except for plans with 10 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days written notice to the employer or plan trustee.
(6) The management fees shown reflect revised management fees, effective May 1, 2000, which were approved by shareholders. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.
(7) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for participants enrolled under MOMENTUM PLUS contract.
(8) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Alliance Technology portfolio on May 1, 2000, "Other Expenses" shown have been annualized. Initial seed capital was invested for the EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive portfolios on September 1, 2000, thus "Other Expenses" shown are estimated. See footnote (9) for any expense limitation agreement information.
(9) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the amounts specified above as "Net Total
    Annual Expenses." The amount shown for the EQ/Morgan Stanley Emerging Markets Portfolio, reflects a .05% decrease in the portfolio's expense waiver. The decrease in the expense waiver was effective on May 1, 2001. Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached a sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. The following chart indicates other expenses before any fee waivers and/or expense reimbursements that would have applied to each Portfolio. Portfolios that are not listed below do not have an expense limitation arrangement in effect.


--------------------------------------------------------------------------------
                                                      OTHER EXPENSES
                                                      (BEFORE ANY FEE
                                                      WAIVERS AND/OR
                                                          EXPENSE
PORTFOLIO NAME                                        REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/Alliance Premier Growth                                0.05%
EQ/Alliance Technology                                    0.06%
EQ/AXP New Dimensions                                     1.23%
EQ/AXP Strategy Aggressive                                0.57%
EQ/Balanced                                               0.08%
EQ/Bernstein Diversified Value                            0.15%
EQ/Calvert Socially Responsible                           1.47%
EQ/Capital Guardian International                         0.20%
EQ/Capital Guardian Research                              0.16%
EQ/Capital Guardian U.S. Equity                           0.11%
EQ/Evergreen Omega                                        0.83%
EQ/FI Mid Cap                                             0.27%

--------------------------------------------------------------------------------
                                                      OTHER EXPENSES
                                                      (BEFORE ANY FEE
                                                      WAIVERS AND/OR
                                                          EXPENSE
PORTFOLIO NAME                                        REIMBURSEMENTS)
--------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                                 0.19%
EQ/Janus Large Cap Growth                                 0.22%
EQ/Lazard Small Cap Value                                 0.14%
EQ/Mercury Basic Value Equity                             0.10%
EQ/MFS Investors Trust                                    0.13%
EQ/MFS Research                                           0.07%
EQ/Morgan Stanley Emerging Markets Equity                 0.52%
EQ/Putnam Growth & Income Value                           0.12%
EQ/Putnam International Equity                            0.22%
EQ/Putnam Investors Growth                                0.10%
EQ/T. Rowe Price International Stock                      0.24%

-----
14
--------------------------------------------------------------------------------



EXAMPLES

The examples below show the expenses that a hypothetical participant would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. We also assume there is no waiver of the withdrawal charge.(1) The quarterly administrative charge is based on the charges that apply to a mix of estimated contract sizes resulting in an estimated administrative charge of $0.935 per $1,000. These examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 11 or fewer participants. The administrative charge used in the examples is the maximum charge. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus. The examples assume the continuation of Total Annual Expenses (after expense limitation) shown for each portfolio of EQ Advisors Trust in the table, above, for the entire one, three and ten year periods included in the examples.

These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown.(2) Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.




----------------------------------------------------------------------------------------------------
                                                          IF YOUR PARTICIPATION UNDER THE
                                                         MOMENTUM PLUS CONTRACT TERMINATES
                                                             AT THE END OF EACH PERIOD
                                                           SHOWN, THE EXPENSE WOULD BE:
----------------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 83.84     $ 133.53     $ 186.03     $ 251.65
EQ/Alliance Common Stock                         $ 82.26     $ 128.78     $ 178.09     $ 234.40
EQ/Alliance Global                               $ 85.22     $ 137.68     $ 192.94     $ 266.51
EQ/Alliance Growth and Income                    $ 83.45     $ 132.35     $ 184.05     $ 247.36
EQ/Alliance Growth Investors                     $ 83.35     $ 132.05     $ 183.55     $ 246.29
EQ/Alliance High Yield                           $ 83.84     $ 133.53     $ 186.03     $ 251.65
EQ/Alliance Intermediate Government Securities   $ 82.95     $ 130.86     $ 181.57     $ 241.98
EQ/Alliance International                        $ 88.48     $ 147.40     $ 209.05     $ 300.72
EQ/Alliance Money Market                         $ 81.18     $ 125.51     $ 172.59     $ 222.38
EQ/Alliance Premier Growth                       $ 88.57     $ 147.69     $ 209.54     $ 301.74
EQ/Alliance Quality Bond                         $ 83.05     $ 131.16     $ 182.06     $ 243.06
EQ/Alliance Small Cap Growth                     $ 85.22     $ 137.68     $ 192.94     $ 266.51
EQ/Alliance Technology                           $ 88.57     $ 147.69     $ 209.54     $ 301.74
EQ/AXP New Dimensions                            $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/AXP Strategy Aggressive                       $ 87.10     $ 143.28     $ 202.24     $ 286.35
EQ/Balanced                                      $ 83.64     $ 132.94     $ 185.04     $ 249.51
EQ/Bernstein Diversified Value                   $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/Calvert Socially Responsible                  $ 87.59     $ 144.76     $ 204.68     $ 291.51
EQ/Capital Guardian International                $ 89.07     $ 149.16     $ 211.96     $ 306.82
EQ/Capital Guardian Research                     $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/Capital Guardian U.S. Equity                  $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/Equity 500 Index                              $ 80.29     $ 122.82     $ 168.08     $ 212.45
EQ/Evergreen Omega                               $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/FI Mid Cap                                    $ 87.10     $ 143.28     $ 202.24     $ 286.35
EQ/FI Small/Mid Cap Value                        $ 88.08     $ 146.22     $ 207.11     $ 296.64
EQ/Janus Large Cap Growth                        $ 88.57     $ 147.69     $ 209.54     $ 301.74
EQ/Lazard Small Cap Value                        $ 88.08     $ 146.22     $ 207.11     $ 296.64
EQ/Mercury Basic Value Equity                    $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/MFS Emerging Growth Companies                 $ 86.80     $ 142.40     $ 200.78     $ 283.24
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                         IF YOUR PARTICIPATION UNDER THE
                                                              MOMENTUM PLUS CONTRACT
                                                         DOES NOT TERMINATE AT THE END OF
                                                     EACH PERIOD SHOWN THE EXPENSES WOULD BE:
----------------------------------------------------------------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 22.17     $ 68.38    $ 117.20     $ 251.65
EQ/Alliance Common Stock                         $ 20.49     $ 63.31    $ 108.70     $ 234.40
EQ/Alliance Global                               $ 23.64     $ 72.81    $ 124.60     $ 266.51
EQ/Alliance Growth and Income                    $ 21.75     $ 67.12    $ 115.08     $ 247.36
EQ/Alliance Growth Investors                     $ 21.65     $ 66.80    $ 114.55     $ 246.29
EQ/Alliance High Yield                           $ 22.17     $ 68.38    $ 117.20     $ 251.65
EQ/Alliance Intermediate Government Securities   $ 21.23     $ 65.53    $ 112.42     $ 241.98
EQ/Alliance International                        $ 27.10     $ 83.18    $ 141.86     $ 300.72
EQ/Alliance Money Market                         $ 19.34     $ 59.82    $ 102.81     $ 222.38
EQ/Alliance Premier Growth                       $ 27.21     $ 83.50    $ 142.38     $ 301.74
EQ/Alliance Quality Bond                         $ 21.33     $ 65.85    $ 112.96     $ 243.06
EQ/Alliance Small Cap Growth                     $ 23.64     $ 72.81    $ 124.60     $ 266.51
EQ/Alliance Technology                           $ 27.21     $ 83.50    $ 142.38     $ 301.74
EQ/AXP New Dimensions                            $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/AXP Strategy Aggressive                       $ 25.63     $ 78.79    $ 134.57     $ 286.35
EQ/Balanced                                      $ 21.96     $ 67.75    $ 116.14     $ 249.51
EQ/Bernstein Diversified Value                   $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/Calvert Socially Responsible                  $ 26.16     $ 80.36    $ 137.18     $ 291.51
EQ/Capital Guardian International                $ 27.73     $ 85.06    $ 144.97     $ 306.82
EQ/Capital Guardian Research                     $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/Capital Guardian U.S. Equity                  $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/Equity 500 Index                              $ 18.40     $ 56.95    $  97.98     $ 212.45
EQ/Evergreen Omega                               $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/FI Mid Cap                                    $ 25.63     $ 78.79    $ 134.57     $ 286.35
EQ/FI Small/Mid Cap Value                        $ 26.68     $ 81.93    $ 139.78     $ 296.64
EQ/Janus Large Cap Growth                        $ 27.21     $ 83.50    $ 142.38     $ 301.74
EQ/Lazard Small Cap Value                        $ 26.68     $ 81.93    $ 139.78     $ 296.64
EQ/Mercury Basic Value Equity                    $ 25.11     $ 77.22    $ 131.95     $ 281.17
EQ/MFS Emerging Growth Companies                 $ 25.32     $ 77.85    $ 133.00     $ 283.24
----------------------------------------------------------------------------------------------------

-----
15
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                     IF YOUR PARTICIPATION UNDER THE
                                                    MOMENTUM PLUS CONTRACT TERMINATES
                                                        AT THE END OF EACH PERIOD
                                                      SHOWN, THE EXPENSE WOULD BE:
---------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                      $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/MFS Research                             $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/Morgan Stanley Emerging Markets Equity   $ 94.98     $ 166.64     $ 240.60     $ 365.79
EQ/Putnam Growth & Income Value             $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/Putnam International Equity              $ 89.56     $ 150.62     $ 214.37     $ 311.88
EQ/Putnam Investors Growth                  $ 86.60     $ 141.81     $ 199.80     $ 281.17
EQ/T. Rowe Price International Stock        $ 89.56     $ 150.62     $ 214.37     $ 311.88
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                                    IF YOUR PARTICIPATION UNDER THE
                                                         MOMENTUM PLUS CONTRACT
                                                    DOES NOT TERMINATE AT THE END OF
                                                EACH PERIOD SHOWN THE EXPENSES WOULD BE:
---------------------------------------------------------------------------------------------
                                            1 YEAR     3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                      $ 25.11     $  77.22   $ 131.95     $ 281.17
EQ/MFS Research                             $ 25.11     $  77.22   $ 131.95     $ 281.17
EQ/Morgan Stanley Emerging Markets Equity   $ 34.03     $ 103.72   $ 175.65     $ 365.79
EQ/Putnam Growth & Income Value             $ 25.11     $  77.22   $ 131.95     $ 281.17
EQ/Putnam International Equity              $ 28.26     $  86.63   $ 147.56     $ 311.88
EQ/Putnam Investors Growth                  $ 25.11     $  77.22   $ 131.95     $ 281.17
EQ/T. Rowe Price International Stock        $ 28.26     $  86.63   $ 147.56     $ 311.88
---------------------------------------------------------------------------------------------



(1) The amount accumulated could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because the amount applied to purchase an annuity payout option must be at least $3,500. See "Accessing your money." In some cases, charges for state premium or other applicable taxes will be deducted from the amount applied, if applicable.

(2) Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if your participation under the MOMENTUM PLUS contract does not terminate" would, in each case, be increased by $6.08 based on the average amount applied to annuity payout options in 2000. See "Annuity administrative fee" in "Charges and expenses."



CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2000.

1
Contract features and benefits

-----
16
--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either wire transfer or check. Participants should not send contributions directly to Equitable Life. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. Employers should send all contributions to Equitable Life at the processing office. See "How to reach us."

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. If we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will allocate all or a portion of an initial contribution to the plan's default option. The plan's default option may be either the guaranteed interest option or EQ/Alliance Money Market option. If instructed to allocate less than 100%, we will only allocate the portion of the contribution for which we do not have instructions to the default option. If instructed to allocate more than 100%, we will allocate the entire amount of the contribution to the default option. We will then notify the employer or plan trustee, as applicable, and request corrected instructions. If we do not receive corrected instructions after sending three notices, but in no event later than 105 days from the date a contribution is first credited to the default option, we will return to the employer or plan trustee, whichever applies, all contributions for which notices had been sent, plus earnings.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.


--------------------------------------------------------------------------------

Generally, our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


The investment options available are the variable investment options and the guaranteed interest option.



VARIABLE INVESTMENT OPTIONS


Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Only 25 investment options can be active at any one time. A limit of 45 investment options can be chosen over the life of the contract. Listed below are the currently available portfolios, their investment objectives, and their advisers.


--------------------------------------------------------------------------------

The employer or plan trustee, as applicable, can choose from among the variable investment options.

--------------------------------------------------------------------------------

-----
17
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST

You should note that some EQ Advisors trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                  OBJECTIVE                                           ADVISER
---------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock             Long-term growth of capital                         Alliance Capital Management L.P.
                                                                                    Marsico Capital Management, LLC
                                                                                    MFS Investment Management
                                                                                    Provident Investment Counsel, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock        Long-term growth of capital and increasing          Alliance Capital Management L.P.
                                income
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global              Long-term growth of capital                         Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income   High total return through investments primarily     Alliance Capital Management L.P.
                                in dividend paying stocks of good quality,
                                although the Portfolio also may invest in
                                fixed-income and convertible securities
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors    High total return consistent with the adviser's     Alliance Capital Management L.P.
                                determination of reasonable risk
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance High Yield          High total return through a combination of          Alliance Capital Management L.P.
                                current income and capital appreciation by
                                investing generally in high yield securities
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate        High current income consistent with relative        Alliance Capital Management L.P.
 Government Securities          stability of principal
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International       Long-term growth of capital                         Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market        High level of current income, preserve its assets   Alliance Capital Management L.P.
                                and maintain liquidity
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth      Long-term growth of capital                         Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond        High current income consistent with                 Alliance Capital Management L.P.
                                preservation of capital
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth    Long-term growth of capital                         Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology          Long-term growth of capital                         Alliance Capital Management L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions           Long-term growth of capital                         American Express Financial Corporation
---------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive      Long-term growth of capital                         American Express Financial Corporation
---------------------------------------------------------------------------------------------------------------------------

-----
18
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                      OBJECTIVE                                          ADVISER
---------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                         High return through both                           Alliance Capital Management, L.P.
                                    appreciation of capital                            Capital Guardian Trust Company
                                    and current income                                 Prudential Investments Fund Management,
                                                                                        LLC
                                                                                       Jennison Associates LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value      Capital appreciation                               Alliance Capital Management L.P. through
                                                                                       its Bernstein Investment Research and
                                                                                       Management unit
---------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible     Long-term capital appreciation                     Calvert Asset Management Company, Inc.
                                                                                       and Brown Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International   Long-term growth of capital by investing           Capital Guardian Trust Company
                                    primarily in non-United States equity securities
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research        Long-term growth of capital                        Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     Long-term growth of capital                        Capital Guardian Trust Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                 Total return before expenses that approximate      Alliance Capital Management L.P.
                                    the total return performance of the S&P 500
                                    Index, including reinvestment of dividends, at a
                                    risk level consistent with that of the Standard &
                                    Poors 500 Index
---------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                  Long-term growth of capital                        Evergreen Investment Management
                                                                                       Company, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                       Long-term growth of capital                        Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value           Long-term capital appreciation                     Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth           Long-term growth in a manner that is consistent    Janus Capital Corporation
                                    with preservation of capital
---------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value           Capital appreciation                               Lazard Asset Management
---------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity       Capital appreciation and, secondarily, income      Mercury Advisors
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth              Long-term capital growth                           MFS Investment Management
 Companies
---------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust              Long-term growth of capital with a secondary       MFS Investment Management
                                    objective to seek reasonable current income
---------------------------------------------------------------------------------------------------------------------------------

-----
19
--------------------------------------------------------------------------------



PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                     OBJECTIVE                                         ADVISER
------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                    Long-term growth of capital and future income     MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley Emerging         Long-term capital appreciation                    Morgan Stanley Asset Management
 Markets Equity
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income          Capital growth, current income is a secondary     Putnam Investment Management, LLC
 Value                             objective
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity     Capital appreciation                              Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth         Long-term growth of capital and any increased     Putnam Investment Management, LLC
                                   income that results from this growth
------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price International     Long-term growth of capital                       T. Rowe Price International, Inc.
 Stock
------------------------------------------------------------------------------------------------------------------------



*See "combination of certain investment options," below. Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.

COMBINATION OF CERTAIN INVESTMENT OPTIONS

On or about May 18, 2001, the following combinations will occur: (i) interests in the EQ/Balanced option will replace interests in the Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and EQ/Putnam Balanced options and these options will no longer be available; and (ii) interests in the EQ/Bernstein Diversified Value option will replace interests in the T. Rowe Price Equity Income option and this option will no longer be available. We will move the assets in the replaced options into the applicable surviving option. After the combinations are effective, allocation elections to the replaced options will be considered as allocation elections to the applicable surviving option. Since the replaced options will continue to be in existence only until approximately May 18, 2001, references to these options have been omitted from the fee table, the expense examples and the investment performance.



GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.


We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2001 is 4%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest

-----
20
--------------------------------------------------------------------------------

account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:


o the date amounts were credited to the account, or

o the date your employer's plan enrolled under the contract.



CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

   (a) the plan fails to qualify under the Internal Revenue Code, or

   (b) we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.


EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1) as a result of:


     o a participant's death,

     o attainment of the normal retirement age under the employer's plan,

     o disability, or

     o separation from service;


(2) to purchase an annuity payout option that depends on the life of an annuitant; or

(3) to satisfy the Internal Revenue Code's minimum distribution requirements.


We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days advance notice of a plan termination.


We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination.


MARKET VALUE ADJUSTMENT


To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:


(1) We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2) We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

-----
21
--------------------------------------------------------------------------------

(3) We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.


Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

o We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

o If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time, and a limit of 45 investment options over the life of the contract. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.

If any one of the EQ/Alliance High Yield, EQ/Alliance Intermediate Government Securities, or EQ/Alliance Quality Bond options are chosen, the EQ/Alliance Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options is selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options." Lastly, if any of the above-listed options are not selected, the guaranteed interest option must be elected as a funding option.



ALLOCATING YOUR CONTRIBUTIONS


If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Employees and employers may allocate contributions in different percentages. Some plans may allow participant-directed contributions only for employee post-tax and salary-deferral contributions.

You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change their allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use TOPS or EQAccess to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

2
Determining your retirement account value

-----
22
--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses."

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS


Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:


(i)   increased to reflect additional contributions,

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii) decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv) increased to reflect a transfer into or decreased to reflect a transfer out of investment options.


In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.



YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION


The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans, and transfers out of the option, and charges we deduct.

3
Transferring your money among investment options

-----
23
--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Investment Simplifier: automatic transfer options" and "Rebalancing your retirement account value" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our TOPS or EQ/Access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Alliance High Yield, EQ/Alliance Intermediate Government Securities, EQ/Alliance Money Market, or EQ/Alliance Quality Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other variable investment option during a "transfer period" is the greater of:


(i) 25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter, or

(ii) the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

We will not permit transfers out of the guaranteed interest option for 90 days after we receive notice of a plan termination. However, automatic transfers under the fixed-dollar option and the interest sweep option will continue during this 90-day period. After 90 days, the transfer limitation described above will go into effect for all transfers (regardless of which variable investment options are available under your employer's plan).

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.


If the employer or plan trustee, as applicable, has transferred assets to the MOMENTUM PLUS contract from another funding vehicle, you may transfer, for the remainder of the calendar year in which the assets have been transferred, up to 25% of the amount that is initially allocated to the guaranteed interest option on your behalf.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time.


A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the Momentum Plus contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone

-----
24
--------------------------------------------------------------------------------

services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


AUTOMATIC TRANSFER OPTIONS


INVESTMENT SIMPLIFIER

Contract owners can elect to provide participants with one of two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep option." You may select one or the other, but not both. If a participant elects one of these options, we will reflect that option with respect to amounts attributable to his or her plan account values under the contract.


FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.


INTEREST SWEEP. Under the interest sweep option, each month we transfer the amount of interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month after that to participate in the interest sweep option. The interest sweep option is not subject to the transfer restrictions mentioned above.

You may elect an automatic transfer option by filing an election form with your employer or plan trustee. For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office. For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month in which we receive your election form at our processing office.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END

Your participation in the investment simplifier will end:


o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available for transfer from the guaranteed interest option has been transferred out.

-----
25
--------------------------------------------------------------------------------


o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive your written request to terminate automatic transfers, or on the date the contract terminates.


ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options which your employer has selected for your plan. You must tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Your entire retirement account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------
You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the guaranteed interest option.

You may change your allocation instructions or cancel the program at any time.

4
Accessing your money

-----
26
--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.


As a deterrent to premature withdrawal (generally before age 59-1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information."


The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.


Withdrawals or terminations may result in a withdrawal charge, an installment payout, and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" and "Charges that Equitable Life deducts" under "Charges and expenses."



INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the Momentum Plus contract if a participant's:

o plan permits it and the contract owner elects to make this option available to the participants;

o retirement account value is not subject to a withdrawal charge, explained fully in "Charges and expenses";

o    account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Internal Revenue Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.



FORFEITURES


Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Master Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the "default option." The default option is the EQ/Alliance Money Market option, if that is an option under

-----
27
--------------------------------------------------------------------------------

your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses."


PLAN LOANS


The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.


Employers who adopt the Master Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or prototype plan depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.

You presently may not borrow from your vested retirement account value without first obtaining a prohibited transaction exemption from the Department of Labor ("DOL") if you are:

o    a partner who owns more than 10% of the business, or

o a shareholder-employee of an S Corporation who owns more than 5% of the business.

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.


We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Additional Loan Provisions" in the SAI and "Tax information" of this prospectus.


For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses."


Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.


Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and not to Equitable Life. All plan loan payments made by the plan administrator to us must be made by check or wire transfer subject to the same rules for contributions. See "How contributions can be made."

You may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

-----
28
--------------------------------------------------------------------------------


A plan loan will be considered in default if:


o we do not receive the amount of any scheduled repayment within 90 days of its due date,

o    the participant dies, or

o    participation under the contract terminates.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.


YOUR ANNUITY PAYOUT OPTIONS


When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Internal Revenue Code, MOMENTUM PLUS will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan.


--------------------------------------------------------------------------------
Annuity Payout Options     Life annuity
                           Life annuity with period
                           certain
                           Life annuity with refund
                           certain
                           Period certain annuity
                           Qualified joint and
                           survivor life
--------------------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS


A participant can choose from among the following annuity payout options:

o Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

o Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life, and, if a participant dies before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of a participant and their spouse.

A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life, and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed a

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   participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

o Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant, and after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Master Plan and Trust.


The MOMENTUM PLUS contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.


The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:


o    a $100,000 initial contribution;

o    both the annuitant and the joint annuitant are 65;

o    fixed annuity rates that are currently guaranteed in the contract;

o    no state premium taxes; and

o    no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.


-----------------------------------------------------------------------------------------------------
                                                              AMOUNT TO BE     RATE PER
                                                               APPLIED ON      $1.00 OF      MONTHLY
                                                                ANNUITY        MONTHLY       ANNUITY
ANNUITY FORM                                                  FORM ELECTED     ANNUITY       PROVIDED
-----------------------------------------------------------------------------------------------------
Life                                                        $100,000         $ 207.42      $ 482.11
5 Year Certain Life                                          100,000           208.32        480.04
10 Year Certain Life                                         100,000           211.15        473.60
15 Year Certain Life                                         100,000           216.29        462.34
20 Year Certain Life                                         100,000           224.23        445.98
100% Joint & Survivor Life                                   100,000           243.17        411.23
75% Joint & Survivor Life                                    100,000           234.24        426.92*
50% Joint & Survivor Life                                    100,000           225.30        443.86*
100% Joint & Survivor -- 5 Year Certain Life**               100,000           243.19        411.20
100% Joint & Survivor -- 10 Year Certain Life**              100,000           243.37        410.90
100% Joint & Survivor -- 15 Year Certain Life**              100,000           244.03        409.79
100% Joint & Survivor -- 20 Year Certain Life**              100,000           245.83        406.79
-----------------------------------------------------------------------------------------------------

* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.

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We offer other payout options not outlined here. Equitable's financial professional can provide details.



SELECTING AN ANNUITY PAYOUT OPTION


In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.


The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen; and

(3) in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

--------------------------------------------------------------------------------

An annuitant is the measuring life for determining payments. The participant is also an annuitant.

--------------------------------------------------------------------------------

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70-1/2



Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70-1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70-1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).



AUTOMATIC MINIMUM WITHDRAWAL OPTION


The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet required minimum distributions. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules requires a participant to withdraw from their retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70-1/2 and has a retirement account value of at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or your retirement account value, whichever is less. The Internal Revenue Service ("IRS") and Treasury recently have proposed revisions to the minimum distribution rules. We expect the rules to be finalized no earlier than January 1, 2002. The proposed revisions permit plan administrators, plan participants, and beneficiaries to apply the proposed revisions to distributions for the calendar year 2001 provided that the plan adopts a temporary amendment to permit such distributions.

5
The MOMENTUM PLUS program

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This section explains the MOMENTUM PLUS Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS Program (other than the variable investment options) such as the Master Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS Program.


The MOMENTUM PLUS program offers, according to the terms of either the Master Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Internal Revenue Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS contract before entering into the contract.


MASTER PLAN AND TRUST

As an employer, subject to Equitable Life's underwriting requirements, you can use the MOMENTUM PLUS program to adopt the Master Plan and Trust, in which case the Master Trust will be the sole funding vehicle for your plan. The Master Trust is funded by the contract.


The Master Plan and Trust consists of IRS approved master defined contribution plans, all of which use the same basic plan document. They include:


o a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Internal Revenue Code); and

o    a standardized and a nonstandardized defined contribution pension plan.


An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts. The plans are designed to meet the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
Section 404(c). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by Department of Labor ("DOL") regulation 404(c). (See "Certain rules applicable to plans designed to comply with section 404(c) of ERISA" under "Tax information."


If you adopt the Master Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Master Plan and Trust.


POOLED TRUST


If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Master Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Master Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.

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TRUSTEE

Chase Manhattan Bank N.A. currently is the trustee under both the Pooled Trust and the Master Plan and Trust. The sole responsibility of Chase Manhattan Bank N.A. is to serve as a party to the MOMENTUM PLUS contract. It has no responsibility for the administration of the MOMENTUM PLUS program or for any distributions or duties under the contract. The Master Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations, where the MOMENTUM PLUS contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.


EMPLOYER'S RESPONSIBILITIES


If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:


o    sending us contributions at the proper time;

o    determining the amount of all contributions for each participant;

o    maintaining all personnel records necessary for administering your plan;

o    determining who is eligible to receive benefits;

o    forwarding all the forms to us that employees are required to submit;

o arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

o    arranging to have our prospectuses distributed;

o filing an annual information return for your plan with the IRS, if required;

o providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

o selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

o meeting the requirements of ERISA Section 404(c) if you intend for your plan to comply with that section.


The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or a prototype plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.



ADOPTING THE MOMENTUM PLUS PROGRAM

To adopt the Master Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS contract. We reserve the right to amend the MOMENTUM PLUS contract without the consent of any other person to comply with laws and regulations that may apply.

6
Plan recordkeeping services

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33
--------------------------------------------------------------------------------


We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Master Plan and Trust.



BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

o    accounting by participant;

o    accounting by source of contributions;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o provision of annual 5500 series Schedule A report information for use in making the plan's annual report to the IRS and the DOL; and

o    plan loan processing, if applicable.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with Equitable Life. The written agreement specifies the fees for this service.


FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Master Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

o    Master Plan and Trust documents approved by the IRS;

o assistance in interpreting the Master Plan and Trust, including plan installation and ongoing administrative support;

o    assistance in annual reporting with the IRS and the DOL;

o plan administration manual and forms (including withdrawal, transfer, loan processing, and account allocation forms);

o    performance of vesting calculations;

o performance of special nondiscrimination tests applicable to Internal Revenue Code Section 401(k) plans;

o tracking of hardship withdrawal amounts in Internal Revenue Code Section 401(k) plans; and

o direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS.


Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

7
Charges and expenses

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34
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CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

o    A mortality and expense risk charge

o    An expense charge


We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:


o    A quarterly administrative charge.

o    A withdrawal charge when you make certain withdrawals.

o    A loan set-up charge when a plan loan is made.

o A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

o Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan recordkeeping services. More information about these charges appears below.



CHARGES UNDER THE CONTRACT



CHARGES TO VARIABLE INVESTMENT OPTIONS


We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks, and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.


The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.


QUARTERLY ADMINISTRATIVE CHARGE


On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value. The charge is currently equal to a maximum charge of $7.50 or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How we deduct the quarterly administrative charge" in the SAI.


We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST Corporate Trusteed, EQUI-VEST Unincorporated Trusteed, EQUI-VEST Annuitant-Owned HR-10 or Momentum as a funding vehicle, and which transferred assets to this contract, if the retirement account value of the MOMENTUM PLUS account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

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35
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CHARGE FOR PLAN RECORDKEEPING SERVICES


The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.



WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

o in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an Equitable Life contract;

o in-service withdrawals from the variable investment options following a plan termination;

o in-service withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

o    surrenders following a contract termination.


Hardship withdrawals are never subject to a withdrawal charge.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of contributions made on behalf of the participant.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.



WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

o the amount withdrawn is applied to the election of a life annuity payout option;

o    you, the participant, die, retire or become disabled;

o you, the participant, have separated from service (see Section 402(d)(4)(A) of the Internal Revenue Code as in effect under the Tax Reform Act of
     1986);

o the amount withdrawn is intended to satisfy the Internal Revenue Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70-1/2;

o the amount withdrawn is defined as a "hardship withdrawal" pursuant to Treasury Regulation 1.401(k)-1(d)(2);

o the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Internal Revenue Code, including any gains or losses, and the

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36
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   withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

o the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Internal Revenue Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

o the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions; or

o the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.


PLAN LOAN CHARGES


We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Internal Revenue Code.


We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter recordkeeping charge (but not the $25 set-up charge) will apply to takeover loans.


An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days written notice of any increase.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).



VARIABLE ANNUITY ADMINISTRATION FEE


We deduct a fee of up to $350 from amounts applied to a variable annuity payout option.



CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:



o    Investment advisory fees ranging from 0.25% to 1.15%.


o    12b-1 fees of 0.25% for Class IB shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees, and liability insurance.


o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. For more information about these charges, please refer to the prospectus of EQ Advisors Trust.


CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administrations, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our

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37
--------------------------------------------------------------------------------

rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

8
Payment of death benefit

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38
--------------------------------------------------------------------------------

DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.


If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.



DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1) A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of death, or

(2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to the date the participant would have turned age 70-1/2.


If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the Momentum Plus contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the guaranteed interest option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.


To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information."

We are not responsible for any beneficiary change request that we do not receive.


BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)  receive the death benefit in a single sum,

(b)  apply the death benefit to an annuity payout option we offer,

(c) apply the death benefit to provide any other form of benefit payment we offer, or

(d) have the death benefit credited to an account under the MOMENTUM PLUS contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions. The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

If the beneficiary elects the last option then:

(1) the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2) we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

9
Tax information

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39
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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code and ERISA. The Internal Revenue Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Internal Revenue Code and ERISA include requirements for various features including:

o    participation, vesting and funding;

o    nondiscrimination;

o    limits on contributions and benefits;

o    distributions;

o    penalties;

o    duties of fiduciaries;

o    prohibited transactions; and

o    withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE INTERNAL REVENUE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Internal Revenue Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Internal Revenue Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment.


Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code section 401. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

THE PROVISIONS OF THE INTERNAL REVENUE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.



TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly.



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See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $35,000 or 25% of the compensation or earned income for each participant. In 2001, the employer may not consider compensation in excess of $170,000 in calculating contributions to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.


Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates.

A qualified plan may allow the participant to direct the employer to make contributions that will not be included in the employee's income ("elective deferrals") by entering into a salary reduction agreement with the employer under Section 401(k) of the Internal Revenue Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:


(1)  reaching of age 59-1/2,

(2)  death,

(3)  disability,

(4)  certain business dispositions and plan terminations, or

(5) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $7,000 ($10,500 as indexed for inflation in 2001) under all salary reduction arrangements with all employers in which the individual participates.


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees. That is, they are not subject to elective deferral limits.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $85,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."

Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.


Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a


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matching contribution equal to (a) 100% of salary deferral contributions up to
3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to nondiscrimination testing on salary deferral and above the contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing the excess contributions or excess aggregate contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution. Such a distribution is not treated as an impermissible withdrawal by the employee or an eligible rollover distribution and will not be subject to the 10% penalty tax on premature distributions.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of section 401(m) of the Internal Revenue Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.


INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.


INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity



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on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.


INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax advisor for information about your individual circumstances.



ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), or rolled over by the individual to another plan or IRA within 60 days of receipt. Death benefits received by a spousal beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o One of a series of substantially equal periodic payments is made (not less frequently than annually):

     (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

     (b)  for a specified period of ten years or more.

o    nondeductible voluntary contributions;

o    a hardship withdrawal;


o    any distribution to the extent that it is a required distribution under
     Section 401(a)(9) of the Internal Revenue Code (see "Distribution requirements and limits" below);


o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Internal Revenue Code;

o loans that are treated as deemed distributions under Section 72(p) of the Internal Revenue Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Internal Revenue Code; and

o    a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.


PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59-1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability;

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)  distributions due to separation from active service after age 55; and

(d)  distributions used to pay certain extraordinary medical expenses.



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FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description in this section of "Eligible rollover distributions."

For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.


STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.



DISTRIBUTION REQUIREMENTS AND LIMITS


Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70-1/2 (or retires from the employer sponsoring the plan, if later). 5% owners of qualified plans must commence minimum distributions after age 70-1/2 even if they are still working. Distributions can generally be made:

(1)  in a lump sum payment;

(2)  over the life of the participant;

(3) over the joint lives of the participant and his or her designated beneficiary;

(4)  over a period not extending beyond the life expectancy of the participant;
     or

(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Internal Revenue Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70-1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum



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required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Internal Revenue Code and Treasury Regulations require may result in plan disqualification.


SPOUSAL REQUIREMENTS


In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity (QJSA). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.



CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:


o with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

o in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

o all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

o the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made;

o for loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986, the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Internal Revenue Code;


o only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

o loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

o each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

o some plans provide that the participant's spouse must consent in writing to the loan; and

o except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.


If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or,



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in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS shall apply regardless of the plan administrator's guidelines.


IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax rules, Equitable Life does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).


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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


We will notify MOMENTUM PLUS contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.



ABOUT EQ ADVISORS TRUST


EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and a subsidiary of Equitable Life, served as investment manager to EQ Advisors Trust.)


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became corresponding portfolios of EQ Advisors Trust.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio's



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investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, their Rule 12b-1 plan relating to the Class IB shares, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY


Our business day generally is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or close or close early due to emergency conditions. Our business day ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.


o Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.



CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.


o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.


o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive the appropriate election form at our processing office.




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o    For the interest-sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.



ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o    the formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote.


VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the participants and plan trustees, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our participants, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval or plan trustee, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


IRS DISQUALIFICATION


If a retirement plan funded by the MOMENTUM PLUS contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS program and pay the participant, the plan trustee, or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to

-----
49
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have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the contracts' distribution.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. Participants and contract owners may request one by writing to our processing office or calling 1-800-528-0204.



DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. The contracts are sold by financial professionals who are registered representatives of AXA Advisors and its affiliates, who are also our licensed insurance agents.

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


11
Investment performance



-----
51
--------------------------------------------------------------------------------


The table below shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.

The table takes into account all current fees and charges under the contract, including the quarterly administrative charge, if applicable, and the withdrawal charges and expenses, if applicable, but do reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

The results shown are based on the actual historical investment experience of the portfolios in which the variable investment option invest. In some cases, the results shown relate to periods when the variable investment options were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contract been available.

The results shown for the EQ/Aggressive Stock, EQ/Balanced, EQ/Alliance Common Stock and EQ/Alliance Money Market options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since Portfolio Inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted the results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.


All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. INDIVIDUAL RESULTS WILL DIFFER.

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52
--------------------------------------------------------------------------------





                                      TABLE
AVERAGE ANNUAL TOTAL RETURN UNDER A PARTICIPANT TERMINATION ON DECEMBER 31, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                LENGTH OF INVESTMENT PERIOD
                                                 -----------------------------------------------------------------------------------
                                                                                                                          SINCE
                                                                                                        SINCE OPTION    PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                     1 YEAR        3 YEARS        5 YEARS     10 YEARS      INCEPTION*+    INCEPTION**
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              (21.04)%         (4.18)%       2.18%     11.07%        11.08%          11.08%
EQ/Alliance Common Stock                         (21.86)%          5.78%       12.87%     14.55%        13.60%          10.17%
EQ/Alliance Global                               (26.07)%          5.30%        7.02%     10.88%         8.28%           8.25%
EQ/Alliance Growth and Income                     (0.96)%          9.92%       14.23%        --         13.12%          12.38%
EQ/Alliance Growth Investors                     (15.20)%          6.13%        8.21%     11.79%         8.92%          11.51%
EQ/Alliance High Yield                           (16.96)%        (10.72)%      (0.64)%     6.05%         1.64%           4.65%
EQ/Alliance Intermediate Government Securities    (0.77)%          0.03%        0.82%        --          2.53%           3.04%
EQ/Alliance International                        (30.03)%         (0.11)%      (0.16)%       --          1.66%           2.30%
EQ/Alliance Money Market                          (3.42)%         (0.05)%       0.72%      1.50%         3.59%           3.59%
EQ/Alliance Premier Growth                       (25.82)%            --           --         --        (10.51)%         (8.42)%
EQ/Alliance Quality Bond                           1.33%           0.30%        1.64%        --          2.65%           2.34%
EQ/Alliance Small Cap Growth                       3.61%           5.85%          --         --          8.28%          11.32%
EQ/Alliance Technology                               --              --           --         --        (27.33)%        (24.38)%
EQ/AXP New Dimensions                                --              --           --         --        (22.62)%        (22.62)%
EQ/AXP Strategy Aggressive                           --              --           --         --        (41.99)%        (41.99)%
EQ/Balanced                                      (10.31)%          5.27%        7.06%      8.17%         7.71%           7.71%
EQ/Bernstein Diversified Value                   (10.89)%          1.00%          --         --         (9.77)%          1.00%
EQ/Calvert Socially Responsible                  (11.75)%            --           --         --         (4.26)%         (4.26)%
EQ/Capital Guardian International                (26.46)%            --           --         --         (4.25)%          0.76%
EQ/Capital Guardian Research                      (3.73)%            --           --         --          2.11%           0.48%
EQ/Capital Guardian U.S. Equity                   (5.85)%            --           --         --         (2.69)%         (2.72)%
EQ/Equity 500 Index                              (17.81)%          5.81%       13.13%        --         15.56%          14.68%
EQ/Evergreen Omega                               (19.75)%            --           --         --        (11.44)%         (7.72)%
EQ/FI Mid Cap                                        --              --           --         --         (6.64)%         (6.64)%
EQ/FI Small/Mid Cap Value                         (4.43)%         (6.46)%         --         --         (3.03)%         (1.29)%
EQ/Janus Large Cap Growth                            --              --           --         --        (21.62)%        (21.62)%
EQ/Lazard Small Cap Value                          7.73%          (1.71)%         --         --          4.05%          (1.71)%
EQ/Mercury Basic Value Equity                      1.63%           8.04%          --         --          9.14%          10.66%
EQ/MFS Emerging Growth Companies                 (26.23)%         17.97%          --         --         18.28%          20.65%
EQ/MFS Investors Trust                            (9.73)%            --           --         --         (3.99)%         (2.59)%
EQ/MFS Research                                  (13.89)%          7.15%          --         --          7.95%           9.67%
EQ/Morgan Stanley Emerging Markets Equity        (45.51)%        (10.05)%         --         --        (15.21)%        (15.21)%
EQ/Putnam Growth & Income Value                   (2.94)%          0.33%          --         --          2.54%           3.82%
EQ/Putnam International Equity                   (20.30)%         12.83%          --         --          5.59%          12.43%
EQ/Putnam Investors Growth                       (25.26)%          7.48%          --         --         (6.37)%         11.99%
EQ/T. Rowe Price International Stock             (26.08)%          1.19%          --         --         (1.02)%         (0.06)%
------------------------------------------------------------------------------------------------------------------------------------

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53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 + Unannuitized (including since inception values if time since inception is less than one year).


 * The variable investment option inception dates are: EQ/Aggressive Stock and EQ/Balanced (5/1/84); EQ/Alliance Common Stock (8/27/81); EQ Equity 500 Index, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance High Yield and EQ/Alliance Quality Bond (1/4/94); EQ/Alliance Intermediate Government Securities (6/1/94); EQ/Alliance International (9/1/95); EQ/Alliance Money Market (5/11/82); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity, EQ/Putnam Growth & Income Value, EQ/Bernstein Diversified Value, EQ/T. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (6/2/97); EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Evergreen Omega and EQ/MFS Investors Trust (12/31/98); EQ/Alliance Premier Growth, EQ/Calvert Socially Responsible, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Capital Guardian U.S. Equity, EQ/Lazard Small Cap Value, EQ/Putnam International Equity, and EQ/Putnam Investors Growth (8/30/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, EQ/FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

** The inception dates for portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are:
   EQ/Aggressive Stock and EQ/Balanced (5/1/84); EQ/Alliance Common Stock (8/1/68); EQ/Equity 500 Index (3/1/94); EQ/Alliance Global (8/27/87);
   EQ/Alliance Growth and Income (10/1/93); EQ/Alliance Growth Investors (10/2/89); EQ/Alliance High Yield (1/2/87); EQ/Alliance Intermediate Government Securities (4/1/91); EQ/Alliance International (4/3/95); EQ/Alliance Money Market (5/11/82); EQ/Alliance Quality Bond (10/1/93); EQ/Alliance Small Cap Growth, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/Mercury Basic Value Equity and EQ/Morgan Stanley Emerging Markets Equity (8/20/97); EQ/Bernstein Diversified Value, EQ/Putnam Growth & Income Value, EQT. Rowe Price International Stock and EQ/FI Small/Mid Cap Value (5/1/97); EQ/Lazard Small Cap Value (12/31/97); EQ/Putnam International Equity and EQ/Putnam Investors Growth (5/1/97); EQ/Evergreen Omega and MFS Growth with Income (12/31/98); EQ/Alliance Premier Growth, EQ/Capital Guardian U.S. Equity, EQ/Capital Guardian Research, and EQ/Capital Guardian International (4/30/99); EQ/Calvert Socially Responsible (8/30/99); EQ/Alliance Technology (5/1/00); EQ/Janus Large Cap Growth, FI Mid Cap, EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive (9/1/00). No information is provided for portfolios and/or variable investment options with inception dates after 12/31/99.

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54
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA


In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------

Barron's
Money Management Letter
Morningstar's Variable Annuity Sourcebook
Investment Dealers Digest
Business Week
National Underwriter
Forbes
Pension & Investments
Fortune
USA Today

Institutional Investor
Investor's Business Daily
Money
The New York Times
Kiplinger's Personal Finance
The Wall Street Journal
Financial Planning
The Los Angeles Times
Investment Adviser
The Chicago Tribune
Investment Management Weekly

--------------------------------------------------------------------------------

From time to time we may also advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements that compare the performance to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisery fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge and distribution charge or any withdrawal or optional benefit charge. Comparisons with these benchmarks therefore may be of limited use. We use them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings.

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. According to Lipper, the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the MOMENTUM PLUS performance relative to other variable annuity products. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION


Current yield for the EQ/Alliance Money Market option will be based on net changes in a hypothetical investment over a

-----
55
--------------------------------------------------------------------------------

given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the EQ/Alliance Money Market option. The current yields and effective yields assume the deduction of all contract charges and expenses other than the quarterly administrative charge, withdrawal charge and any charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. For more information, see "EQ/Alliance Money Market option yield information" and "Other yield information" in the SAI.

                      (This page intentionally left blank)

Appendix: Condensed financial information



-----
A-1
--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.






UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001.

---------------------------------------------------------------------------------------
                                               FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------
                                          1993        1994         1995         1996
---------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
 Unit value                             $  98.60    $  93.29     $ 110.81     $ 114.99
 Number of units outstanding (000's)          10          92          129          136
 EQ/AGGRESSIVE STOCK
 Unit value                             $ 105.90    $ 100.49     $ 130.50     $ 157.31
 Number of units outstanding (000's)          12         350          718        1,070
 EQ/ALLIANCE COMMON STOCK
 Unit value                             $ 105.01    $ 101.38     $ 132.47     $ 162.39
 Number of units outstanding (000's)          12         330          706        1,039
 EQ/ALLIANCE GLOBAL
 Unit value                             $ 102.14    $ 106.04     $ 124.30     $ 140.51
 Number of units outstanding (000's)           8         223          391          459
 EQ/ALLIANCE GROWTH AND INCOME
 Unit value                                   --    $  99.06     $ 121.25     $ 143.63
 Number of units outstanding (000's)          --           9           67          121
 EQ/ALLIANCE GROWTH INVESTORS
 Unit value                             $ 101.99    $  97.45     $ 121.49     $ 134.95
 Number of units outstanding (000's)          13         188          375          508
 EQ/ALLIANCE HIGH YIELD
 Unit value                             $ 106.74    $ 102.37     $ 121.10     $ 146.80
 Number of units outstanding (000's)           1          38           70           94
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
 Unit value                             $ 100.44    $  94.76     $ 105.94     $ 108.45
 Number of units outstanding (000's)           1          64           88           81
 EQ/ALLIANCE INTERNATIONAL
 Unit value                                   --          --     $ 104.15     $ 112.81
 Number of units outstanding (000's)          --          --            3           54
 EQ/ALLIANCE MONEY MARKET
 Unit value                             $ 100.47    $ 103.10     $ 107.55     $ 111.75
 Number of units outstanding (000's)          62         474          299          307
---------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------------------
                                            1997         1998         1999         2000
-----------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
 Unit value                              $ 128.45     $ 144.30     $ 156.79     $ 160.10
 Number of units outstanding (000's)          125          121          100           66
 EQ/AGGRESSIVE STOCK
 Unit value                              $ 171.96     $ 170.12     $ 199.45     $ 170.92
 Number of units outstanding (000's)        1,220        1,098          878          671
 EQ/ALLIANCE COMMON STOCK
 Unit value                              $ 207.00     $ 264.22     $ 326.32     $ 276.76
 Number of units outstanding (000's)        1,192        1,133        1,032          792
 EQ/ALLIANCE GLOBAL
 Unit value                              $ 154.62     $ 185.78     $ 253.89     $ 203.73
 Number of units outstanding (000's)          464          408          353          265
 EQ/ALLIANCE GROWTH AND INCOME
 Unit value                              $ 179.60     $ 214.14     $ 250.67     $ 269.45
 Number of units outstanding (000's)          183          209          217          183
 EQ/ALLIANCE GROWTH INVESTORS
 Unit value                              $ 155.46     $ 182.69     $ 228.14     $ 209.98
 Number of units outstanding (000's)          553          509          427          336
 EQ/ALLIANCE HIGH YIELD
 Unit value                              $ 171.56     $ 160.53     $ 153.05     $ 137.94
 Number of units outstanding (000's)          110          100           82           66
 EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
 Unit value                              $ 114.78     $ 122.00     $ 120.52     $ 129.80
 Number of units outstanding (000's)           77           76           63           34
 EQ/ALLIANCE INTERNATIONAL
 Unit value                              $ 107.89     $ 117.68     $ 159.96     $ 121.48
 Number of units outstanding (000's)           85           87           84           69
 EQ/ALLIANCE MONEY MARKET
 Unit value                              $ 116.21     $ 120.76     $ 125.06     $ 131.10
 Number of units outstanding (000's)          325          322          331          231
-----------------------------------------------------------------------------------------

-----
A-2
--------------------------------------------------------------------------------



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001. (CONTINUED)


--------------------------------------------------------------------------------
                                           FOR THE YEARS ENDING DECEMBER 31,
                                        ----------------------------------------
                                            1993        1994         1995
--------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/ALLIANCE QUALITY BOND
 Unit value                                    --     $ 99.07     $ 114.38
 Number of units outstanding (000's)           --           3           17
 EQ/ALLIANCE SMALL CAP GROWTH
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/ALLIANCE TECHNOLOGY
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/AXP NEW DIMENSIONS
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/AXP STRATEGY AGGRESSIVE
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/BALANCED
 Unit value                              $ 101.63     $ 92.22     $ 108.95
 Number of units outstanding (000's)            9         188          336
 EQ/CALVERT SOCIALLY RESPONSIBLE
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/CAPITAL GUARDIAN INTERNATIONAL
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/CAPITAL GUARDIAN RESEARCH
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
 EQ/CAPITAL GUARDIAN U.S. EQUITY
 Unit value                                    --          --           --
 Number of units outstanding (000's)           --          --           --
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDING DECEMBER 31,
                                            --------------------------------------------------------
                                            1996         1997         1998         1999        2000
----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
 Unit value                                    --           --           --     $ 116.36    $  93.68
 Number of units outstanding (000's)           --           --           --            6          23
 EQ/ALLIANCE QUALITY BOND
 Unit value                              $ 118.87     $ 127.99     $ 137.23     $ 132.67    $ 145.91
 Number of units outstanding (000's)           28           37           47           41          37
 EQ/ALLIANCE SMALL CAP GROWTH
 Unit value                                    --     $ 125.54     $ 118.55     $ 149.59    $ 168.23
 Number of units outstanding (000's)           --            8           41           34          48
 EQ/ALLIANCE TECHNOLOGY
 Unit value                                    --           --           --           --    $  66.10
 Number of units outstanding (000's)           --           --           --           --          10
 EQ/AXP NEW DIMENSIONS
 Unit value                                    --           --           --           --    $  82.87
 Number of units outstanding (000's)           --           --           --           --          --
 EQ/AXP STRATEGY AGGRESSIVE
 Unit value                                    --           --           --           --    $  62.12
 Number of units outstanding (000's)           --           --           --           --          --
 EQ/BALANCED
 Unit value                              $ 120.01     $ 136.14     $ 158.63     $ 184.34    $ 179.45
 Number of units outstanding (000's)          417          439          375          321         244
 EQ/CALVERT SOCIALLY RESPONSIBLE
 Unit value                                    --           --           --     $ 107.57    $ 103.04
 Number of units outstanding (000's)           --           --           --           --          --
 EQ/CAPITAL GUARDIAN INTERNATIONAL
 Unit value                                    --           --           --     $ 129.55    $ 103.40
 Number of units outstanding (000's)           --           --           --           --          --
 EQ/CAPITAL GUARDIAN RESEARCH
 Unit value                                    --           --           --     $ 106.78    $ 111.57
 Number of units outstanding (000's)           --           --           --           --           1
 EQ/CAPITAL GUARDIAN U.S. EQUITY
 Unit value                                    --           --           --     $ 101.64    $ 103.87
 Number of units outstanding (000's)           --           --           --           --          --
----------------------------------------------------------------------------------------------------

-----
A-3
--------------------------------------------------------------------------------



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001. (CONTINUED)

-----------------------------------------------------------------------------------
                                             FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------------
                                         1993       1994         1995         1996
-----------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
 Unit value                              --      $ 100.94     $ 135.92     $ 164.08
 Number of units outstanding (000's)     --             3           44          128
 EQ/EVERGREEN FOUNDATION
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/EVERGREEN OMEGA
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/FI MID CAP
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/FI SMALL/MID CAP VALUE
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/JANUS LARGE CAP GROWTH
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/LAZARD SMALL CAP VALUE
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/MERCURY BASIC VALUE EQUITY
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/MFS EMERGING GROWTH COMPANIES
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/MFS INVESTORS TRUST
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --
 EQ/MFS RESEARCH
 Unit value                              --            --           --           --
 Number of units outstanding (000's)     --            --           --           --

-----------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                                FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------
                                            1997         1998         1999         2000
----------------------------------------------------------------------------------------

EQ/EQUITY 500 INDEX
 Unit value                              $ 214.58     $ 271.11     $ 321.97     $ 287.20
 Number of units outstanding (000's)          231          283          304          253
 EQ/EVERGREEN FOUNDATION
 Unit value                                    --           --     $ 105.15     $  98.74
 Number of units outstanding (000's)           --           --           --           --
 EQ/EVERGREEN OMEGA
 Unit value                                    --           --     $ 106.57     $  92.82
 Number of units outstanding (000's)           --           --           --           --
 EQ/FI MID CAP
 Unit value                                    --           --           --     $  99.98
 Number of units outstanding (000's)           --           --           --           --
 EQ/FI SMALL/MID CAP VALUE
 Unit value                                    --     $  83.08     $  83.43     $  86.54
 Number of units outstanding (000's)           --            2            7           11
 EQ/JANUS LARGE CAP GROWTH
 Unit value                                    --           --           --     $  83.94
 Number of units outstanding (000's)           --           --           --           --
 EQ/LAZARD SMALL CAP VALUE
 Unit value                                    --           --     $  97.34     $ 113.81
 Number of units outstanding (000's)           --           --           --           --
 EQ/MERCURY BASIC VALUE EQUITY
 Unit value                                    --     $  98.58     $ 115.67     $ 127.60
 Number of units outstanding (000's)           --            2           14           18
 EQ/MFS EMERGING GROWTH COMPANIES
 Unit value                                    --     $ 107.73     $ 184.57     $ 147.79
 Number of units outstanding (000's)           --            7           87          142
 EQ/MFS INVESTORS TRUST
 Unit value                                    --           --     $ 104.48     $ 102.36
 Number of units outstanding (000's)           --           --           --            1
 EQ/MFS RESEARCH
 Unit value                                    --     $ 100.75     $ 122.37     $ 114.37
 Number of units outstanding (000's)           --            3           26           35

----------------------------------------------------------------------------------------

-----
A-4
--------------------------------------------------------------------------------



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER MAY 1, 2001. (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                        -----------------------------------------------------------------------------
                                          1993    1994    1995    1996    1997       1998         1999         2000
---------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY EMERGING MARKETS EQUITY
 Unit value                               --      --      --      --      --      $  86.23     $ 166.52     $  98.49
Number of units outstanding (000's)       --      --      --      --      --             1           11           17
 EQ/PUTNAM BALANCED
 Unit value                               --      --      --      --      --      $ 101.67     $ 100.34     $ 107.86
 Number of units outstanding (000's)      --      --      --      --      --             1            5            8
 EQ/PUTNAM GROWTH & INCOME VALUE
 Unit value                               --      --      --      --      --      $ 101.60     $  98.87     $ 104.15
 Number of units outstanding (000's)      --      --      --      --      --             2           11           16
 EQ/PUTNAM INTERNATIONAL EQUITY
 Unit value                               --      --      --      --      --            --     $ 137.09     $ 118.59
 Number of units outstanding (000's)      --      --      --      --      --            --           --            3
 EQ/PUTNAM INVESTORS GROWTH
 Unit value                               --      --      --      --      --            --     $ 122.56     $  99.43
 Number of units outstanding (000's)      --      --      --      --      --            --           --            2
 EQ/T. ROWE PRICE INTERNATIONAL STOCK
 Unit value                               --      --      --      --      --      $  98.95     $ 128.72     $ 103.27
 Number of units outstanding (000's)      --      --      --      --      --             3           13           18
 LAZARD LARGE CAP VALUE
 Unit value                               --      --      --      --      --            --           --     $  92.79
 Number of units outstanding (000's)      --      --      --      --      --            --           --           --
 MERCURY WORLD STRATEGY
 Unit value                               --      --      --      --      --      $  96.28     $ 115.26     $ 100.69
 Number of units outstanding (000's)      --      --      --      --      --             1            2            2
 T. ROWE PRICE EQUITY INCOME STOCK
 Unit value                               --      --      --      --      --      $ 101.39     $ 103.58     $ 115.33
 Number of units outstanding (000's)      --      --      --      --      --             3           24           21
---------------------------------------------------------------------------------------------------------------------

Statement of additional information


--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE


Additional Information About The MOMENTUM PLUS Program                      2
Automatic Minimum Withdrawal Option                                         3
The Reorganization                                                          4
Accumulation Unit Values                                                    4
Description Of Contribution Sources For The MOMENTUM PLUS Program           5
How We Deduct The Momentum Plus Quarterly Administrative Charge             5
Custodian And Independent Accountants                                       6
EQ/Alliance Money Market Option Yield Information                           6
Other Yield Information                                                     7
Distribution Of The Contracts                                               7
Financial Statements                                                        7
ERISA Information Statement                                                 7



HOW TO OBTAIN A MOMENTUM PLUS STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-528-0204 or send this request form to:
     Equitable Life
     MOMENTUM Administration Services
     P.O. Box 2919
     New York, NY 1016

-

Please send me a MOMENTUM PLUS SAI dated May 1, 2001.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City            State    Zip







888-1310A

Momentum Plus(SM)
A group variable and fixed deferred
annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2001



--------------------------------------------------------------------------------



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Momentum Plus Prospectus, dated May 1, 2001. That Prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed interest options are part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 2919, New York, NY 10116), by calling toll free, 1-800-528-0204, or by contacting your financial professional.


TABLE OF CONTENTS


Additional Information About The Momentum Plus Program                        2
Automatic Minimum Withdrawal Option                                           3
The Reorganization                                                            4
Accumulation Unit Values                                                      4
Description of Contribution Sources For The
   Momentum Plus Program                                                      5
How We Deduct The Momentum Plus Quarterly
   Administrative Charge                                                      5
Custodian And Independent Accountants                                         6
EQ/Alliance Money Market Option Yield
   Information                                                                6
Other Yield Information                                                       7
Distribution Of The Contracts                                                 7
Financial Statements                                                          7
ERISA Information Statement                                                   7


           Copyright 2001 The Equitable Life Assurance Society of the
          United States, New York, New York 10104. All rights reserved.
                       Momentum Plus is a service mark of
           The Equitable Life Assurance Society of the United States.

888-1310A                                                                  E2985

-----
  2
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS PROGRAM

MASTER PLAN ELIGIBILITY REQUIREMENTS


Under the Master Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Master Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Internal Revenue Code may require that the plan cover all employees even if they previously elected not to participate.


VESTING UNDER THE MASTER PLAN


Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Master Plan. The participant's retirement account value attributable to salary-deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retire-ment age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

------------------------------------------------------------
          SCHEDULE A   SCHEDULE B  SCHEDULE C   SCHEDULE E
YEARS OF  VESTED       VESTED      VESTED       VESTED
SERVICE   PERCENTAGE   PERCENTAGE  PERCENTAGE   PERCENTAGE
------------------------------------------------------------
    1          0%          0%           0%         100%
    2        100          20            0          100
    3        100          40          100          100
    4        100          60          100          100
    5        100          80          100          100
    6        100         100          100          100
------------------------------------------------------------


If the plan requires more than one year of service for participation, it must use Schedule E or one at least as favorable to participants.


If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Master Plan, instead elect one of the following vesting schedules or one at least as favorable to participants:

---------------------------------------------------------
                   SCHEDULE F        SCHEDULE G
YEARS OF           VESTED            VESTED
SERVICE            PERCENTAGE        PERCENTAGE
---------------------------------------------------------
   less than 3         0%                0%
        3             20                 0
        4             40                 0
        5             60               100
        6             80               100
        7            100               100
---------------------------------------------------------

BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Master Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

-----
  3
--------------------------------------------------------------------------------


---------------------------------------------------------
                     FORM RECEIVED AT   WHEN ELIGIBLE
TYPE OF              THE PROCESSING     TO RECEIVE
DISTRIBUTION         OFFICE             DISTRIBUTION
---------------------------------------------------------
Single Sum           N/A                The 1st
Payments                                business day
                                        that is 7
Annuities                               calendar days
                                        after we
                                        receive the
                                        form.
---------------------------------------------------------
In-Service           N/A                The business
Withdrawals                             day on which we
                                        receive the
                                        form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
---------------------------------------------------------
Installment          1st through 25th   The 1st
Payments             business day of    business day of
                     month inclusive.   the following
                     26th through       calendar month.
                     31st business      The 1st
                     day of month       business day of
                     inclusive.         the second
                                        following
                                        calendar month.
---------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.


AUTOMATIC MINIMUM WITHDRAWAL OPTION

If you elect this feature designed for participants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution amount by using the retirement account value as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make from among the choices we offer. We designed this option to reflect the calculation of account-based lifetime required minimum distribution amounts under existing proposed regulations issued in 1987. We anticipate offering choices later in 2001 and 2002 to reflect proposed revisions issued in January, 2001 to these proposed regulations. Please note that your employer or plan administrator may be required to approve any choice made to apply the revised proposed rules to your required minimum distributions option. Please consult with your tax advisor before making any choice.

Our calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution withdrawal amount. However, when the automatic minimum withdrawal option is elected in the year in which the participant attains age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirements for the prior year.

Under our Option you may choose whether we will calculate the automatic minimum withdrawals based on your life expectancy alone, or based on the joint-life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy, or joint-life expectancies, each year, or (2) to have us determine your life expectancy, or joint-life expectancies, once and then subtract one year, each year, from that amount. If you have chosen a joint-life expectancy method of calculation with your spouse, you must choose to have both lives recalculated or neither lives recalculated.


When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations.

-----
  4
--------------------------------------------------------------------------------


If you do not specify a method, we will base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your retirement account value to an annuity payout.

You should not elect the automatic minimum withdrawal option if you, the participant, continue to work beyond age 70 1/2 and you continue to make contributions into the contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.


THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the EQ/Alliance Money Market option, the EQ/Balanced option, the EQ/Alliance Common Stock option and the EQ/Aggressive Stock option, was organized as an open-end management investment company. Each separate account had its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the Predecessor Separate Accounts.

On December 18, 1987, the Predecessor Separate Accounts were combined in part and reorganized into the EQ/Alliance Money Market, EQ/Balanced, EQ/Alliance Common Stock and EQ/Aggressive Stock options of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the Predecessor Separate Accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding variable investment options of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these variable investment options were replaced by shares of portfolios of The Hudson River Trust corresponding to these variable investment options of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.

ACCUMULATION UNIT VALUES


Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus.

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

   (a/b) - c

   where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of the trusts.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

-----
  5
--------------------------------------------------------------------------------


(c) is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.


DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS PROGRAM


There are six types of sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's post-tax contributions or salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are after-tax contributions made by a participant in accordance with the terms of a plan.

SALARY-DEFERRAL CONTRIBUTIONS

These are contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Internal Revenue Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions that are transferred or rolled over from another qualified plan or a conduit IRA (as described in Section 408(d)(3)(A)(ii) of the Internal Revenue Code).

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING

CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Internal Revenue Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Internal Revenue Code. This source is called the employer 401(k) Account in the Master Plan.


HOW WE DEDUCT THE MOMENTUM PLUS QUARTERLY ADMINISTRATIVE CHARGE

Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, .50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Alliance Common Stock, EQ/Balanced, EQ/Aggressive Stock, EQ/Alliance Money Market, EQ/Alliance Intermediate Government Securities, EQ/Alliance Growth Investors, EQ/Alliance High Yield, EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Equity 500 Index, EQ/Alliance Quality Bond, EQ/Alliance International, EQ/Alliance Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution source is the EQ Advisors Trust variable investment options. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Alliance Common Stock option, then EQ/Balanced, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge

-----
  6
--------------------------------------------------------------------------------


from the investment options in the same order described above.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS


Equitable Life is the custodian for shares of the Trust owned by Separate Account A.


The financial statements of Separate Account A as at December 31, 2000 and for the periods ended December 31, 2000 and 1999, and the consolidated financial statements of Equitable Life as at December 31, 2000 and 1999, and for each of the three years ended December 31, 2000 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

EQ/ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in an accumulation unit value is computed by subtracting the accumulation unit value at the beginning of the period from an accumulation unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the quarterly administrative charge, which is not reflected in the unit value. See the applicable "Administrative charge" under "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the EQ/Alliance Money Market option.


The adjusted net change is divided by the accumulation unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the quarterly administrative charge that is deducted from the EQ/Alliance Money Market option will vary for each participant depending upon how the retirement account value is allocated among the investment options. To determine the effect of the quarterly administrative charge on the yield, we start with the total dollar amount of the charges deducted from the option during the twelve-month period ending on the last day of the prior year divided by 4. We multiply this amount by 7/91.25 to produce an average administrative charge factor which we use in all weekly yield computations for the next quarter. The average administrative charge is then divided by the number of Momentum Plus EQ/Alliance Money Market option accumulation units as of the end of the prior calendar year. We deduct the resulting quotient from the net change in accumulation unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of accumulation units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

The EQ/Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments. Therefore they may be lower when compared with yields of other investments. The EQ/Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account option or bank deposits. Nor should the yields be compared to the yields of money market funds made available to the general public. Yields of money market funds usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

-----
  7
--------------------------------------------------------------------------------


The seven-day current yield for the EQ/Alliance Money Market option was 3.95% for the period ended December 31, 2000. The effective yield for that period was 4.03%. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the corresponding yield figures for the EQ/Alliance Money Market portfolio, which reflect only the deduction of Trust-level expenses.

OTHER YIELD INFORMATION

We calculate 30-day yield information for the EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond and EQ/Alliance High Yield Funds. We derive the 30-day rate of return from the actual change in the share value reported to us by the Trust. This amount does not include capital changes of the variable investment option's shares of the corresponding portfolio during the period. We reduce the net change by (a) the daily charges we deduct from your variable investment options for contract expenses times the number of calendar days in the period, and (b) the annual administrative charge.


We obtain the effective yield by giving effect to the compounding nature of the option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for the 30-day period ended December 31, 2000 were 4.74% for the EQ/Alliance Intermediate Government Securities option, 4.61% for the EQ/Alliance Quality Bond option and 14.67% for the EQ/Alliance High Yield option. Because these yields reflect the deduction of variable investment option expenses, including the quarterly administrative charge, they are lower than the yield figures for the corresponding portfolios, which reflect only the deduction of Trust-level expenses.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2000, 1999 and 1998. In 2000, Equitable Life paid AXA Advisors $666,577,890 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account A. Of this amount, AXA Advisors retained $385,314,054.

FINANCIAL STATEMENTS


The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.


ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. Equitable Life, AXA Network, LLC ("AXA Network"), AXA Advisors, LLC ("AXA Advisors") and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of Equitable Life. Equitable Life has retained its affiliate AXA Network as its general agent to distribute Equitable Life policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of Equitable Life products by the Financial Professionals, including training, wholesaling support and other marketing functions. Equitable Life pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors, LLC named ("Financial Professional") will receive compensation from Equitable Life for the sale and servicing of Momentum Plus.

-----
  8
--------------------------------------------------------------------------------


("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with Equitable Life, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of Equitable Life.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on Momentum Plus Contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the Contract from another Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus Contract.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants.............................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000....    FSA-3
   Statements of Operations for the Year Ended
    December 31, 2000.........................................    FSA-9
   Statements of Changes in Net Assets for the
    Years Ended December 31, 2000 and 1999....................   FSA-15
   Notes to Financial Statements..............................   FSA-25


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.............................      F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999....      F-2
   Consolidated Statements of Earnings, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-3
   Consolidated Statements of Shareholder's Equity and
    Comprehensive Income, Years Ended December 31, 2000,
    1999 and 1998.............................................      F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2000, 1999 and 1998..........................      F-5
   Notes to Consolidated Financial Statements.................      F-7


                                      FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP
New York, New York
February 5, 2001


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000


                                                      ALLIANCE         ALLIANCE
                                                       COMMON        CONSERVATIVE     ALLIANCE
                                                       STOCK           INVESTORS       GLOBAL
                                                 ----------------    ------------   ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................  $  7,634,861,017
           147,829,545 ........................                      $149,488,557
         1,064,034,012 ........................                                     $857,499,505
         1,005,033,573 ........................
         1,025,030,717 ........................
           182,673,198 ........................
            54,476,917 ........................
Receivable for Trust shares sold ..............           120,489               -              -
Receivable for policy-related transactions
 (Note 3) .....................................        18,994,282         947,434      4,891,734
                                                 ----------------    ------------   ------------
  Total assets ................................     6,653,975,788     150,435,991    862,391,239
                                                 ----------------    ------------   ------------
LIABILITIES:
Payable for Trust shares purchased ............                 -         214,978        844,206
Payable for policy-related transactions
 (Note 3) .....................................                 -               -              -
                                                 ----------------    ------------   ------------
  Total liabilities ...........................                 -         214,978        844,206
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $        547,147    $     48,099   $     83,015
Net Assets attributable to Contractowners .....     7,653,428,641     150,172,914    861,464,018
                                                 ----------------    ------------   ------------
NET ASSETS ....................................  $  7,653,975,788    $150,221,013   $861,547,033
                                                 ================    ============   ============




                                                                                                       ALLIANCE
                                                     ALLIANCE          ALLIANCE         ALLIANCE     INTERMEDIATE
                                                    GROWTH AND          GROWTH            HIGH        GOVERNMENT
                                                      INCOME          INVESTORS          YIELD        SECURITIES
                                                 ---------------- ----------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $8,426,313,427 ........................
           147,829,545 ........................
         1,064,034,012 ........................
         1,005,033,573 ........................  $1,036,942,796
         1,025,030,717 ........................                    $1,049,364,654
           182,673,198 ........................                                      $121,727,187
            54,476,917 ........................                                                      $53,491,482
Receivable for Trust shares sold ..............               -                 -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       5,943,487         5,371,122         564,757        458,046
                                                 --------------    --------------    ------------    -----------
  Total assets ................................   1,042,886,283     1,054,735,776     122,291,944     53,949,528
                                                 --------------    --------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       1,551,288           993,957         122,791        166,187
Payable for policy-related transactions
 (Note 3) .....................................               -                 -               -              -
                                                 --------------    --------------    ------------    -----------
  Total liabilities ...........................       1,551,288           993,957         122,791        166,187
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      250,585    $      515,822    $    338,544    $   377,537
Net Assets attributable to Contractowners .....   1,041,084,410     1,053,225,997     121,830,609     53,405,804
                                                 --------------    --------------    ------------    -----------
NET ASSETS ....................................  $1,041,334,995    $1,053,741,819    $122,169,153    $53,783,341
                                                 ==============    ==============    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                                    ALLIANCE       ALLIANCE
                                                    ALLIANCE         MONEY          QUALITY
                                                 INTERNATIONAL       MARKET          BOND
                                                --------------- --------------- -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................  $145,620,417
         151,049,575 ..........................                  $147,627,517
          94,976,864 ..........................                                  $92,610,325
         427,705,230 ..........................
           3,939,114 ..........................
             114,062 ..........................
           6,477,858 ..........................
Receivable for Trust shares sold ..............     2,603,812               -         20,405
Receivable for policy-related transactions
 (Note 3) .....................................             -       9,485,725              -
                                                 ------------    ------------    -----------
  Total assets ................................   148,224,229     157,113,242     92,630,730
                                                 ------------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         405,057              -
Payable for policy-related transactions
 (Note 3) .....................................     1,827,227               -        183,325
                                                 ------------    ------------    -----------
  Total liabilities ...........................     1,827,227         405,057        183,325
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $    205,680    $     56,000    $    85,058
Net Assets attributable to Contractowners .....   146,191,322     156,652,185     92,362,347
                                                 ------------    ------------    -----------
NET ASSETS ....................................  $146,397,002    $156,708,185    $92,447,405
                                                 ============    ============    ===========




                                                    ALLIANCE
                                                     SMALL         CALVERT        CAPITAL        CAPITAL
                                                      CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                     GROWTH      RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                --------------- ------------- --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $157,043,732 ..........................
         151,049,575 ..........................
          94,976,864 ..........................
         427,705,230 ..........................  $358,250,173
           3,939,114 ..........................                  $3,684,407
             114,062 ..........................                                   $102,233
           6,477,858 ..........................                                                $6,403,519
Receivable for Trust shares sold ..............     7,627,146            17              -              -
Receivable for policy-related transactions
 (Note 3) .....................................             -             -            857        125,735
                                                 ------------    ----------       --------     ----------
  Total assets ................................   365,877,319     3,684,424        103,090      6,529,254
                                                 ------------    ----------       --------     ----------
LIABILITIES:
Payable for Trust shares purchased ............             -             -            857        112,186
Payable for policy-related transactions
 (Note 3) .....................................     6,491,255            17              -              -
                                                 ------------    ----------       --------     ----------
  Total liabilities ...........................     6,491,255            17            857        112,186
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,197    $2,099,905       $  1,192     $   30,233
Net Assets attributable to Contractowners .....   359,333,867     1,584,502        101,041      6,386,835
                                                 ------------    ----------       --------     ----------
NET ASSETS ....................................  $359,386,064    $3,684,407       $102,233     $6,417,068
                                                 ============    ==========       ========     ==========


-------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL           EQ/          EQ/ALLIANCE
                                                   GUARDIAN       AGGRESSIVE        PREMIER
                                                 U.S. EQUITY        STOCK            GROWTH
                                                ------------- ----------------  ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................  $5,003,624
         2,655,444,914 ........................                $2,290,928,298
           369,180,568 ........................                                  $305,655,538
           132,539,508 ........................
             4,380,805 ........................
             4,431,040 ........................
         1,437,044,063 ........................
Receivable for Trust shares sold ..............           -        24,772,706               -
Receivable for policy-related transactions
 (Note 3) .....................................      60,529                 -          91,694
                                                 ----------    --------------    ------------
  Total assets ................................   5,064,153     2,315,701,004     305,747,232
                                                 ----------    --------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............      60,529                 -          60,347
Payable for policy-related transactions
 (Note 3) .....................................           -        12,566,337               -
                                                 ----------    --------------    ------------
  Total liabilities ...........................      60,529        12,566,337          60,347
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   36,642    $      130,344    $     48,891
Net Assets attributable to Contractowners .....   4,966,982     2,303,004,323     305,637,994
                                                 ----------    --------------    ------------
NET ASSETS ....................................  $5,003,624    $2,303,134,667    $305,686,885
                                                 ==========    ==============    ============




                                                                   EQ/AXP       EQ/AXP
                                                  EQ/ALLIANCE        NEW       STRATEGY          EQ/
                                                   TECHNOLOGY    DIMENSIONS   AGGRESSIVE       BALANCED
                                                --------------- ------------ ------------ -----------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    5,033,556 ........................
         2,655,444,914 ........................
           369,180,568 ........................
           132,539,508 ........................  $103,684,191
             4,380,805 ........................                  $4,162,576
             4,431,040 ........................                               $4,145,064
         1,437,044,063 ........................                                            $1,295,740,610
Receivable for Trust shares sold ..............             -             -      863,299                -
Receivable for policy-related transactions
 (Note 3) .....................................             -        20,199            -        5,195,232
                                                 ------------    ----------   ----------   --------------
  Total assets ................................   103,684,191     4,182,775    5,008,363    1,300,935,842
                                                 ------------    ----------   ----------   --------------
LIABILITIES:
Payable for Trust shares purchased ............         8,897        20,199            -        1,549,297
Payable for policy-related transactions
 (Note 3) .....................................       175,387             -      867,270                -
                                                 ------------    ----------   ----------   --------------
  Total liabilities ...........................       184,284        20,199      867,270        1,549,297
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     35,297    $  416,790   $  307,021   $       56,669
Net Assets attributable to Contractowners .....   103,464,610     3,745,786    3,834,072    1,299,329,876
                                                 ------------    ----------   ----------   --------------
NET ASSETS ....................................  $103,499,907    $4,162,576   $4,141,093   $1,299,386,545
                                                 ============    ==========   ==========   ==============


-------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                        EQ
                                                      EQUITY                         EQ/
                                                       500             EQ/        EVERGREEN
                                                      INDEX         EVERGREEN    FOUNDATION
                                                ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................  $1,414,839,131
             2,361,372 ........................                    $2,131,093
             2,209,104 ........................                                  $2,113,779
            17,607,003 ........................
            39,024,749 ........................
            73,257,437 ........................
             1,682,244 ........................
Receivable for Trust shares sold ..............         321,947             -             -
Receivable for policy-related transactions
 (Note 3) .....................................       4,668,357         7,894        13,548
                                                 --------------    ----------    ----------
  TOTAL ASSETS ................................   1,419,829,435     2,138,987     2,127,327
                                                 --------------    ----------    ----------
LIABILITIES:
Payable for Trust shares purchased ............               -         7,894        13,549
Payable for policy-related transactions
 (Note 3) .....................................               -             -             -
                                                 --------------    ----------    ----------
  Total liabilities ...........................               -         7,894        13,549
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $      253,796    $   23,804    $   25,337
Net Assets attributable to Contractowners .....   1,419,575,639     2,107,289     2,088,441
                                                 --------------    ----------    ----------
NET ASSETS ....................................  $1,419,829,435    $2,131,093    $2,113,778
                                                 ==============    ==========    ==========




                                                   EQ/JANUS                      EQ/PUTNAM
                                                     LARGE                       GROWTH &       EQ/PUTNAM
                                                      CAP         EQ/PUTNAM       INCOME      INTERNATIONAL
                                                    GROWTH        BALANCED         VALUE         EQUITY
                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,443,302,548 ........................
             2,361,372 ........................
             2,209,104 ........................
            17,607,003 ........................  $16,523,533
            39,024,749 ........................                 $40,255,025
            73,257,437 ........................                                $73,327,876
             1,682,244 ........................                                                $1,293,298
Receivable for Trust shares sold ..............            -        211,199        278,513          7,346
Receivable for policy-related transactions
 (Note 3) .....................................      179,222              -              -              -
                                                 -----------    -----------    -----------     ----------
  Total assets ................................   16,702,755     40,466,224     73,606,389      1,300,644
                                                 -----------    -----------    -----------     ----------
LIABILITIES:
Payable for Trust shares purchased ............      179,222              -              -              -
Payable for policy-related transactions
 (Note 3) .....................................            -        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
  Total liabilities ...........................      179,222        204,109        245,593          3,067
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $   425,582    $    99,783    $    48,185     $   21,907
Net Assets attributable to Contractowners .....   16,097,951     40,162,332     73,312,611      1,275,670
                                                 -----------    -----------    -----------     ----------
NET ASSETS ....................................  $16,523,533    $40,262,115    $73,360,796     $1,297,577
                                                 ===========    ===========    ===========     ==========


-------
See Notes to Financial Statements.

                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                 EQ/PUTNAM                    FI SMALL/
                                                 INVESTORS        FI           MID CAP
                                                   GROWTH       MID CAP         VALUE
                                                ----------- -------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................  $419,087
          10,483,130 ..........................              $10,773,407
          66,781,234 ..........................                             $73,131,598
              83,695 ..........................
             111,633 ..........................
         118,987,625 ..........................
          15,179,520 ..........................
Receivable for Trust shares sold ..............       625              -      1,880,144
Receivable for policy-related transactions
 (Note 3) .....................................    28,873        234,097              -
                                                 --------    -----------    -----------
  Total assets ................................   448,585     11,007,504     75,011,742
                                                 --------    -----------    -----------
LIABILITIES:
Payable for Trust shares purchased ............         -        234,096              -
Payable for policy-related transactions
 (Note 3) .....................................         -              -      1,849,817
                                                 --------    -----------    -----------
  Total liabilities ...........................         -        234,096      1,849,817
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $ 22,884    $   504,088    $    93,893
Net Assets attributable to Contractowners .....   425,701     10,269,320     73,068,032
                                                 --------    -----------    -----------
NET ASSETS ....................................  $448,585    $10,773,408    $73,161,925
                                                 ========    ===========    ===========




                                                                            MERCURY
                                                   LAZARD      LAZARD        BASIC          MERCURY
                                                   LARGE       SMALL         VALUE           WORLD
                                                 CAP VALUE   CAP VALUE       EQUITY        STRATEGY
                                                ----------- ----------- --------------- --------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $    500,521 ..........................
          10,483,130 ..........................
          66,781,234 ..........................
              83,695 ..........................   $84,382
             111,633 ..........................              $119,132
         118,987,625 ..........................                          $116,882,153
          15,179,520 ..........................                                          $13,097,189
Receivable for Trust shares sold ..............         -           -               -              -
Receivable for policy-related transactions
 (Note 3) .....................................       152         611         463,355              -
                                                  -------    --------    ------------    -----------
  Total assets ................................    84,534     119,743     117,345,508     13,097,189
                                                  -------    --------    ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............       152         610         281,852         14,207
Payable for policy-related transactions
 (Note 3) .....................................         -           -               -        761,972
                                                  -------    --------    ------------    -----------
  Total liabilities ...........................       152         610         281,852        776,179
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................   $   453    $    134    $     88,494    $    51,505
Net Assets attributable to Contractowners .....    83,929     118,999     116,975,162     12,269,505
                                                  -------    --------    ------------    -----------
NET ASSETS ....................................   $84,382    $119,133    $117,063,656    $12,321,010
                                                  =======    ========    ============    ===========


-------
See Notes to Financial Statements.

                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                      MFS
                                                    EMERGING         MFS
                                                     GROWTH      GROWTH WITH
                                                   COMPANIES        INCOME
                                                --------------- -------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 .......................   $921,582,197
            10,242,655 .......................                   $10,145,649
           250,220,957 .......................
            87,303,443 .......................
           127,132,799 .......................
           130,528,761 .......................
Receivable for Trust shares sold .............        783,051              -
Receivable for policy-related transactions
 (Note 3) .....................................     1,359,172         32,977
                                                 ------------    -----------
  Total assets ................................   923,724,420     10,178,626
                                                 ------------    -----------
LIABILITIES:
Payable for Trust shares purchased ............             -         32,977
Payable for policy-related transactions
 (Note 3) .....................................             -              -
                                                 ------------    -----------
  Total liabilities ...........................             -         32,977
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     19,836    $    31,595
Net Assets attributable to Contractowners .....   923,704,584     10,114,054
                                                 ------------    -----------
NET ASSETS ....................................  $923,724,420    $10,145,649
                                                 ============    ===========




                                                                    MORGAN
                                                                    STANLEY        T. ROWE         T. ROWE
                                                                   EMERGING         PRICE           PRICE
                                                      MFS           MARKETS         EQUITY      INTERNATIONAL
                                                    RESEARCH        EQUITY          INCOME          STOCK
                                                --------------- -------------- --------------- ---------------
ASSETS:
Investments in shares of The Trust, at fair
 value (Note 2)
 Cost:  $1,170,559,029 ........................
            10,242,655 ........................
           250,220,957 ........................  $223,428,608
            87,303,443 ........................                  $70,003,147
           127,132,799 ........................                                 $128,423,830
           130,528,761 ........................                                                 $111,329,334
Receivable for Trust shares sold ..............             -      1,575,653         649,194         261,426
Receivable for policy-related transactions
 (Note 3) .....................................       514,119              -               -               -
                                                 ------------    -----------    ------------    ------------
  Total assets ................................   223,942,727     71,578,800     129,073,024     111,590,760
                                                 ------------    -----------    ------------    ------------
LIABILITIES:
Payable for Trust shares purchased ............       275,970              -               -               -
Payable for policy-related transactions
 (Note 3) .....................................             -      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
  Total liabilities ...........................       275,970      1,513,228         554,251         221,353
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account A (Note 6) ..................  $     52,419    $    56,625    $     72,927    $     27,741
Net Assets attributable to Contractowners .....   223,614,338     70,008,947     128,445,846     111,341,666
                                                 ------------    -----------    ------------    ------------
NET ASSETS ....................................  $223,666,757    $70,065,572    $128,518,773    $111,369,407
                                                 ============    ===========    ============    ============


-------
See Notes to Financial Statements.

                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                               ALLIANCE          ALLIANCE
                                                                COMMON         CONSERVATIVE       ALLIANCE
                                                                STOCK           INVESTORS          GLOBAL
                                                         ------------------- --------------- ------------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     53,594,787    $   5,773,630    $    1,658,489
                                                          ----------------    -------------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................       127,997,164        1,925,126        13,676,131
 Less: Reduction for expense limitation ................       (16,243,388)               -                 -
                                                          ----------------    -------------    --------------
  Net expenses .........................................       111,753,776        1,925,126        13,676,131
                                                          ----------------    -------------    --------------
NET INVESTMENT INCOME (LOSS) ...........................       (58,158,989)       3,848,504       (12,017,642)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       354,983,662        3,545,683       162,304,089
  Realized gain distribution from The Trust ............     1,558,299,851        3,429,569        93,871,497
                                                          ----------------    -------------    --------------
 Net realized gain (loss) ..............................     1,913,283,513        6,975,252       256,175,586
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,236,756,480)      (7,697,466)     (452,443,695)
                                                          ----------------    -------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,323,472,967)        (722,214)     (196,268,109)
                                                          ----------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,381,631,956)   $   3,126,290    $ (208,285,751)
                                                          ================    =============    ==============




                                                                                                                 ALLIANCE
                                                              ALLIANCE          ALLIANCE         ALLIANCE      INTERMEDIATE
                                                             GROWTH AND          GROWTH            HIGH         GOVERNMENT
                                                               INCOME          INVESTORS           YIELD        SECURITIES
                                                         ----------------- ----------------- ---------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     8,647,374   $   19,864,306    $  14,111,151    $3,032,997
                                                          ---------------   --------------    -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................       12,603,671       14,846,327        1,872,472       663,358
 Less: Reduction for expense limitation ................                -                -                -       (12,831)
                                                          ---------------   --------------    -------------    ----------
  Net expenses .........................................       12,603,671       14,846,327        1,872,472       663,358
                                                          ---------------   --------------    -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       (3,956,297)       5,017,979       12,238,678     2,382,471
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       72,397,674       17,493,395      (17,865,281)      242,764
  Realized gain distribution from The Trust ............       99,230,307       72,188,246                -             -
                                                          ---------------   --------------    -------------    ----------
 Net realized gain (loss) ..............................      171,627,981       89,681,641      (17,865,281)      242,764
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (100,366,232)    (185,230,420)      (8,293,826)    1,190,732
                                                          ---------------   --------------    -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       71,261,749      (95,548,779)     (26,159,107)    1,433,496
                                                          ---------------   --------------    -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    67,305,452   $  (90,530,801)   $ (13,920,429)   $3,815,967
                                                          ===============   ==============    =============    ==========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                               ALLIANCE       ALLIANCE
                                                              ALLIANCE          MONEY         QUALITY
                                                           INTERNATIONAL        MARKET          BOND
                                                         ----------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $     784,656    $   8,045,631   $5,475,228
                                                           -------------    -------------   ----------
 Expenses (Note 3):
  Asset-based charges ..................................       2,385,164        2,029,155    1,115,610
 Less: Reduction for expense limitation ................               -          (96,828)           -
                                                           -------------    -------------   ----------
  Net expenses .........................................       2,385,164        1,932,327    1,115,610
                                                           -------------    -------------   ----------
NET INVESTMENT INCOME (LOSS) ...........................      (1,600,508)       6,113,304    4,359,618
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------    -------------   ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     (18,375,250)       3,039,143     (316,765)
  Realized gain distribution from The Trust ............      13,986,322           16,344            -
                                                           -------------    -------------   ----------
 Net realized gain (loss) ..............................      (4,388,928)       3,055,487     (316,765)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (32,056,358)      (1,973,129)   4,142,328
                                                           -------------    -------------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (36,445,286)       1,082,358    3,825,563
                                                           -------------    -------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (38,045,794)   $   7,195,662   $8,185,181
                                                           =============    =============   ==========




                                                             ALLIANCE
                                                               SMALL         CALVERT        CAPITAL        CAPITAL
                                                                CAP          SOCIALLY       GUARDIAN       GUARDIAN
                                                              GROWTH       RESPONSIBLE   INTERNATIONAL     RESEARCH
                                                         ---------------- ------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $            -   $  206,676      $     345     $    74,415
                                                          --------------   ----------      ---------     -----------
 Expenses (Note 3):
  Asset-based charges ..................................       3,750,852       12,661          1,052          44,326
 Less: Reduction for expense limitation ................               -            -              -               -
                                                          --------------   ----------      ---------     -----------
  Net expenses .........................................       3,750,852       12,661          1,052          44,326
                                                          --------------   ----------      ---------     -----------
NET INVESTMENT INCOME (LOSS) ...........................      (3,750,852)     194,015           (707)         30,089
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------   ----------      ---------     -----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      68,051,854       53,469            (11)        159,917
  Realized gain distribution from The Trust ............      40,509,864       58,893            587               -
                                                          --------------   ----------      ---------     -----------
 Net realized gain (loss) ..............................     108,561,718      112,362            576         159,917
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (94,632,594)    (426,892)       (19,538)       (103,622)
                                                          --------------   ----------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      13,929,124     (314,530)       (18,962)         56,295
                                                          --------------   ----------      ---------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (NOTE 2) ..............................  $   10,178,272   $ (120,515)     $ (19,669)    $    86,384
                                                          ==============   ==========      =========     ===========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000


                                                            CAPITAL           EQ/           EQ/ALLIANCE
                                                            GUARDIAN       AGGRESSIVE         PREMIER
                                                          U.S. EQUITY        STOCK             GROWTH
                                                         ------------- ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $    80,274   $    9,458,024     $   1,909,654
                                                          -----------   --------------     -------------
 Expenses (Note 3):
  Asset-based charges ..................................       42,257       35,432,433         3,266,273
 Less: Reduction for expense limitation ................            -       (5,350,024)                -
                                                          -----------   --------------     -------------
  Net expenses .........................................       42,257       30,082,409         3,266,273
                                                          -----------   --------------     -------------
NET INVESTMENT INCOME (LOSS) ...........................       38,017      (20,624,385)       (1,356,619)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -----------   --------------     -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      146,731      (17,521,814)        5,620,276
  Realized gain distribution from The Trust ............       12,500      178,753,959                 -
                                                          -----------   --------------     -------------
 Net realized gain (loss) ..............................      159,231      161,232,145         5,620,276
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (105,299)    (531,345,040)      (73,936,823)
                                                          -----------   --------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................       53,932     (370,112,895)      (68,316,547)
                                                          -----------   --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $    91,949   $ (390,737,280)    $ (69,673,166)
                                                          ===========   ==============     =============


                                                                               EQ/AXP         EQ/AXP
                                                            EQ/ALLIANCE          NEW         STRATEGY           EQ/
                                                             TECHNOLOGY      DIMENSIONS     AGGRESSIVE        BALANCED
                                                         ----------------- -------------- -------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $           -     $    5,386     $    4,660    $   43,482,661
                                                           -------------     ----------     ----------    --------------
 Expenses (Note 3):
  Asset-based charges ..................................         541,410          5,990          5,582        20,729,909
 Less: Reduction for expense limitation ................               -              -              -        (4,480,259)
                                                           -------------     ----------     ----------    --------------
  Net expenses .........................................         541,410          5,990          5,582        16,249,650
                                                           -------------     ----------     ----------    --------------
NET INVESTMENT INCOME (LOSS) ...........................        (541,410)          (604)          (922)       27,233,011
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------------     ----------     ----------    --------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (6,101,686)       (15,727)      (442,565)       22,297,392
  Realized gain distribution from The Trust ............               -              -              -       213,622,544
                                                           -------------     ----------     ----------    --------------
 Net realized gain (loss) ..............................      (6,101,686)       (15,727)      (442,565)      235,919,936
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (28,855,317)      (218,229)      (285,976)     (295,542,367)
                                                           -------------     ----------     ----------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (34,957,003)      (233,956)      (728,541)      (59,622,431)
                                                           -------------     ----------     ----------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (35,498,413)    $ (234,560)    $ (729,463)   $  (32,389,420)
                                                           =============     ==========     ==========    ==============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                 EQ
                                                               EQUITY                           EQ/
                                                                 500             EQ/         EVERGREEN
                                                                INDEX         EVERGREEN     FOUNDATION
                                                         ------------------ ------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   10,294,439    $    5,532     $   28,961
                                                           --------------    ----------     ----------
 Expenses (Note 3):
  Asset-based charges ..................................       20,954,309        22,184         13,938
 Less: Reduction for expense limitation ................                -             -              -
                                                           --------------    ----------     ----------
  Net expenses .........................................       20,954,309        22,184         13,938
                                                           --------------    ----------     ----------
NET INVESTMENT INCOME (LOSS) ...........................      (10,659,870)      (16,652)        15,023
REALIZED AND UNREALIZED GAIN (LOSS) ON                     --------------    ----------     ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      215,851,212        (8,863)       (17,757)
  Realized gain distribution from The Trust ............       62,208,884             -              -
                                                           --------------    ----------     ----------
 Net realized gain (loss) ..............................      278,060,096        (8,863)       (17,757)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (439,580,620)     (246,813)       (99,586)
                                                           --------------    ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (161,520,524)     (255,676)      (117,343)
                                                           --------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (172,180,394)   $ (272,328)    $ (102,320)
                                                           ==============    ==========     ==========

                                                             EQ/JANUS                       EQ/PUTNAM
                                                              LARGE                          GROWTH &       EQ/PUTNAM
                                                               CAP          EQ/PUTNAM         INCOME      INTERNATIONAL
                                                              GROWTH         BALANCED         VALUE          EQUITY
                                                         --------------- --------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $     17,798    $   1,215,020   $     705,720    $  112,107
                                                          ------------    -------------   -------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................        26,711          520,710         963,722        13,544
 Less: Reduction for expense limitation ................             -                -               -             -
                                                          ------------    -------------   -------------    ----------
  Net expenses .........................................        26,711          520,710         963,722        13,544
                                                          ------------    -------------   -------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................        (8,913)         694,310        (258,002)       98,563
REALIZED AND UNREALIZED GAIN (LOSS) ON                    ------------    -------------   -------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................       (73,085)      (1,210,350)     (1,936,499)      (15,106)
  Realized gain distribution from The Trust ............             -                -               -       147,696
                                                          ------------    -------------   -------------    ----------
 Net realized gain (loss) ..............................       (73,085)      (1,210,350)     (1,936,499)      132,590
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (1,083,470)       3,211,077       5,323,529      (403,258)
                                                          ------------    -------------   -------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (1,156,555)       2,000,727       3,387,030      (270,668)
                                                          ------------    -------------   -------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (1,165,468)   $   2,695,037   $   3,129,028    $ (172,105)
                                                          ============    =============   =============    ==========

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                           EQ/PUTNAM                  FI SMALL/
                                                           INVESTORS        FI         MID CAP
                                                             GROWTH      MID CAP        VALUE
                                                         ------------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................   $   6,268    $ 14,902    $     677,319
                                                           ---------    --------    -------------
 Expenses (Note 3):
  Asset-based charges ..................................       5,167      14,470          884,708
 Less: Reduction for expense limitation ................           -           -                -
                                                           ---------    --------    -------------
  Net expenses .........................................       5,167      14,470          884,708
                                                           ---------    --------    -------------
NET INVESTMENT INCOME (LOSS) ...........................       1,101         432         (207,389)
REALIZED AND UNREALIZED GAIN (LOSS) ON                     ---------    --------    -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (9,548)      5,829       (3,851,966)
  Realized gain distribution from The Trust ............       2,320           -                -
                                                           ---------    --------    -------------
 Net realized gain (loss) ..............................      (7,228)      5,829       (3,851,966)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (88,099)    290,277        6,102,650
                                                           ---------    --------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................     (95,327)    296,106        2,250,684
                                                           ---------    --------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................   $ (94,226)   $296,538    $   2,043,295
                                                           =========    ========    =============


                                                                                     MERCURY
                                                            LAZARD      LAZARD        BASIC          MERCURY
                                                            LARGE       SMALL         VALUE           WORLD
                                                          CAP VALUE   CAP VALUE       EQUITY         STRATEGY
                                                         ----------- ----------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................    $ 665      $ 2,892    $  5,572,601    $    359,335
                                                            -----      -------    ------------    ------------
 Expenses (Note 3):
  Asset-based charges ..................................      742          860       1,378,868         172,311
 Less: Reduction for expense limitation ................        -            -               -               -
                                                            -----      -------    ------------    ------------
  Net expenses .........................................      742          860       1,378,868         172,311
                                                            -----      -------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      (77)       2,032       4,193,733         187,024
REALIZED AND UNREALIZED GAIN (LOSS) ON                      -----      -------    ------------    ------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................      (22)       1,160       4,256,883         361,713
  Realized gain distribution from The Trust ............        -            -       5,487,891         906,591
                                                            -----      -------    ------------    ------------
 Net realized gain (loss) ..............................      (22)       1,160       9,744,774       1,268,304
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      687        7,033      (3,226,719)     (3,246,691)
                                                            -----      -------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................      665        8,193       6,518,055      (1,978,387)
                                                            -----      -------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................    $ 588      $10,225    $ 10,711,788    $ (1,791,363)
                                                            =====      =======    ============    ============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MFS
                                                              EMERGING          MFS
                                                               GROWTH       GROWTH WITH
                                                             COMPANIES         INCOME
                                                         ----------------- -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   18,079,741    $   33,389
                                                          --------------    ----------
 Expenses (Note 3):
  Asset-based charges ..................................      13,004,790        89,777
 Less: Reduction for expense limitation ................               -             -
                                                          --------------    ----------
  Net expenses .........................................      13,004,790        89,777
                                                          --------------    ----------
NET INVESTMENT INCOME (LOSS) ...........................       5,074,951       (56,388)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    --------------    ----------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     191,298,604       220,745
  Realized gain distribution from The Trust ............      39,356,013             -
                                                          --------------    ----------
 Net realized gain (loss) ..............................     230,654,617       220,745
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (473,708,932)     (220,508)
                                                          --------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (243,054,315)          237
                                                          --------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (237,979,364)   $  (56,151)
                                                          ==============    ==========

                                                                               MORGAN
                                                                               STANLEY        T. ROWE         T. ROWE
                                                                              EMERGING         PRICE           PRICE
                                                                MFS            MARKETS         EQUITY      INTERNATIONAL
                                                             RESEARCH          EQUITY          INCOME          STOCK
                                                         ---------------- ---------------- ------------- ----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .............................  $   1,839,900    $   6,652,782    $ 3,501,069   $      37,348
                                                          -------------    -------------    -----------   -------------
 Expenses (Note 3):
  Asset-based charges ..................................      2,783,084        1,359,611      1,648,384       1,598,534
 Less: Reduction for expense limitation ................              -                -              -               -
                                                          -------------    -------------    -----------   -------------
  Net expenses .........................................      2,783,084        1,359,611      1,648,384       1,598,534
                                                          -------------    -------------    -----------   -------------
NET INVESTMENT INCOME (LOSS) ...........................       (943,184)       5,293,171      1,852,685      (1,561,186)
REALIZED AND UNREALIZED GAIN (LOSS) ON                    -------------    -------------    -----------   -------------
 INVESTMENTS (Note 2):
  Realized gain (loss) on investments ..................     20,339,519      (33,172,267)       688,167       5,095,819
  Realized gain distribution from The Trust ............     17,460,767        2,298,224      6,112,558       9,382,758
                                                          -------------    -------------    -----------   -------------
 Net realized gain (loss) ..............................     37,800,286      (30,874,043)     6,800,725      14,478,577
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (54,772,587)     (23,721,463)     2,895,523     (37,422,909)
                                                          -------------    -------------    -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...........................................    (16,972,301)     (54,595,506)     9,696,248     (22,944,332)
                                                          -------------    -------------    -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS (Note 2) ..............................  $ (17,915,485)   $ (49,302,335)   $11,548,933   $ (24,505,518)
                                                          =============    =============    ===========   =============

-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                         COMMON STOCK
                                                             -------------------------------------
                                                                     2000               1999
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     (58,158,989)  $  (63,829,473)
 Net realized gain (loss) on investments ...................      1,913,283,513    1,567,459,196
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (3,236,756,480)     320,673,163
                                                              -----------------   --------------
 Net increase (decrease) in net assets from operations .....     (1,381,631,956)   1,824,302,886
                                                              -----------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      1,280,547,300      559,831,359
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         77,397,662    1,373,905,485
                                                              -----------------   --------------
   Total ...................................................      1,357,944,962    1,933,736,844
                                                              -----------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        818,989,610      645,258,965
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,012,087,360    1,305,180,800
  Withdrawal and administrative charges ....................         11,461,337        7,166,669
                                                              -----------------   --------------
   Total ...................................................      1,842,538,307    1,957,606,434
                                                              -----------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       (484,593,345)     (23,869,590)
                                                              -----------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (6,787,764)      (3,359,970)
                                                              -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (1,873,013,064)   1,797,073,326
NET ASSETS - BEGINNING OF PERIOD ...........................      9,526,988,852    7,729,915,526
                                                              -----------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   7,653,975,788   $9,526,988,852
                                                              =================   ==============



                                                                        ALLIANCE
                                                                 CONSERVATIVE INVESTORS                ALLIANCE GLOBAL
                                                             ------------------------------- -----------------------------------
                                                                   2000            1999             2000              1999
                                                             --------------- --------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  3,848,504    $  2,948,749    $  (12,017,642)   $  (10,195,721)
 Net realized gain (loss) on investments ...................     6,975,252       7,523,816       256,175,586       152,370,377
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (7,697,466)        689,307      (452,443,695)      128,133,406
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from operations .....     3,126,290      11,161,872      (208,285,752)      270,308,062
                                                              ------------    ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    38,069,938      19,554,473       916,628,120        75,156,941
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,127,838      18,725,190        13,493,779       328,119,254
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    39,197,776      38,279,663       930,121,899       403,276,195
                                                              ------------    ------------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........    15,941,151      12,359,171        99,800,944        66,837,255
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    18,209,290      14,458,723       771,118,662       320,264,708
  Withdrawal and administrative charges ....................       230,735         126,838         1,620,201           875,060
                                                              ------------    ------------    --------------    --------------
   Total ...................................................    34,381,176      26,944,732       872,539,807       387,977,023
                                                              ------------    ------------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     4,816,600      11,334,931        57,582,092        15,299,172
                                                              ------------    ------------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................      (230,896)        (56,486)         (159,037)         (355,951)
                                                              ------------    ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     7,711,994      22,440,317      (150,862,696)      285,251,283
NET ASSETS - BEGINNING OF PERIOD ...........................   142,509,019     120,068,702     1,012,409,729       727,158,446
                                                              ------------    ------------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $150,221,013    $142,509,019    $  861,547,033    $1,012,409,729
                                                              ============    ============    ==============    ==============



                                                                          ALLIANCE
                                                                      GROWTH AND INCOME
                                                             -----------------------------------
                                                                    2000              1999
                                                             ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   (3,956,297)    $ (7,774,963)
 Net realized gain (loss) on investments ...................      171,627,981       84,313,836
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (100,366,232)      39,845,140
                                                               --------------     ------------
 Net increase (decrease) in net assets from operations .....       67,305,452      116,384,013
                                                               --------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      463,854,905      123,351,766
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       12,319,021      190,419,567
                                                               --------------     ------------
   Total ...................................................      476,173,926      313,771,333
                                                               --------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       87,172,820       54,339,299
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      284,016,801      103,291,011
  Withdrawal and administrative charges ....................        1,545,294          742,582
                                                               --------------     ------------
   Total ...................................................      372,734,915      158,372,892
                                                               --------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      103,439,011      155,398,441
                                                               --------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (162,670)        (794,427)
                                                               --------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      170,581,793      270,988,027
NET ASSETS - BEGINNING OF PERIOD ...........................      870,753,202      599,765,175
                                                               --------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $1,041,334,995     $870,753,202
                                                               ==============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                           ALLIANCE
                                                                       GROWTH INVESTORS
                                                             ------------------------------------
                                                                    2000              1999
                                                             ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,017,979     $    2,886,055
 Net realized gain (loss) on investments ...................      89,681,641        107,166,086
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (185,230,420)       106,086,756
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     (90,530,800)       216,138,897
                                                              --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     213,231,620         96,197,073
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       8,139,019        116,747,082
                                                              --------------     --------------
   Total ...................................................     221,370,639        212,944,155
                                                              --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     105,175,311         72,680,626
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      71,173,102         96,645,261
  Withdrawal and administrative charges ....................       1,780,205          1,067,645
                                                              --------------     --------------
   Total ...................................................     178,128,618        170,393,532
                                                              --------------     --------------
 Net Increase (Decrease) in Net Assets From
  Contractowners Transactions ..............................      43,242,021         42,550,623
                                                              --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         217,342           (781,556)
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     (47,071,437)       257,907,964
NET ASSETS - BEGINNING OF PERIOD ...........................   1,100,813,256        842,905,292
                                                              --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,053,741,819     $1,100,813,256
                                                              ==============     ==============



                                                                                                    ALLIANCE INTERMEDIATE
                                                                    ALLIANCE HIGH YIELD             GOVERNMENT SECURITIES
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  12,238,679    $  16,622,706    $  2,382,470    $  2,186,819
 Net realized gain (loss) on investments ...................    (17,865,281)      (8,256,252)        242,764         302,141
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (8,293,826)     (16,895,279)      1,190,732      (3,147,010)
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from operations .....    (13,920,428)      (8,528,825)      3,815,966        (658,050)
                                                              -------------    -------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     30,203,612       26,936,544      22,467,689      10,803,619
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        897,984       30,740,677       1,236,026      17,510,838
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     31,101,596       57,677,221      23,703,715      28,314,457
                                                              -------------    -------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     18,339,792       18,107,373       7,382,758       7,077,940
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     39,165,806       66,186,094      24,169,892      16,376,682
  Withdrawal and administrative charges ....................        398,254          262,567         116,711          61,594
                                                              -------------    -------------    ------------    ------------
   Total ...................................................     57,903,852       84,556,034      31,669,361      23,516,216
                                                              -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (26,802,256)     (26,878,813)     (7,965,646)      4,798,241
                                                              -------------    -------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         27,637         (118,422)         30,304         (90,814)
                                                              -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (40,695,047)     (35,526,060)     (4,119,376)      4,049,377
NET ASSETS - BEGINNING OF PERIOD ...........................    162,864,200      198,390,260      57,902,717      53,853,340
                                                              -------------    -------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 122,169,153    $ 162,864,200    $ 53,783,341    $ 57,902,717
                                                              =============    =============    ============    ============



                                                                   ALLIANCE INTERNATIONAL
                                                             ----------------------------------
                                                                    2000             1999
                                                             ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (1,600,508)   $ (1,860,758)
 Net realized gain (loss) on investments ...................       (4,388,928)     34,071,789
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (32,056,358)     18,061,228
                                                              ---------------    ------------
 Net increase (decrease) in net assets from operations .....      (38,045,794)     50,272,259
                                                              ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    1,213,680,312      21,074,414
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        7,218,818     648,133,522
                                                              ---------------    ------------
   Total ...................................................    1,220,899,130     669,207,936
                                                              ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       15,756,335      11,095,235
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,191,195,524     667,775,669
  Withdrawal and administrative charges ....................          313,010         186,358
                                                              ---------------    ------------
   Total ...................................................    1,207,264,869     679,057,262
                                                              ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       13,634,261      (9,849,326)
                                                              ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           54,910         115,663
                                                              ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................      (24,356,623)     40,538,596
NET ASSETS - BEGINNING OF PERIOD ...........................      170,753,625     130,215,029
                                                              ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   146,397,002    $170,753,625
                                                              ===============    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    ALLIANCE                        ALLIANCE
                                                                  MONEY MARKET                    QUALITY BOND
                                                         ------------------------------- -------------------------------
                                                               2000            1999            2000            1999
                                                         --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   6,113,305   $  4,756,137    $  4,359,618    $  3,379,691
 Net realized gain (loss) on investments ...............      3,055,487      1,321,607        (316,765)        510,147
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (1,973,129)    (1,138,368)      4,142,328      (6,837,979)
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from operations .      7,195,662      4,939,376       8,185,181      (2,948,141)
                                                          -------------   ------------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    223,923,330     72,843,109      38,644,398      17,826,110
  Transfers from other Funds and Guaranteed Interest
   Account .............................................     48,568,489    151,517,985       1,575,848      23,994,287
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    272,491,819    224,361,094      40,220,246      41,820,397
                                                          -------------   ------------    ------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     35,575,704     32,264,005      10,370,595       8,423,954
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    247,537,402    161,836,076      32,465,101      25,178,431
  Withdrawal and administrative charges ................        407,646        265,560         162,011          69,431
                                                          -------------   ------------    ------------    ------------
   Total ...............................................    283,520,752    194,365,641      42,997,707      33,671,816
                                                          -------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (11,028,933)    29,995,453      (2,777,461)      8,148,581
                                                          -------------   ------------    ------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (765,124)       285,634        (191,029)        117,914
                                                          -------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................     (4,598,395)    35,220,463       5,216,691       5,318,354
NET ASSETS - BEGINNING OF PERIOD .......................    161,306,580    126,086,117      87,230,714      81,912,360
                                                          -------------   ------------    ------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 156,708,185   $161,306,580    $ 92,447,405    $ 87,230,714
                                                          =============   ============    ============    ============



                                                                      ALLIANCE                        CALVERT
                                                                  SMALL CAP GROWTH           SOCIALLY RESPONSIBLE (A)
                                                         ---------------------------------- ---------------------------
                                                                2000             1999            2000          1999
                                                         ----------------- ---------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    (3,750,852)  $  (1,657,966)   $  194,014    $     (852)
 Net realized gain (loss) on investments ...............      108,561,718      20,167,565       112,362        15,842
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (94,632,594)     14,165,644      (426,892)      172,185
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from operations .       10,178,272      32,675,243      (120,515)      187,175
                                                          ---------------   -------------    ----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................      992,253,235      19,245,738     3,344,568        50,075
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       11,852,937     356,043,363        12,824       454,057
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................    1,004,106,172     375,289,101     3,357,392       504,132
                                                          ---------------   -------------    ----------    ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       18,861,682       8,512,986        18,448             -
  Transfers to other Funds and Guaranteed Interest
   Account .............................................      792,368,604     381,010,271     2,151,712        72,191
  Withdrawal and administrative charges ................          431,206         181,537         1,644            54
                                                          ---------------   -------------    ----------    ----------
   Total ...............................................      811,661,492     389,704,794     2,171,804        72,245
                                                          ---------------   -------------    ----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................      192,444,679     (14,415,693)    1,185,588       431,887
                                                          ---------------   -------------    ----------    ----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................       (1,213,828)        400,260           199     2,000,073
                                                          ---------------   -------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS ......................      201,409,124      18,659,810     1,065,272     2,619,135
NET ASSETS - BEGINNING OF PERIOD .......................      157,976,940     139,317,130     2,619,135             -
                                                          ---------------   -------------    ----------    ----------
NET ASSETS - END OF PERIOD (Note 1) ....................  $   359,386,064   $ 157,976,940    $3,684,407    $2,619,135
                                                          ===============   =============    ==========    ==========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                 CAPITAL GUARDIAN          CAPITAL GUARDIAN
                                                                INTERNATIONAL (A)            RESEARCH (A)
                                                             ------------------------ ---------------------------
                                                                 2000         1999         2000          1999
                                                             ------------ ----------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (707)    $   (75)   $    30,089   $       (96)
 Net realized gain (loss) on investments ...................        576           5        159,917        19,191
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (19,538)      7,708       (103,622)       29,283
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from operations .....    (19,669)      7,638         86,384        48,378
                                                              ---------     -------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     12,374         246     14,929,226       372,085
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     74,647      51,521        143,116       840,605
                                                              ---------     -------    -----------   -----------
   Total ...................................................     87,021      51,767     15,072,342     1,212,690
                                                              ---------     -------    -----------   -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      2,736           -        140,260           902
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     22,919           -      9,538,604       351,450
  Withdrawal and administrative charges ....................        108           -          1,794             1
                                                              ---------     -------    -----------   -----------
   Total ...................................................     25,762           -      9,680,658       352,353
                                                              ---------     -------    -----------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     61,258      51,767      5,391,684       860,337
                                                              ---------     -------    -----------   -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................    (23,771)     25,010          5,079        25,206
                                                              ---------     -------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ..........................     17,818      84,415      5,483,147       933,921
NET ASSETS - BEGINNING OF PERIOD ...........................     84,415           -        933,921             -
                                                              ---------     -------    -----------   -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 102,233     $84,415    $ 6,417,068   $   933,921
                                                              =========     =======    ===========   ===========



                                                                  CAPITAL GUARDIAN
                                                                   U.S. EQUITY (A)               EQ/AGGRESSIVE STOCK
                                                             --------------------------- -----------------------------------
                                                                  2000          1999            2000              1999
                                                             ------------- ------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   38,017    $     (413)   $  (20,624,385)   $  (27,366,731)
 Net realized gain (loss) on investments ...................     159,231         1,378       161,232,145       119,929,575
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (105,299)       74,129      (531,345,040)      376,094,230
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from operations .....      91,949        75,094      (390,737,280)      468,657,074
                                                              ----------    ----------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................   8,068,142       386,988       664,710,988       211,928,010
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,995     1,098,135        44,890,186       690,307,548
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   8,073,137     1,485,123       709,601,174       902,235,558
                                                              ----------    ----------    --------------    --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     219,587        17,579       287,111,131       293,091,030
  Transfers to other Funds and Guaranteed Interest
   Account .................................................   4,377,681       133,777       824,120,802     1,138,246,663
  Withdrawal and administrative charges ....................       6,627            13         5,109,096         4,048,698
                                                              ----------    ----------    --------------    --------------
   Total ...................................................   4,603,895       151,369     1,116,341,029     1,435,386,391
                                                              ----------    ----------    --------------    --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   3,469,242     1,333,754      (406,739,855)     (533,150,833)
                                                              ----------    ----------    --------------    --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       8,338        25,247        (2,766,376)       (1,296,959)
                                                              ----------    ----------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................   3,569,529     1,434,095      (800,243,511)      (65,790,718)
NET ASSETS - BEGINNING OF PERIOD ...........................   1,434,095             -     3,103,378,178     3,169,168,896
                                                              ----------    ----------    --------------    --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $5,003,624    $1,434,095    $2,303,134,667    $3,103,378,178
                                                              ==========    ==========    ==============    ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    EQ/ALLIANCE               EQ/ALLIANCE
                                                                PREMIER GROWTH (A)          TECHNOLOGY (B)
                                                         --------------------------------- ----------------
                                                               2000             1999             2000
                                                         ---------------- ----- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $  (1,356,619)    $   (167,569)   $    (541,410)
 Net realized gain (loss) on investments ...............      5,620,276          938,447       (6,101,686)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (73,936,823)      10,413,030      (28,855,317)
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from operations .    (69,673,166)      11,183,908      (35,498,413)
                                                          -------------     ------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    338,423,561       19,961,106      197,822,034
  Transfers from other Funds and Guaranteed Interest
   Account .............................................      5,785,531       94,910,089        2,348,744
                                                          -------------     ------------    -------------
   Total ...............................................    344,209,092      114,871,195      200,170,778
                                                          -------------     ------------    -------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     15,740,651          460,182        1,936,444
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     65,156,445       13,207,345       59,632,730
  Withdrawal and administrative charges ................        332,368            3,650           40,307
                                                          -------------     ------------    -------------
   Total ...............................................     81,229,464       13,671,177       61,609,481
                                                          -------------     ------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    262,979,628      101,200,018      138,561,297
                                                          -------------     ------------    -------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (42,357)          38,854          437,023
                                                          -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS ......................    193,264,105      112,422,780      103,499,907
NET ASSETS - BEGINNING OF PERIOD .......................    112,422,780                -                -
                                                          -------------     ------------    -------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 305,686,885     $112,422,780    $ 103,499,907
                                                          =============     ============    =============



                                                                EQ/AXP         EQ/AXP STRATEGY
                                                          NEW DIMENSIONS (C)    AGGRESSIVE (C)
                                                         -------------------- -----------------
                                                                 2000                2000
                                                         -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................      $     (604)        $     (922)
 Net realized gain (loss) on investments ...............         (15,727)          (442,565)
 Change in unrealized appreciation (depreciation) of
  investments ..........................................        (218,229)          (285,976)
                                                              ----------         ----------
 Net increase (decrease) in net assets from operations .        (234,560)          (729,462)
                                                              ----------         ----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................       4,401,221          9,574,592
  Transfers from other Funds and Guaranteed Interest
   Account .............................................               -                  -
                                                              ----------         ----------
   Total ...............................................       4,401,221          9,574,592
                                                              ----------         ----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....           9,559             14,978
  Transfers to other Funds and Guaranteed Interest
   Account .............................................         494,657          5,189,067
  Withdrawal and administrative charges ................             127                124
                                                              ----------         ----------
   Total ...............................................         504,343          5,204,169
                                                              ----------         ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................       3,896,878          4,370,423
                                                              ----------         ----------
 Net increase (decrease) in amount retained by Equitable
  Life in Separate Account A (Note 3) ..................         500,258            500,133
                                                              ----------         ----------
Increase (Decrease) in Net Assets ......................       4,162,576          4,141,093
Net Assets - Beginning of Period .......................               -                  -
                                                              ----------         ----------
NET ASSETS - End of Period (Note 1) ....................      $4,162,576         $4,141,093
                                                              ==========         ==========



                                                                     EQ/BALANCED
                                                         ------------------------------------
                                                                2000              1999
                                                         ----------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $   27,233,011     $   20,181,951
 Net realized gain (loss) on investments ...............     235,919,936        147,624,569
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (295,542,367)        39,004,307
                                                          --------------     --------------
 Net increase (decrease) in net assets from operations .     (32,389,420)       206,810,827
                                                          --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................     154,129,837         80,322,283
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       5,430,945        117,629,758
                                                          --------------     --------------
   Total ...............................................     159,560,782        197,952,041
                                                          --------------     --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     148,935,184        131,721,182
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     124,362,945        146,487,798
  Withdrawal and administrative charges ................       1,657,899          1,231,936
                                                          --------------     --------------
   Total ...............................................     274,956,029        279,440,916
                                                          --------------     --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................    (115,395,247)       (81,488,875)
                                                          --------------     --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        (714,552)          (358,009)
                                                          --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ......................    (148,499,218)       124,963,943
NET ASSETS - BEGINNING OF PERIOD .......................   1,447,885,763      1,322,921,820
                                                          --------------     --------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $1,299,386,545     $1,447,885,763
                                                          ==============     ==============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                     EQ EQUITY 500 INDEX              EQ/EVERGREEN (A)
                                                             ----------------------------------- ---------------------------
                                                                    2000              1999            2000          1999
                                                             ----------------- ----------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (10,659,870)   $   (4,065,878)   $  (16,652)   $     1,510
 Net realized gain (loss) on investments ...................     278,060,096       133,882,444        (8,863)        21,001
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (439,580,620)      118,641,942      (246,813)        16,534
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from operations .....    (172,180,394)      248,458,508      (272,328)        39,045
                                                              --------------    --------------    ----------    -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     926,074,448       207,110,009     2,547,837        159,057
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      35,515,280       843,228,288        28,380        852,104
                                                              --------------    --------------    ----------    -----------
   Total ...................................................     961,589,728     1,050,338,297     2,576,217      1,011,161
                                                              --------------    --------------    ----------    -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     139,847,438       110,899,865       110,358          8,783
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     879,420,701       685,337,381       664,713        464,579
  Withdrawal and administrative charges ....................       2,808,620         1,410,369         1,524              2
                                                              --------------    --------------    ----------    -----------
   Total ...................................................   1,022,076,759       797,647,615       776,595        473,364
                                                              --------------    --------------    ----------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     (60,487,031)      252,690,682     1,799,622        537,797
                                                              --------------    --------------    ----------    -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (197,566)       (1,458,118)        2,071         24,886
                                                              --------------    --------------    ----------    -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    (232,864,991)      499,691,072     1,529,365        601,728
NET ASSETS - BEGINNING OF PERIOD ...........................   1,652,694,426     1,153,003,354       601,728              -
                                                              --------------    --------------    ----------    -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,419,829,435    $1,652,694,426    $2,131,093    $   601,728
                                                              ==============    ==============    ==========    ===========



                                                                   EQ/EVERGREEN         EQ/JANUS LARGE
                                                                  FOUNDATION (A)        CAP GROWTH (C)
                                                             ------------------------- ----------------
                                                                  2000         1999          2000
                                                             -------------- ---------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   15,023    $    914    $     (8,913)
 Net realized gain (loss) on investments ...................      (17,757)         63         (73,085)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      (99,586)      4,261      (1,083,470)
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from operations .....     (102,320)      5,238      (1,165,468)
                                                               ----------    --------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    3,956,377      14,367      18,672,355
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       13,000     122,112          57,484
                                                               ----------    --------    ------------
   Total ...................................................    3,969,377     136,479      18,729,839
                                                               ----------    --------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       88,134       1,952         173,839
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    1,819,845      11,137       1,367,013
  Withdrawal and administrative charges ....................          383           1           1,532
                                                               ----------    --------    ------------
   Total ...................................................    1,908,362      13,090       1,542,384
                                                               ----------    --------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    2,061,015     123,389      17,187,455
                                                               ----------    --------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        1,429      25,027         501,546
                                                               ----------    --------    ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    1,960,124     153,654      16,523,533
NET ASSETS - BEGINNING OF PERIOD ...........................      153,654           -               -
                                                               ----------    --------    ------------
NET ASSETS - END OF PERIOD (Note 1) ........................   $2,113,778    $153,654    $ 16,523,533
                                                               ==========    ========    ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/PUTNAM                        EQ/PUTNAM
                                                                        BALANCED                   GROWTH & INCOME VALUE
                                                             ------------------------------- ---------------------------------
                                                                   2000            1999            2000             1999
                                                             ---------------- -------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    694,310    $    600,374    $     (258,002)  $      (56,141)
 Net realized gain (loss) on investments ...................    (1,210,350)      2,530,297        (1,936,499)       8,563,322
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     3,211,077      (3,992,030)        5,323,529      (11,414,919)
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from operations .....     2,695,037        (861,359)        3,129,028       (2,907,738)
                                                              ------------    ------------    --------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    37,530,497       8,724,210        22,732,727       15,111,566
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       473,972      13,434,909           655,941       21,929,146
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    38,004,469      22,159,119        23,388,668       37,040,712
                                                              ------------    ------------    --------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     3,905,146       2,214,146         8,078,434        5,975,591
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    40,289,968       9,911,791        27,788,273       19,982,421
  Withdrawal and administrative charges ....................        81,894          33,963           173,594           95,368
                                                              ------------    ------------    --------------   --------------
   Total ...................................................    44,277,008      12,159,900        36,040,301       26,053,380
                                                              ------------    ------------    --------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (6,272,539)      9,999,219       (12,651,633)      10,987,332
                                                              ------------    ------------    --------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (6,069)        (80,011)          (11,203)        (173,782)
                                                              ------------    ------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (3,583,571)      9,057,849        (9,533,808)       7,905,812
NET ASSETS - BEGINNING OF PERIOD ...........................    43,845,686      34,787,837        82,894,604       74,988,792
                                                              ------------    ------------    --------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 40,262,115    $ 43,845,686    $   73,360,796   $   82,894,604
                                                              ============    ============    ==============   ==============



                                                                     EQ/PUTNAM                EQ/PUTNAM
                                                               INTERNATIONAL EQUITY      INVESTORS GROWTH (A)
                                                             ------------------------- ------------------------
                                                                  2000         1999        2000        1999
                                                             ------------- ----------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   98,563    $  2,484    $   1,101    $   (121)
 Net realized gain (loss) on investments ...................     132,590       8,208       (7,228)      1,812
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (403,258)     14,312      (88,099)      6,665
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from operations .....    (172,105)     25,004      (94,226)      8,356
                                                              ----------    --------    ---------    --------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     349,974      21,152      187,275       4,282
  Transfers from other Funds and Guaranteed Interest
   Account .................................................   1,161,348     175,825      318,420     106,618
                                                              ----------    --------    ---------    --------
   Total ...................................................   1,511,322     196,977      505,695     110,900
                                                              ----------    --------    ---------    --------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........      88,642           -       16,542           -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     199,405           -       90,326           -
  Withdrawal and administrative charges ....................         578           -          272           -
                                                              ----------    --------    ---------    --------
   Total ...................................................     288,625           -      107,140           -
                                                              ----------    --------    ---------    --------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   1,222,696     196,977      398,555     110,900
                                                              ----------    --------    ---------    --------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................         (29)     25,033          (19)     25,019
                                                              ----------    --------    ---------    --------
INCREASE (DECREASE) IN NET ASSETS ..........................   1,050,563     247,014      304,310     144,275
NET ASSETS - BEGINNING OF PERIOD ...........................     247,014           -      144,275           -
                                                              ----------    --------    ---------    --------
NET ASSETS - END OF PERIOD (Note 1) ........................  $1,297,577    $247,014    $ 448,585    $144,275
                                                              ==========    ========    =========    ========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                       FI SMALL/MID
                                                              FI MID CAP (C)             CAP VALUE
                                                             ---------------- -------------------------------
                                                                   2000            2000            1999
                                                             ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................    $       432    $   (207,388)  $     (910,684)
 Net realized gain (loss) on investments ...................          5,829      (3,851,966)      (7,130,907)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................        290,277       6,102,650        7,537,570
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from operations .....        296,538       2,043,295         (504,021)
                                                                -----------    ------------   --------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     11,092,595      28,432,248       10,670,794
  Transfers from other Funds and Guaranteed Interest
   Account .................................................         66,726         739,364       18,055,879
                                                                -----------    ------------   --------------
   Total ...................................................     11,159,321      29,171,612       28,726,673
                                                                -----------    ------------   --------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........        133,024       5,762,407        4,921,343
  Transfers to other Funds and Guaranteed Interest
   Account .................................................      1,047,121      29,497,451       36,061,195
  Withdrawal and administrative charges ....................          3,688         167,152          117,502
                                                                -----------    ------------   --------------
   Total ...................................................      1,183,833      35,427,010       41,100,040
                                                                -----------    ------------   --------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      9,975,488      (6,255,398)     (12,373,367)
                                                                -----------    ------------   --------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        501,381         (14,770)         (65,352)
                                                                -----------    ------------   --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     10,773,408      (4,226,873)     (12,942,740)
NET ASSETS - BEGINNING OF PERIOD ...........................              -      77,388,798       90,331,538
                                                                -----------    ------------   --------------
NET ASSETS - END OF PERIOD (Note 1) ........................    $10,773,408    $ 73,161,925   $   77,388,798
                                                                ===========    ============   ==============



                                                               LAZARD LARGE       LAZARD SMALL
                                                              CAP VALUE (A)      CAP VALUE (A)
                                                             --------------- ----------------------
                                                                   2000          2000       1999
                                                             --------------- ----------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................     $   (77)     $  2,032    $    32
 Net realized gain (loss) on investments ...................         (22)        1,160        (21)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................         687         7,033        466
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from operations .....         588        10,225        477
                                                                 -------      --------    -------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................      11,693         9,912        650
  Transfers from other Funds and Guaranteed Interest
   Account .................................................      72,452        98,732     24,205
                                                                 -------      --------    -------
   Total ...................................................      84,145       108,644     24,855
                                                                 -------      --------    -------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........         351        10,025          -
  Transfers to other Funds and Guaranteed Interest
   Account .................................................           -         4,863     10,014
  Withdrawal and administrative charges ....................           -           270          -
                                                                 -------      --------    -------
   Total ...................................................         351        15,158     10,014
                                                                 -------      --------    -------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      83,794        93,486     14,841
                                                                 -------      --------    -------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................           -            93         12
                                                                 -------      --------    -------
INCREASE (DECREASE) IN NET ASSETS ..........................      84,382       103,803     15,330
NET ASSETS - BEGINNING OF PERIOD ...........................           -        15,330          -
                                                                 -------      --------    -------
NET ASSETS - END OF PERIOD (Note 1) ........................     $84,382      $119,133    $15,330
                                                                 =======      ========    =======



                                                                         MERCURY BASIC
                                                                          VALUE EQUITY
                                                              ------------------------------
                                                                  2000             1999
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  4,193,733       $   115,561
 Net realized gain (loss) on investments ...................     9,744,774        10,181,670
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,226,719)         (127,488)
                                                              ------------       -----------
 Net increase (decrease) in net assets from operations .....    10,711,788        10,169,743
                                                              ------------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................    50,574,092        18,954,806
  Transfers from other Funds and Guaranteed Interest
   Account .................................................     1,577,554        51,439,310
                                                              ------------       -----------
   Total ...................................................    52,151,646        70,394,116
                                                              ------------       -----------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     7,505,498         4,950,153
  Transfers to other Funds and Guaranteed Interest
   Account .................................................    34,794,106        36,220,977
  Withdrawal and administrative charges ....................       198,552            75,889
                                                              ------------       -----------
   Total ...................................................    42,498,156        41,247,019
                                                              ------------       -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     9,653,490        29,147,097
                                                              ------------       -----------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................       (13,123)          (77,654)
                                                              ------------       -----------
INCREASE (DECREASE) IN NET ASSETS ..........................    20,352,155        39,239,186
NET ASSETS - BEGINNING OF PERIOD ...........................    96,711,501        57,472,315
                                                              ------------       -----------
NET ASSETS - END OF PERIOD (Note 1) ........................  $117,063,656       $96,711,501
                                                              ============       ===========

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                    MERCURY                        MFS EMERGING
                                                                 WORLD STRATEGY                  GROWTH COMPANIES
                                                         ------------------------------ ----------------------------------
                                                               2000           1999             2000             1999
                                                         --------------- -------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................  $    187,024    $   (34,878)   $     5,074,951    $ (4,720,964)
 Net realized gain (loss) on investments ...............     1,268,304      1,544,420        230,654,617      73,697,445
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (3,246,691)       669,904       (473,708,932)    189,033,575
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from operations .    (1,791,363)     2,179,446       (237,979,364)    258,010,056
                                                          ------------    -----------    ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    22,199,419      1,755,419        972,046,668      99,850,182
  Transfers from other Funds and Guaranteed Interest
   Account .............................................        61,056     17,812,153         24,772,132     412,004,872
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    22,260,475     19,567,572        996,818,800     511,855,054
                                                          ------------    -----------    ---------------    ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....     1,119,612        615,160         64,807,634      24,089,810
  Transfers to other Funds and Guaranteed Interest
   Account .............................................    19,197,479     18,171,482        474,268,003     216,250,323
  Withdrawal and administrative charges ................        30,522         12,610          1,524,160         387,668
                                                          ------------    -----------    ---------------    ------------
   Total ...............................................    20,347,614     18,799,252        540,599,797     240,727,801
                                                          ------------    -----------    ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     1,912,862        768,320        456,219,003     271,127,253
                                                          ------------    -----------    ---------------    ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................    (1,783,198)        (7,305)          (741,137)       (163,969)
                                                          ------------    -----------    ---------------    ------------
INCREASE (DECREASE) IN NET ASSETS ......................    (1,661,699)     2,940,461        217,498,502     528,973,340
NET ASSETS - BEGINNING OF PERIOD .......................    13,982,709     11,042,248        706,225,918     177,252,578
                                                          ------------    -----------    ---------------    ------------
NET ASSETS - END OF PERIOD (Note 1) ....................  $ 12,321,010    $13,982,709    $   923,724,420    $706,225,918
                                                          ============    ===========    ===============    ============



                                                                  MFS GROWTH
                                                                WITH INCOME (A)                  MFS RESEARCH
                                                         ----------------------------- ---------------------------------
                                                               2000           1999           2000             1999
                                                         --------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..........................   $   (56,388)   $    2,214    $    (943,185)    $ (1,635,715)
 Net realized gain (loss) on investments ...............       220,745        (1,566)      37,800,286       16,934,213
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (220,508)      123,501      (54,772,587)      14,109,284
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from operations .       (56,151)      124,149      (17,915,485)      29,407,782
                                                           -----------    ----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ........................................    11,570,353       891,850      150,701,714       30,557,735
  Transfers from other Funds and Guaranteed Interest
   Account .............................................       101,513     1,303,993        3,010,468       79,447,062
                                                           -----------    ----------    -------------     ------------
   Total ...............................................    11,671,866     2,195,843      153,712,182      110,004,797
                                                           -----------    ----------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .....       190,539        15,682       15,137,810        7,842,822
  Transfers to other Funds and Guaranteed Interest
   Account .............................................     3,515,173       100,983       67,226,037       63,062,485
  Withdrawal and administrative charges ................         5,971            30          383,029          132,468
                                                           -----------    ----------    -------------     ------------
   Total ...............................................     3,711,683       116,695       82,746,876       71,037,775
                                                           -----------    ----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..........................     7,960,182     2,079,148       70,965,306       38,967,022
                                                           -----------    ----------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ..................        13,115        25,205          (24,559)        (131,866)
                                                           -----------    ----------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ......................     7,917,147     2,228,502       53,025,262       68,242,938
NET ASSETS - BEGINNING OF PERIOD .......................     2,228,502             -      170,641,495      102,398,557
                                                           -----------    ----------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ....................   $10,145,649    $2,228,502    $ 223,666,757     $170,641,495
                                                           ===========    ==========    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                      MORGAN STANLEY
                                                                 EMERGING MARKETS EQUITY
                                                             --------------------------------
                                                                   2000             1999
                                                             ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    5,293,171   $   (408,713)
 Net realized gain (loss) on investments ...................     (30,874,043)    19,968,622
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (23,721,463)     7,484,816
                                                              --------------   ------------
 Net increase (decrease) in net assets from operations .....     (49,302,335)    27,044,725
                                                              --------------   ------------
From Contractowners Transactions (Note 4):
 Contributions and Transfers:
  Contributions ............................................     466,609,209      7,422,677
  Transfers from other Funds and Guaranteed Interest
   Account .................................................       4,434,761    256,457,729
                                                              --------------   ------------
   Total ...................................................     471,043,970    263,880,406
                                                              --------------   ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........       8,283,128      2,295,400
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     413,865,868    230,400,637
  Withdrawal and administrative charges ....................         180,328         25,133
                                                              --------------   ------------
   Total ...................................................     422,329,324    232,721,170
                                                              --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      48,714,646     31,159,236
                                                              --------------   ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (287,987)    (3,346,947)
                                                              --------------   ------------
INCREASE (DECREASE) IN NET ASSETS ..........................        (875,676)    54,857,014
NET ASSETS - BEGINNING OF PERIOD ...........................      70,941,248     16,084,234
                                                              --------------   ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $   70,065,572   $ 70,941,248
                                                              ==============   ============



                                                                      T. ROWE PRICE                     T. ROWE PRICE
                                                                      EQUITY INCOME                  INTERNATIONAL STOCK
                                                             -------------------------------- ---------------------------------
                                                                   2000             1999            2000             1999
                                                             ---------------- --------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $   1,852,685    $    808,550    $  (1,561,186)    $   (732,988)
 Net realized gain (loss) on investments ...................      6,800,725      10,372,141       14,478,577       15,564,826
 Change in unrealized appreciation (depreciation) of
  investments ..............................................      2,895,523      (9,195,970)     (37,422,909)      10,967,057
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     11,548,933       1,984,721      (24,505,518)      25,798,895
                                                              -------------    ------------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (Note 4):
 Contributions and Transfers:
  Contributions ............................................     48,009,490      22,420,408      258,946,846       15,381,272
  Transfers from other Funds and Guaranteed Interest
   Account .................................................        661,528      32,033,807        1,777,615      109,128,680
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     48,671,018      54,454,215      260,724,461      124,509,952
                                                              -------------    ------------    -------------     ------------
 Payments, Transfers and Charges:
  Annuity payments, withdrawals and death benefits .........     12,644,086      10,573,400        8,372,303        5,855,141
  Transfers to other Funds and Guaranteed Interest
   Account .................................................     65,621,784      38,746,496      228,741,123      105,733,445
  Withdrawal and administrative charges ....................        251,386         143,698          205,493           94,699
                                                              -------------    ------------    -------------     ------------
   Total ...................................................     78,517,256      49,463,594      237,318,919      111,683,285
                                                              -------------    ------------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (29,846,238)      4,990,621       23,405,542       12,826,667
                                                              -------------    ------------    -------------     ------------
 NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
  LIFE IN SEPARATE ACCOUNT A (Note 3) ......................        (20,215)       (117,973)         (16,114)         (21,952)
                                                              -------------    ------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS ..........................    (18,317,520)      6,857,369       (1,116,090)      38,603,610
NET ASSETS - BEGINNING OF PERIOD ...........................    146,836,293     139,978,924      112,485,497       73,881,887
                                                              -------------    ------------    -------------     ------------
NET ASSETS - END OF PERIOD (Note 1) ........................  $ 128,518,773    $146,836,293    $ 111,369,407     $112,485,497
                                                              =============    ============    =============     ============

-------
(a) Commenced operations on August 30, 1999.
(b) Commenced operations on May 2, 2000.
(c) Commenced operations on September 5, 2000.
See Notes to Financial Statements

                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000


1. General

The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (including EQ/Aggressive, EQ/Balanced, and EQ/Equity 500 Index) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ/Equity 500 Index). Alliance is a limited partnership which is directly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., is an affiliate of Equitable Life, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network.

The Account consists of 41 variable investment options:

o Alliance Common Stock
o Alliance Conservative Investors
o Alliance Global
o Alliance Growth and Income
o Alliance Growth Investors
o Alliance High Yield
o Alliance Intermediate Government Securities
o Alliance International
o Alliance Money Market
o Alliance Quality Bond
o Alliance Small Cap Growth
o Calvert Socially Responsible
o Capital Guardian International
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ/AXP New Dimensions
o EQ/AXP Strategy Aggressive
o EQ/Balanced(5) o EQ Equity 500 Index(2)
o EQ/Evergreen
o EQ/Evergreen Foundation
o EQ/Janus Large Cap Growth
o EQ/Putnam Balanced
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o FI Mid Cap
o FI Small/Mid Cap Value(3)
o Lazard Large Cap Value
o Lazard Small Cap Value
o Mercury Basic Value Equity(4)
o Mercury World Strategy(6)
o MFS Emerging Growth Companies
o MFS Growth with Income
o MFS Research
o Morgan Stanley Emerging Markets Equity
o T. Rowe Price Equity Income
o T. Rowe Price International Stock

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3) Formerly known as Warburg Pincus Small Company Value
(4) Formerly known as Merrill Lynch Basic Value Equity
(5) Formerly known as Alliance Balanced
(6) Formerly known as Merrill Lynch World Strategy

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. The Alliance Equity Index Portfolio was renamed EQ Equity Index Portfolio. For accounting purposes, this transaction is treated as a merger. The BT Equity 500 Index Portfolio was not held by the Account before the substitution. As a result, there was no impact to the Account.

The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represents amounts receivable/payable to the General Account predominately related to policy-related transactions, premiums, surrenders and death benefits.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies". Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


3. Asset Charges

The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:



                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST/MOMENTUM CONTRACTS
----------------------------
Alliance Money Market Fund,
Alliance Balanced Fund
Alliance Common Stock Fund .................   0.65%           0.60%            0.24%        1.49%

All Other Funds ............................   0.50%           0.60%            0.24%        1.34%

MOMENTUM PLUS CONTRACTS - ALL FUNDS ........   1.10%           0.25%               -         1.35%

OLD CONTRACTS
-------------
Common Stock and Money Market Funds ........   0.58%           0.16%               -         0.74%

EQUIPLAN CONTRACTS
------------------
Common Stock and
Intermediate Government Securities Funds ...   0.58%           0.16%               -         0.74%

EQUI-VEST SERIES 300 & Series 400 Contracts
-------------------------------------------
Alliance Money Market Fund
Alliance Common Stock Fund
Alliance Aggressive Stock Fund
Alliance Balanced Fund .....................   1.10%           0.25%               -         1.35%

All Other Funds* ...........................   1.10%           0.24%               -         1.34%

EQUI-VEST SERIES 500 CONTRACTS
------------------------------
All Funds ..................................   1.20%           0.25%               -         1.45%

EQUI-VEST SERIES 600 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
--------------------------------------
All Funds ..................................   0.70%           0.25%               -         0.95%

EQUI-VEST SERIES 800 CONTRACTS
------------------------------
All Funds ..................................   0.95%           0.25%               -         1.20%

----------
* During 2000 and 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100 and 200 Contracts and Momentum Contracts for the Alliance Money Market, the Alliance Common Stock, the EQ/Aggressive Stock, the EQ/Balanced variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts.

Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges

Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account and fixed maturity options of Separate Account 48.

Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

Accumulation units issued and redeemed during the periods indicated were:

(Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)



                                                                       YEARS ENDED DECEMBER 31,
                                                                       ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE COMMON STOCK
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,706     3,241
                   Momentum Contracts ....................................    171       175
                   Momentum Plus Contracts 135 BP ........................    326       429
                   Momentum Plus Contracts 100 BP ........................      1         2
                   Momentum Plus Contracts 90 BP .........................      2         -
                   Old Contracts .........................................      -         -
                   EQUIPLAN Contracts ....................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    441     2,215
                   EQUI-VEST Contracts Series 500 145 BP .................      7        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    757       107
                   EQUI-VEST Contracts Series 600 90 BP ..................     33       290
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    283        26

Redeemed       -   EQUI-VEST Contracts ...................................  3,746     3,767
                   Momentum Contracts ....................................    225       214
                   Momentum Plus Contracts 135 BP ........................    124       530
                   Momentum Plus Contracts 100 BP ........................      8        26
                   Momentum Plus Contracts 90 BP .........................      1         -
                   Old Contracts .........................................      3        32
                   EQUIPLAN Contracts ....................................      -         5
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    690     1,521
                   EQUI-VEST Contracts Series 500 145 BP .................      2         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    159         2
                   EQUI-VEST Contracts Series 600 90 BP ..................     42        56
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     13         -

                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000       1999
                                                                            ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued         -   EQUI-VEST Contracts ...................................    122          -
                   Momentum Contracts ....................................      5          8
                   Momentum Plus Contracts 135 BP ........................     19         34
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     47        204
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69          6
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     34          4

Redeemed       -   EQUI-VEST Contracts ...................................    320          -
                   Momentum Contracts ....................................      8          9
                   Momentum Plus Contracts 135 BP ........................      4         56
                   Momentum Plus Contracts 100 BP ........................      -          4
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    152        113
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4          -

ALLIANCE GLOBAL
---------------
Issued         -   EQUI-VEST Contracts ...................................  2,300          -
                   Momentum Contracts ....................................     44         45
                   Momentum Plus Contracts 135 BP ........................    100        108
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Momentum Plus Contracts 90 BP .........................      1          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,396      1,795
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    217         23
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         14
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    111          9

Redeemed       -   EQUI-VEST Contracts ...................................  3,719          -
                   Momentum Contracts ....................................     50         45
                   Momentum Plus Contracts 135 BP ........................     42        163
                   Momentum Plus Contracts 100 BP ........................      2          9
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    226      1,681
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     57          3
                   EQUI-VEST Contracts Series 600 90 BP ..................      2          1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     10          -

                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000      1999
                                                                            ----      ----
                                                                            (IN THOUSANDS)
ALLIANCE GROWTH AND INCOME
--------------------------
Issued         -   EQUI-VEST Contracts ...................................  1,083         -
                   Momentum Contracts ....................................     40        46
                   Momentum Plus Contracts 135 BP ........................     82       103
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    458     1,203
                   EQUI-VEST Contracts Series 500 145 BP .................      1         3
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    259        39
                   EQUI-VEST Contracts Series 600 90 BP ..................      4        15
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    138        14

Redeemed       -   EQUI-VEST Contracts ...................................  2,250         -
                   Momentum Contracts ....................................     36        34
                   Momentum Plus Contracts 135 BP ........................     34        95
                   Momentum Plus Contracts 100 BP ........................      2         3
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    965       583
                   EQUI-VEST Contracts Series 500 145 BP .................      1         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

ALLIANCE GROWTH INVESTORS
-------------------------
Issued         -   EQUI-VEST Contracts ...................................    636         -
                   Momentum Contracts ....................................     40        45
                   Momentum Plus Contracts 135 BP ........................     93       121
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    110       939
                   EQUI-VEST Contracts Series 500 145 BP .................      1         2
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    215        22
                   EQUI-VEST Contracts Series 600 90 BP ..................      8        20
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     96        10

Redeemed       -   EQUI-VEST Contracts ...................................  1,918         -
                   Momentum Contracts ....................................     42        38
                   Momentum Plus Contracts 135 BP ........................     62       203
                   Momentum Plus Contracts 100 BP ........................      2        10
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,540       671
                   EQUI-VEST Contracts Series 500 145 BP .................      -         -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         1
                   EQUI-VEST Contracts Series 600 90 BP ..................      4         2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      4         -

                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                            2000     1999
                                                                            ----     ----
                                                                           (IN THOUSANDS)
                                                                            C>
ALLIANCE HIGH YIELD
-------------------
Issued         -   EQUI-VEST Contracts ...................................  130        -
                   Momentum Contracts ....................................   10       12
                   Momentum Plus Contracts 135 BP ........................   25       40
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   27      324
                   EQUI-VEST Contracts Series 500 145 BP .................    -        1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   26        5
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       16
                   EQUI-VEST Express Contracts Series 700 95 BP ..........   20        4

Redeemed       -   EQUI-VEST Contracts ...................................  746        -
                   Momentum Contracts ....................................   13       15
                   Momentum Plus Contracts 135 BP ........................   28       58
                   Momentum Plus Contracts 100 BP ........................    -        5
                   Old Contracts .........................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  391      490
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    3        -
                   EQUI-VEST Contracts Series 600 90 BP ..................   11       12
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
Issued         -   EQUI-VEST Contracts ...................................  105        -
                   Momentum Contracts ....................................   10       15
                   Momentum Plus Contracts 135 BP ........................   12       22
                   Momentum Plus Contracts 100 BP ........................    -        1
                   EQUIPLAN Contracts ....................................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      185
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   27        1
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    9        3

Redeemed       -   EQUI-VEST Contracts ...................................  310        -
                   Momentum Contracts ....................................   12       13
                   Momentum Plus Contracts 135 BP ........................    4       36
                   Momentum Plus Contracts 100 BP ........................    -        4
                   EQUIPLAN Contracts ....................................    -        1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  107      140
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    1        -

                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)




                                                                        YEARS ENDED DECEMBER 31,
                                                                        ------------------------
                                                                           2000       1999
                                                                           ----       ----
                                                                           (IN THOUSANDS)
ALLIANCE INTERNATIONAL
----------------------
Issued         -   EQUI-VEST Contracts ...................................  5,628         -
                   Momentum Contracts ....................................     20        15
                   Momentum Plus Contracts 135 BP ........................     57        55
                   Momentum Plus Contracts 100 BP ........................      -         1
                   Momentum Plus Contracts 90 BP .........................      1         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  2,421     5,205
                   EQUI-VEST Contracts Series 500 145 BP .................     56        15
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     78         5
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     71         1

Redeemed       -   EQUI-VEST Contracts ...................................  5,978         -
                   Momentum Contracts ....................................     18        14
                   Momentum Plus Contracts 135 BP ........................     37        58
                   Momentum Plus Contracts 100 BP ........................      2         2
                   Momentum Plus Contracts 90 BP .........................      -         -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,969     5,250
                   EQUI-VEST Contracts Series 500 145 BP .................     56        14
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     45         2
                   EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     39         -

ALLIANCE MONEY MARKET
---------------------
Issued         -   EQUI-VEST Contracts ...................................  2,528     1,602
                   Momentum Contracts ....................................    468       675
                   Momentum Plus Contracts 135 BP ........................    393       522
                   Momentum Plus Contracts 100 BP ........................      1         1
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    380       734
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    130        26
                   EQUI-VEST Contracts Series 600 90 BP ..................      7         5
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    437        47

Redeemed       -   EQUI-VEST Contracts ...................................  2,724     1,345
                   Momentum Contracts ....................................    551       573
                   Momentum Plus Contracts 135 BP ........................    332       513
                   Momentum Plus Contracts 100 BP ........................      -         9
                   Old Contracts .........................................      -         -
                   EQUI-VEST Contracts Series 300 & 400 135 BP ...........    304       636
                   EQUI-VEST Contracts Series 500 145 BP .................      -         1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     89         9
                   EQUI-VEST Contracts Series 600 90 BP ..................      6         3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    341         4

                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                             2000       1999
                                                                             ----       ----
                                                                             (IN THOUSANDS)
ALLIANCE QUALITY BOND
---------------------
Issued         -   EQUI-VEST Contracts ...................................    161          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     19         27
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........     74        287
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     35          4
                   EQUI-VEST Contracts Series 600 90 BP ..................      1          3
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     23          4

Redeemed       -   EQUI-VEST Contracts ...................................    485          -
                   Momentum Contracts ....................................      6          7
                   Momentum Plus Contracts 135 BP ........................     15         33
                   Momentum Plus Contracts 100 BP ........................      -          1
                   Old Contracts .........................................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    194        222
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          -
                   EQUI-VEST Contracts Series 600 90 BP ..................      -          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      1          -

ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         -   EQUI-VEST Contracts ...................................  4,215          -
                   Momentum Contracts ....................................     31         24
                   Momentum Plus Contracts 135 BP ........................     59         40
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,167      3,124
                   EQUI-VEST Contracts Series 500 145 BP .................      1          1
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    163          3
                   EQUI-VEST Contracts Series 600 90 BP ..................     10          7
                   EQUI-VEST Express Contracts Series 700 95 BP ..........     67          1

Redeemed       -   EQUI-VEST Contracts ...................................  3,874          -
                   Momentum Contracts ....................................     17         15
                   Momentum Plus Contracts 135 BP ........................     19         48
                   Momentum Plus Contracts 100 BP ........................      -          -
                   Momentum Plus Contracts 90 BP .........................      -          1
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........    590      3,249
                   EQUI-VEST Contracts Series 500 145 BP .................      -          -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........     67          1
                   EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........      5          -

                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued                -   EQUI-VEST Contracts ...................................   31       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       5
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

Redeemed              -   EQUI-VEST Contracts ...................................   20       -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -       1
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -       -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -

CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued                -   Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
Redeemed              -
                          Momentum Contracts ....................................    -       -
                          Momentum Plus Contracts 135 BP ........................    -       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -

CAPITAL GUARDIAN RESEARCH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................   99       -
                          Momentum Contracts ....................................    1       -
                          Momentum Plus Contracts 135 BP ........................    1       -
                          Momentum Plus Contracts 100 BP ........................    -       -
                          Momentum Plus Contracts 90 BP .........................    -       -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   19      11
                          EQUI-VEST Contracts Series 500 145 BP .................    -       -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   12       1
                          EQUI-VEST Contracts Series 600 90 BP ..................    -       -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    4       -

                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000       1999
                                                                                    ----       ----
                                                                                    (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH (CONCLUDED)
-------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     69          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     13          3
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      4          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued                -   EQUI-VEST Contracts ...................................     50          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     12         14
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     12          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3          -

Redeemed              -   EQUI-VEST Contracts ...................................     34          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8          2
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/AGGRESSIVE STOCK
-------------------
Issued                -   EQUI-VEST Contracts ...................................  4,591      5,110
                          Momentum Contracts ....................................    514        523
                          Momentum Plus Contracts 135 BP ........................    266        362
                          Momentum Plus Contracts 100 BP ........................      -          2
                          Momentum Plus Contracts 90 BP .........................      1          2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    771      1,918
                          EQUI-VEST Contracts Series 500 145 BP .................      1          3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    222         19
                          EQUI-VEST Contracts Series 600 90 BP ..................     19        160
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     26          3

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)



                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/AGGRESSIVE STOCK (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  7,735     9,798
                          Momentum Contracts ....................................    695       717
                          Momentum Plus Contracts 135 BP ........................    114       446
                          Momentum Plus Contracts 100 BP ........................      7        29
                          Momentum Plus Contracts 90 BP .........................      1         2
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    807     2,280
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    168         1
                          EQUI-VEST Contracts Series 600 90 BP ..................     20        34
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         -

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  1,938         -
                          Momentum Contracts ....................................     39        13
                          Momentum Plus Contracts 135 BP ........................     29         6
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      1         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    440     1,016
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    355        37
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    228        21

Redeemed              -   EQUI-VEST Contracts ...................................    590         -
                          Momentum Contracts ....................................     11         -
                          Momentum Plus Contracts 135 BP ........................      3         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     80       129
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     42         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7         -

EQ/ALLIANCE TECHNOLOGY
----------------------
Issued                -   EQUI-VEST Contracts ...................................  1,386         -
                          Momentum Contracts ....................................     18         -
                          Momentum Plus Contracts 135 BP ........................     12         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    630         -
                          EQUI-VEST Contracts Series 500 145 BP .................      1         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    145         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      7         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     99         -

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000     1999
                                                                                   ----     ----
                                                                                   (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY (CONCLUDED)
----------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  549        -
                          Momentum Contracts ....................................    1        -
                          Momentum Plus Contracts 135 BP ........................    1        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  154        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    2        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7        -

EQ/AXP NEW DIMENSIONS
---------------------
Issued                -   EQUI-VEST Contracts ...................................   33        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   14        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    2        -

Redeemed              -   EQUI-VEST Contracts ...................................    4        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    1        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/AXP STRATEGY AGGRESSIVE
--------------------------
Issued                -   EQUI-VEST Contracts ...................................  124        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   11        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    2        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000        1999
                                                                                   ----        ----
                                                                                   (IN THOUSANDS)

EQ/AXP STRATEGY AGGRESSIVE (CONCLUDED)
--------------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................     79          -
                          Momentum Contracts ....................................      -          -
                          Momentum Plus Contracts 135 BP ........................      -          -
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1          -
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      -          -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -          -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -          -

EQ/BALANCED
-----------
Issued                -   EQUI-VEST Contracts ...................................  2,002      2,547
                          Momentum Contracts ....................................    118        198
                          Momentum Plus Contracts 135 BP ........................     89        130
                          Momentum Plus Contracts 100 BP ........................      -          -
                          Momentum Plus Contracts 90 BP .........................      -          1
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........     93        279
                          EQUI-VEST Contracts Series 500 145 BP .................      1          1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    114         12
                          EQUI-VEST Contracts Series 600 90 BP ..................      6         74
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     33        368

Redeemed              -   EQUI-VEST Contracts ...................................  4,010      4,474
                          Momentum Contracts ....................................    261        319
                          Momentum Plus Contracts 135 BP ........................     15        183
                          Momentum Plus Contracts 100 BP ........................      1         10
                          Momentum Plus Contracts 90 BP .........................      -          -
                          EQUI-VEST Contracts Series 300 & 400 135 BP ...........    115        334
                          EQUI-VEST Contracts Series 500 145 BP .................      -          -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     24          1
                          EQUI-VEST Contracts Series 600 90 BP ..................      5          9
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1        366

EQ EQUITY 500 INDEX
-------------------
Issued                -   EQUI-VEST Contracts ...................................  1,833          -
                          Momentum Contracts ....................................     81         92
                          Momentum Plus Contracts 135 BP ........................    143        195
                          Momentum Plus Contracts 100 BP ........................      -          1
                          Momentum Plus Contracts 90 BP .........................      1          1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    914      3,313
                          EQUI-VEST Contracts Series 500 145 BP .................      3          7
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    348         52
                          EQUI-VEST Contracts Series 600 90 BP ..................     28         68
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     80         10

                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ EQUITY 500 INDEX (CONCLUDED)
-------------------------------
Redeemed              -   EQUI-VEST Contracts ...................................  4,413         -
                          Momentum Contracts ....................................     90        55
                          Momentum Plus Contracts 135 BP ........................     76       174
                          Momentum Plus Contracts 100 BP ........................      3         7
                          Momentum Plus Contracts 90 BP .........................      -         1
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  1,433     2,540
                          EQUI-VEST Contracts Series 500 145 BP .................      1         1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    140         2
                          EQUI-VEST Contracts Series 600 90 BP ..................     26        15
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      9         1

EQ/EVERGREEN FOUNDATION
-----------------------
Issued                -   EQUI-VEST Contracts ...................................     24         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      8         1
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      3         -

Redeemed              -   EQUI-VEST Contracts ...................................     11         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      7         -
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      -         -
EQ/EVERGREEN
------------
Issued                -   EQUI-VEST Contracts ...................................     19         -
                          Momentum Contracts ....................................      -         -
                          Momentum Plus Contracts 135 BP ........................      -         -
                          Momentum Plus Contracts 100 BP ........................      -         -
                          Momentum Plus Contracts 90 BP .........................      -         -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........      1        10
                          EQUI-VEST Contracts Series 500 145 BP .................      -         -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      3         -
                          EQUI-VEST Contracts Series 600 90 BP ..................      -         -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         -

                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                   2000      1999
                                                                                   ----      ----
                                                                                   (IN THOUSANDS)
EQ/EVERGREEN (CONCLUDED)
------------------------
Redeemed              -   EQUI-VEST Contracts ...................................    8        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    -        5
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    -        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/JANUS LARGE CAP GROWTH
-------------------------
Issued                -   EQUI-VEST Contracts ...................................  132        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   51        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   13        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        -

Redeemed              -   EQUI-VEST Contracts ...................................   11        -
                          Momentum Contracts ....................................    -        -
                          Momentum Plus Contracts 135 BP ........................    -        -
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5        -
                          EQUI-VEST Contracts Series 500 145 BP .................    -        -
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    1        -
                          EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM BALANCED
------------------
Issued                -   EQUI-VEST Contracts ...................................  209        -
                          Momentum Contracts ....................................    2        2
                          Momentum Plus Contracts 135 BP ........................    7        6
                          Momentum Plus Contracts 100 BP ........................    -        -
                          Momentum Plus Contracts 90 BP .........................    -        -
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   59      163
                          EQUI-VEST Contracts Series 500 145 BP .................    -        1
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   28        3
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    5        -

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                       YEARS ENDED DECEMBER 31,
                                                                       -----------------------
                                                                           2000      1999
                                                                           ----      ----
                                                                           (IN THOUSANDS)
EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed       -   EQUI-VEST Contracts ...................................  444        -
                   Momentum Contracts ....................................    1        -
                   Momentum Plus Contracts 135 BP ........................    3        2
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  111       94
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   21        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    -        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM GROWTH & INCOME VALUE
--------------------------------
Issued         -   EQUI-VEST Contracts ...................................  128        -
                   Momentum Contracts ....................................    4        3
                   Momentum Plus Contracts 135 BP ........................   10       13
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........   31      262
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........   19        3
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        2
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    6        -

Redeemed       -   EQUI-VEST Contracts ...................................  583        -
                   Momentum Contracts ....................................    3        -
                   Momentum Plus Contracts 135 BP ........................    4        3
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -
                   EQUI-VEST Contracts Series 300 & 400 134 BP ...........  297      195
                   EQUI-VEST Contracts Series 500 145 BP .................    -        -
                   EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5        -
                   EQUI-VEST Contracts Series 600 90 BP ..................    1        -
                   EQUI-VEST Express Contracts Series 700 95 BP ..........    -        -

EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         -   Momentum Contracts ....................................    8        1
                   Momentum Plus Contracts 135 BP ........................    4        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

Redeemed       -   Momentum Contracts ....................................    2        -
                   Momentum Plus Contracts 135 BP ........................    1        -
                   Momentum Plus Contracts 100 BP ........................    -        -
                   Momentum Plus Contracts 90 BP .........................    -        -

                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   -----
                                                                                  (IN THOUSANDS)
EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued               --   Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    3       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................    1       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

FI MID CAP
----------
Issued               --   EQUI-VEST Contracts ...................................   68       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   30       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    9       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    7       --

Redeemed             --   EQUI-VEST Contracts ...................................    7       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    5       --
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   --       --
                          EQUI-VEST Contracts Series 600 90 BP ..................   --       --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

FI SMALL/MID CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................  202       --
                          Momentum Contracts ....................................    4        4
                          Momentum Plus Contracts 135 BP ........................   11       10
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   48      273
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   17        1
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   12        1

                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (CONTINUED)


                                                                             YEARS ENDED DECEMBER 31,
                                                                             ------------------------
                                                                                   2000     1999
                                                                                  ------   ------
                                                                                  (IN THOUSANDS)
FI SMALL/MID CAP VALUE (CONCLUDED)
----------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  663       --
                          Momentum Contracts ....................................    2        1
                          Momentum Plus Contracts 135 BP ........................    6        5
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........  321      410
                          EQUI-VEST Contracts Series 500 145 BP .................   --        3
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    5       --
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   --       --

LAZARD LARGE CAP VALUE
----------------------
Issued               --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   EQUI-VEST Contracts ...................................   --       --
                          Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

LAZARD SMALL CAP VALUE
----------------------
Issued               --   Momentum Contracts ....................................    1       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

Redeemed             --   Momentum Contracts ....................................   --       --
                          Momentum Plus Contracts 135 BP ........................   --       --
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --

MERCURY BASIC VALUE EQUITY
--------------------------
Issued               --   EQUI-VEST Contracts ...................................  221       --
                          Momentum Contracts ....................................    6        6
                          Momentum Plus Contracts 135 BP ........................   18       20
                          Momentum Plus Contracts 100 BP ........................   --       --
                          Momentum Plus Contracts 90 BP .........................   --       --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........   52      451
                          EQUI-VEST Contracts Series 500 145 BP .................   --       --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........   42        7
                          EQUI-VEST Contracts Series 600 90 BP ..................    1        3
                          EQUI-VEST Express Contracts Series 700 95 BP ..........   29        5

                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MERCURY BASIC VALUE EQUITY (CONCLUDED)
--------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    470         --
                          Momentum Contracts ....................................      3          3
                          Momentum Plus Contracts 135 BP ........................      8          7
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    212        278
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      8         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      2         --

MERCURY WORLD STRATEGY
----------------------
Issued               --   EQUI-VEST Contracts ...................................    114         --
                          Momentum Contracts ....................................     --          1
                          Momentum Plus Contracts 135 BP ........................      2          1
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     51        165
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      6          1
                          EQUI-VEST Contracts Series 600 90 BP ..................     --          1
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      5         --

Redeemed             --   EQUI-VEST Contracts ...................................    142         --
                          Momentum Contracts ....................................     --         --
                          Momentum Plus Contracts 135 BP ........................      1         --
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     17        161
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      1         --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --         --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --         --

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued               --   EQUI-VEST Contracts ...................................  2,892         --
                          Momentum Contracts ....................................     45         33
                          Momentum Plus Contracts 135 BP ........................    138        111
                          Momentum Plus Contracts 100 BP ........................     --          1
                          Momentum Plus Contracts 90 BP .........................      1         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    344      2,613
                          EQUI-VEST Contracts Series 500 145 BP .................      3          4
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........    284         37
                          EQUI-VEST Contracts Series 600 90 BP ..................     15         11
                          EQUI-VEST Express Contracts Series 700 95 BP ..........    172         17

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                              YEARS ENDED DECEMBER 31,
                                                                              ------------------------
                                                                                    2000      1999
                                                                                  -------   --------
                                                                                    (IN THOUSANDS)
MFS EMERGING GROWTH COMPANIES (CONCLUDED)
-----------------------------------------
Redeemed             --   EQUI-VEST Contracts ...................................  2,597        --
                          Momentum Contracts ....................................     19         5
                          Momentum Plus Contracts 135 BP ........................     14        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    654     1,276
                          EQUI-VEST Contracts Series 500 145 BP .................      1        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     32         2
                          EQUI-VEST Contracts Series 600 90 BP ..................      5         4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      8        --
MFS GROWTH WITH INCOME
----------------------
Issued               --   EQUI-VEST Contracts ...................................     68        --
                          Momentum Contracts ....................................      1        --
                          Momentum Plus Contracts 135 BP ........................      1        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     16        19
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     16         3
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     12         1

Redeemed             --   EQUI-VEST Contracts ...................................     19        --
                          Momentum Contracts ....................................     --        --
                          Momentum Plus Contracts 135 BP ........................     --        --
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     14         1
                          EQUI-VEST Contracts Series 500 145 BP .................     --        --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........      2        --
                          EQUI-VEST Contracts Series 600 90 BP ..................     --        --
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     --        --
MFS RESEARCH
------------
Issued               --   EQUI-VEST Contracts ...................................    523        --
                          Momentum Contracts ....................................     10         7
                          Momentum Plus Contracts 135 BP ........................     29        31
                          Momentum Plus Contracts 100 BP ........................     --        --
                          Momentum Plus Contracts 90 BP .........................     --        --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    221       706
                          EQUI-VEST Contracts Series 500 145 BP .................      1         2
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     92         6
                          EQUI-VEST Contracts Series 600 90 BP ..................      2         6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     54         3

                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Continued)


                                                                               YEARS ENDED DECEMBER 31,
                                                                               ------------------------
                                                                                    2000       1999
                                                                                  --------   --------
                                                                                    (IN THOUSANDS)
MFS RESEARCH (CONCLUDED)
------------------------
Redeemed             --   EQUI-VEST Contracts ...................................    695         --
                          Momentum Contracts ....................................      7          3
                          Momentum Plus Contracts 135 BP ........................      9          8
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    249        466
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     14         --
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      1         --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued               --   EQUI-VEST Contracts ...................................  3,837         --
                          Momentum Contracts ....................................     19          7
                          Momentum Plus Contracts 135 BP ........................     28         14
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    636      3,334
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     52          7
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          4
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     90          1

Redeemed             --   EQUI-VEST Contracts ...................................  3,669         --
                          Momentum Contracts ....................................      9          1
                          Momentum Plus Contracts 135 BP ........................     12          4
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........    468      2,961
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     15          2
                          EQUI-VEST Contracts Series 600 90 BP ..................      3          2
                          EQUI-VEST Express Contracts Series 700 95 BP ..........     63         --

T. ROWE PRICE EQUITY INCOME
---------------------------
Issued               --   EQUI-VEST Contracts ...................................    268         --
                          Momentum Contracts ....................................      4          5
                          Momentum Plus Contracts 135 BP ........................     15         24
                          Momentum Plus Contracts 100 BP ........................     --         --
                          Momentum Plus Contracts 90 BP .........................     --         --
                          EQUI-VEST Contracts Series 300 & 400 134 BP ...........     61        368
                          EQUI-VEST Contracts Series 500 145 BP .................     --         --
                          EQUI-VEST Contracts Series 600 & 800 120 BP ...........     22          3
                          EQUI-VEST Contracts Series 600 90 BP ..................      1          6
                          EQUI-VEST Express Contracts Series 700 95 BP ..........      7          2

                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


4. Contributions, Payments, Transfers and Charges (Concluded)


                                                                          YEARS ENDED DECEMBER 31,
                                                                          ------------------------
                                                                              2000      1999
                                                                            -------   --------
                                                                              (IN THOUSANDS)
T. ROWE PRICE EQUITY INCOME (CONCLUDED)
---------------------------------------
Redeemed       --   EQUI-VEST Contracts ...................................  1,097        --
                    Momentum Contracts ....................................      3         1
                    Momentum Plus Contracts 135 BP ........................      2         3
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    521       366
                    EQUI-VEST Contracts Series 500 145 BP .................     --        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     13        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      2         1
                    EQUI-VEST Express Contracts Series 700 95 BP ..........      1        --

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued         --   EQUI-VEST Contracts ...................................  1,230        --
                    Momentum Contracts ....................................      9         4
                    Momentum Plus Contracts 135 BP ........................     17        17
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    633     1,050
                    EQUI-VEST Contracts Series 500 145 BP .................     10         1
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     69         4
                    EQUI-VEST Contracts Series 600 90 BP ..................      3         3
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     52         3

Redeemed       --   EQUI-VEST Contracts ...................................  1,467        --
                    Momentum Contracts ....................................      4        --
                    Momentum Plus Contracts 135 BP ........................      5         6
                    Momentum Plus Contracts 100 BP ........................     --        --
                    Momentum Plus Contracts 90 BP .........................     --        --
                    EQUI-VEST Contracts Series 300 & 400 134 BP ...........    289       956
                    EQUI-VEST Contracts Series 500 145 BP .................     10        --
                    EQUI-VEST Contracts Series 600 & 800 120 BP ...........     30        --
                    EQUI-VEST Contracts Series 600 90 BP ..................      1        --
                    EQUI-VEST Express Contracts Series 700 95 BP ..........     12        --


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets

Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

Listed below are components of net ASSETS:



                                                     ALLIANCE        ALLIANCE
                                                      COMMON       CONSERVATIVE     ALLIANCE
                                                       STOCK         INVESTORS       GLOBAL
                                                 --------------- --------------  --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $5,321,522,200    $37,904,200   $384,274,170
Net assets attributable to Old Contracts in
 accumulation period ...........................      89,293,073             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............      28,570,072             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     169,160,145             --     30,175,166
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     219,286,762     10,528,333     53,968,899
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       1,922,836            580        332,908
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,886,999             --        690,856
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,651,111,756     85,058,835    358,694,897
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       2,585,673         34,467        272,010
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      75,549,815      7,778,646     19,457,374
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      24,721,107        477,597      1,647,915
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      27,872,376      3,652,005     10,507,006
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................      39,945,828      1,490,762      1,442,817
                                                  --------------   ------------   ------------
                                                  $7,653,428,641   $150,172,914   $861,464,018
                                                  ==============   ============   ============



                                                      ALLIANCE          ALLIANCE         ALLIANCE
                                                       GROWTH            GROWTH            HIGH
                                                     AND INCOME        INVESTORS          YIELD
                                                  --------------   ----------------  ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............   $ 439,502,738     $ 431,288,125    $ 42,988,195
Net assets attributable to Old Contracts in
 accumulation period ...........................              --                --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --                --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      30,320,152        33,737,968       4,063,663
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      49,199,311        70,484,711       9,079,715
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         427,113           777,358          16,788
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         504,054           464,553              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     462,455,301       472,736,159      60,488,233
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         643,668           346,386          60,235
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      33,815,267        25,958,881       2,147,972
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       2,062,525         2,625,852         371,691
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................      16,253,162        10,469,253       2,059,598
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       5,901,119         4,336,751         554,518
                                                  --------------    --------------    ------------
                                                  $1,041,084,410    $1,053,225,997    $121,830,609
                                                  ==============    ==============    ============


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (Continued)


                                                         ALLIANCE
                                                       INTERMEDIATE          ALLIANCE
                                                  GOVERNMENT SECURITIES   INTERNATIONAL
                                                 ----------------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............       $16,113,818         $ 69,904,228
Net assets attributable to Old Contracts in
 accumulation period ...........................                --                  --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............         2,580,427                  --
Net assets attributable to Momentum
 Contracts in accumulation period ..............         1,603,064           4,759,008
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........         4,365,732           8,375,780
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........             1,023             101,264
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........                --             210,854
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................        25,507,395          55,075,241
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................            25,402              86,221
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................         1,727,587           3,407,493
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           311,147             394,951
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................         1,128,968           3,145,860
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            41,241             730,423
                                                       -----------        ------------
                                                       $53,405,804        $146,191,322
                                                       ===========        ============



                                                     ALLIANCE       ALLIANCE      ALLIANCE       CALVERT
                                                      MONEY         QUALITY       SMALL CAP     SOCIALLY
                                                      MARKET          BOND         GROWTH      RESPONSIBLE
                                                 --------------- ------------- -------------- ------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,339,051    $31,456,532   $193,905,526   $1,533,730
Net assets attributable to Old Contracts in
 accumulation period ...........................     3,942,144             --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............    12,776,862      2,055,320      8,442,210       13,952
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........    30,224,802      5,387,919      8,113,558        7,067
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........       306,423         14,304         23,952           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --        172,215           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    38,791,339     46,874,939    124,953,235           --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         8,736         31,405        247,511           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     6,315,082      2,957,180     12,100,972        1,006
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       311,220        220,897      1,486,703       28,747
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    14,808,229      2,880,698      9,253,023           --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       828,297        483,154        634,962           --
                                                  ------------    -----------   ------------   ----------
                                                  $156,652,185    $92,362,347   $359,333,867   $1,584,502
                                                  ============    ===========   ============   ==========


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                     CAPITAL        CAPITAL      CAPITAL
                                                     GUARDIAN      GUARDIAN      GUARDIAN
                                                  INTERNATIONAL    RESEARCH    U.S. EQUITY
                                                 --------------- ------------ -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............     $     --     $2,886,621   $2,092,888
Net assets attributable to Old Contracts in
 accumulation period ...........................           --             --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --             --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       48,750         95,405       15,020
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       52,291         63,478        5,258
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --             --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --             --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................           --      1,969,815    1,403,619
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................           --          3,285           --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................           --        963,483    1,141,170
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................           --             --           --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................           --        404,750      309,027
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --             --           --
                                                     --------     ----------   ----------
                                                     $101,041     $6,386,835   $4,966,982
                                                     ========     ==========   ==========



                                                                    EQ/ALLIANCE
                                                   EQ/AGGRESSIVE      PREMIER      EQ/ALLIANCE
                                                       STOCK          GROWTH        TECHNOLOGY
                                                 ---------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $1,645,175,711   $142,542,991   $ 55,316,865
Net assets attributable to Old Contracts in
 accumulation period ...........................              --             --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --             --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      92,999,128      3,866,874      1,146,086
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     114,730,888      2,172,830        650,561
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         357,129         13,404             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........         974,511         94,642             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     423,248,722    100,684,829     31,435,390
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................         385,147        124,512         38,414
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................       6,470,035     32,827,214      8,447,749
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      11,533,596        560,497        329,694
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       2,690,920     22,750,202      6,099,851
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       4,438,536             --             --
                                                  --------------   ------------   ------------
                                                  $2,303,004,323   $305,637,994   $103,464,610
                                                  ==============   ============   ============


                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                 EQ/AXP
                                                  EQ/AXP NEW    STRATEGY          EQ/
                                                  DIMENSIONS   AGGRESSIVE      BALANCED
                                                 ------------ ------------ ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $2,337,053   $2,804,801   $1,043,119,617
Net assets attributable to Old Contracts in
 accumulation period ...........................          --           --               --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............          --           --               --
Net assets attributable to Momentum
 Contracts in accumulation period ..............          --           --       36,931,393
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........          --           14       43,705,383
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........          --           --           17,328
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........          --           --          266,540
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   1,078,079      579,394      150,840,638
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................          --           --          262,777
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     143,453       99,119       11,647,574
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      20,126       15,870        7,744,066
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     167,075      334,873        3,654,814
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................          --           --        1,139,746
                                                  ----------   ----------   --------------
                                                  $3,745,786   $3,834,072   $1,299,329,876
                                                  ==========   ==========   ==============



                                                         EQ
                                                     EQUITY500                     EQ/EVERGREEN
                                                       INDEX        EQ/EVERGREEN    FOUNDATION
                                                 ----------------- -------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $  658,499,126      $1,196,281   $1,169,591
Net assets attributable to Old Contracts in
 accumulation period ...........................              --              --           --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............              --              --           --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      46,781,674          25,701       12,916
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      72,663,803          17,948        2,029
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........         565,323              --           --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       1,023,022              --           --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................     590,474,613         485,439      396,291
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       1,126,322           1,740          507
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................      28,236,673         305,707      220,473
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       6,148,646             147       12,234
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................       7,561,525          74,326      274,400
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................       6,494,912              --           --
                                                  --------------     ----------    ----------
                                                  $1,419,575,639     $2,107,289    $2,088,441
                                                  ==============     ==========    ==========


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                  EQ/JANUS
                                                 LARGE CAP     EQ/PUTNAM
                                                   GROWTH       BALANCED
                                               ------------- -------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $10,107,746   $18,273,370
Net assets attributable to Old Contracts in
 accumulation period .........................          --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............      29,468       431,517
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......      33,539       898,627
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................   3,834,026    18,758,862
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................       4,447        79,079
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,041,624     1,076,770
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................      29,945       100,130
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................   1,017,156       543,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --            --
                                               -----------   -----------
                                               $16,097,951   $40,162,332
                                               ===========   ===========



                                                 EQ/PUTNAM
                                                   GROWTH       EQ/PUTNAM     EQ/PUTNAM
                                                  & INCOME    INTERNATIONAL   INVESTORS
                                                   VALUE          EQUITY       GROWTH     FI MID CAP
                                               ------------- --------------- ---------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ............. $34,266,886      $       --   $     --   $ 6,146,076
Net assets attributable to Old Contracts in
 accumulation period .........................          --              --         --            --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ............          --              --         --            --
Net assets attributable to Momentum
 Contracts in accumulation period ............     449,495         855,921    206,471        45,860
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period......   1,648,599         413,812    219,230        26,808
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period......          --           5,937         --            --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ......          --              --         --            --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period .........................  34,261,576              --         --     2,476,648
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ......................................     138,811              --         --         3,834
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period .........................   1,776,410              --         --       880,502
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ......................................     184,107              --         --           808
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period .........................     586,727              --         --       688,784
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ......................................          --              --         --            --
                                               -----------      ---------    --------   -----------
                                               $73,312,611      $1,275,670   $425,701   $10,269,320
                                               ===========      ==========   ========   ===========


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (CONTINUED)


                                                                   LAZARD
                                                  FI SMALL/MID   LARGE CAP       LAZARD
                                                    CAP VALUE      VALUE     SMALL CAP VALUE
                                                 -------------- ----------- ----------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $35,044,250    $     --       $     --
Net assets attributable to Old Contracts in
 accumulation period ...........................           --          --             --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --          --             --
Net assets attributable to Momentum
 Contracts in accumulation period ..............      526,361      43,826         73,306
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........      941,717      40,103         45,693
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --          --             --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........           --          --             --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................   33,576,738          --             --
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       66,159          --             --
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,179,040          --             --
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................      296,516          --             --
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,437,251          --             --
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --          --             --
                                                   ----------      ------         ------
                                                  $73,068,032     $83,929       $118,999
                                                  ===========     =======       ========



                                                     MERCURY
                                                      BASIC          MERCURY      MFS EMERGING
                                                      VALUE           WORLD          GROWTH
                                                      EQUITY        STRATEGY       COMPANIES
                                                 --------------- -------------- ---------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 48,766,805    $ 5,511,543    $475,330,211
Net assets attributable to Old Contracts in
 accumulation period ...........................            --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............            --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............     1,426,367        124,757      13,005,041
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........     2,245,471        227,412      20,965,816
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........            --             --         100,977
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........            --             --         190,281
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    55,526,028      5,291,673     346,686,503
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................       157,877         12,387       1,215,315
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................     5,230,297        558,565      40,991,674
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................       233,587         49,837       2,237,083
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................     3,388,730        493,331      22,981,683
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................            --             --              --
                                                    ----------      ---------     -----------
                                                  $116,975,162    $12,269,505    $923,704,584
                                                  ============    ===========    ============


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Net Assets (Concluded)


                                                                                    MORGAN
                                                                                   STANLEY        T. ROWE         T. ROWE
                                                   MFS GROWTH                      EMERGING        PRICE           PRICE
                                                      WITH            MFS          MARKETS         EQUITY      INTERNATIONAL
                                                     INCOME         RESEARCH        EQUITY         INCOME          STOCK
                                                 ------------- --------------- ------------- --------------- --------------
Net assets attributable to EQUI-VEST
Contracts in accumulation period ...............  $ 3,806,392    $ 96,948,656   $ 36,486,274   $ 62,616,548    $ 51,334,148
Net assets attributable to Old Contracts in
 accumulation period ...........................           --              --             --             --              --
Net assets attributable to EQUIPLAN
 Contracts in accumulation period ..............           --              --             --             --              --
Net assets attributable to Momentum
 Contracts in accumulation period ..............       68,667       1,795,956      1,124,768        824,023         945,730
Net assets attributable to Momentum Plus
 Contracts 135 BP in accumulation period........       90,029       4,000,363      1,668,350      2,444,923       1,874,272
Net assets attributable to Momentum Plus
 Contracts 100 BP in accumulation period........           --              --          6,296             --              --
Net assets attributable to Momentum Plus
 Contracts 90 BP in accumulation period ........       29,913              --             --             --              --
Net assets attributable to EQUI-VEST Series
 300 & 400 Contracts 134 BP in
 accumulation period ...........................    3,141,294     104,233,057     23,978,565     59,704,919      48,194,687
Net assets attributable to EQUI-VEST Series
 500 Contracts 145 BP in accumulation
 period ........................................        3,643         387,016         75,916         83,121         109,287
Net assets attributable to EQUI-VEST Series
 600 & 800 Contracts 120 BP in
 accumulation period ...........................    1,702,914       9,462,342      3,918,083      1,421,694       4,152,716
Net assets attributable to EQUI-VEST Series
 600 Contracts 90 BP in accumulation
 period ........................................        2,544         682,249        251,498        441,548         409,849
Net assets attributable to EQUI-VEST
 Express Series 700 Contracts 95 BP in
 accumulation period ...........................    1,268,658       6,104,699      2,499,197        909,070       4,320,977
Net assets attributable to actuarial reserves,
 financial reserves, and other contract
 liabilities attributable to Contracts in
 payout ........................................           --              --             --             --              --
                                                    ---------     -----------     ----------     ----------      ----------
                                                  $10,114,054    $223,614,338    $70,008,947   $128,445,846    $111,341,666
                                                  ===========    ============    ===========   ============    ============


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000

6. Amounts retained by Equitable Life in Separate Account A

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:


                                                         YEARS ENDED DECEMBER 31,
                                                    -----------------------------------
            VARIABLE INVESTMENT OPTION                     2000              1999
            --------------------------              ----------------- -----------------
Alliance Common Stock ...........................      (130,360,591)     (121,476,252)
Alliance Conservative Investors .................        (2,369,370)       (1,736,098)
Alliance Global .................................       (13,355,009)      (10,920,548)
Alliance Growth and Income ......................       (12,766,341)      (10,200,561)
Alliance Growth Investors .......................       (14,628,985)      (12,883,156)
Alliance High Yield .............................        (1,844,834)       (2,404,593)
Alliance Intermediate Government Securities .....          (630,337)         (802,521)
Alliance International ..........................        (2,330,256)       (1,660,381)
Alliance Money Market ...........................        (4,464,058)       (1,547,729)
Alliance Quality Bond ...........................          (669,083)       (1,005,712)
Alliance Small Cap Growth .......................        (5,017,072)       (1,178,363)
Calvert Socially Responsible ....................           (12,464)        1,999,222
Capital Guardian International (1) ..............           (24,823)               --
Capital Guardian Research .......................           (39,248)           23,701
Capital Guardian U.S. Equity ....................           (33,918)           22,190
EQ/Aggressive Stock .............................       (37,107,017)      (39,082,247)
EQ/Alliance Premier Growth ......................        (3,308,631)         (189,943)
EQ/Alliance Technology (1) ......................          (200,180)               --
EQ/AXP New Dimensions (2) .......................           494,271                --
EQ/AXP Strategy Aggressive (2) ..................           494,551                --
EQ/Balanced .....................................       (20,680,487)      (19,614,445)
EQ Equity 500 Index .............................       (21,151,877)      (19,773,678)
EQ/Evergreen ....................................           (20,113)           24,040
EQ/Evergreen Foundation .........................           (12,508)           24,827
EQ/Janus Large Cap Growth (2) ...................           474,835                --
EQ/Putnam Balanced ..............................          (526,780)         (613,248)
EQ/Putnam Growth & Income Value .................          (974,926)       (1,248,568)
EQ/Putnam International Equity ..................           (13,571)               --
EQ/Putnam Investors Growth ......................            (5,186)               --
FI Mid Cap (2) ..................................           486,910                --
FI Small/Mid Cap Value ..........................          (899,478)       (1,075,981)
Lazard Large Cap Value ..........................              (742)               --
Lazard Small Cap Value ..........................              (767)               --
Mercury Basic Value Equity ......................        (1,391,990)       (1,054,765)
Mercury World Strategy ..........................        (2,074,134)         (134,654)
MFS Emerging Growth Companies ...................       (13,711,416)       (4,742,770)
MFS Growth with Income ..........................           (76,661)           21,065
MFS Research ....................................        (2,807,642)       (1,891,032)
Morgan Stanley Emerging Markets Equity ..........        (1,647,600)       (3,733,004)
T. Rowe Price Equity Income .....................        (1,668,600)       (2,027,611)
T. Rowe Price International Stock ...............        (1,614,648)       (1,126,238)

----------
(1) Commenced operations May 2, 2000.
(2) Commenced operations September 5, 2000.

                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
----------------------------------------------
Unit value, beginning of period ..............   $ 506.59     $ 407.19     $ 316.64     $ 246.57
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 433.23     $ 506.59     $ 407.19     $ 316.64
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        206          231          264          307
                                                 ========     ========     ========     ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 399.74     $ 323.75     $ 253.68     $ 199.05
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 339.28     $ 399.74     $ 323.75     $ 253.68
                                                 ========     ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     15,685       16,705       17,231       17,386
                                                 ========     ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................        499          553          591          519
                                                 ========     ========     ========     ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 548.74     $ 441.07     $ 342.99     $ 267.08
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 469.28     $ 548.74     $ 441.07     $ 342.99
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         61           66           70           85
                                                 ========     ========     ========     ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 326.31     $ 264.22     $ 207.00     $ 162.39
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 276.76     $ 326.32     $ 264.22     $ 207.00
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        792        1,032        1,133        1,192
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 255.67     $ 206.28     $ 161.04     $ 125.89
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 217.61     $ 255.67     $ 206.28     $ 161.04
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9           16           40           37
                                                 ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                         YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 199.66     $ 151.67     $ 155.96     $ 125.72     $ 122.56    $  89.56
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 246.57     $ 199.66     $ 151.67     $ 155.96     $ 125.72    $ 122.56
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................        345          387          438          467          525         598
                                                 ========     ========     ========     ========     ========    ========

EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $ 162.42     $ 124.32     $ 128.81     $ 104.63     $ 102.76    $  75.67
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 199.05     $ 162.42     $ 124.32     $ 128.81     $ 104.63    $ 102.76
                                                 ========     ========     ========     ========     ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     16,933       16,292       15,749       13,917       11,841      10,292
                                                 ========     ========     ========     ========     ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        403          270          120           --           --          --
                                                 ========     ========     ========     ========     ========    ========

EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 216.27     $ 164.29     $ 168.93     $ 136.10     $ 132.67    $  96.95
                                                 ========     ========     ========     ========     ========    ========
Unit value, end of period ....................   $ 267.08     $ 216.27     $ 164.29     $ 168.93     $ 136.10    $ 132.67
                                                 ========     ========     ========     ========     ========    ========
Number of units outstanding, end of period
 (000's) .....................................         96          108          119          124          135         144
                                                 ========     ========     ========     ========     ========    ========

MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 132.47     $ 101.38     $ 105.01     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.39     $ 132.47     $ 101.38     $ 105.01
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,039          706          330           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.89
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        140
                                                 ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ -----------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 236.14     $ 190.33     $ 148.44     $ 115.92
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 201.19     $ 236.14     $ 190.33     $ 148.44
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            8            7            5
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 312.31     $ 252.88     $ 198.12     $ 155.42
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 264.88     $ 312.31     $ 252.88     $ 198.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      6,233        6,502        5,808        4,765
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.91     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.53     $ 126.91     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         24           19            5
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.92     $ 102.87     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.54     $ 126.92     $ 102.87
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        702          105           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 130.14     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.60     $ 130.14
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        224          233
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                  1996         1995        1994         1993       1992       1991
                                               ------------ ------------ ------------ ---------   -------  ---------
ALLIANCE COMMON STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.78    $  97.03     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 155.42    $ 126.78     $  97.03
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,457       1,989          948
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------
                                                2000         1999         1998       1997
                                           ------------ ------------ ------------ ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 111.02     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.30     $ 111.02
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        296           25
                                             ========     ========
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         20           22           24           22
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 156.79     $ 144.30     $ 128.45     $ 114.99
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 160.10     $ 156.79     $ 144.30     $ 128.45
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66          100          121          125
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 150.86     $ 138.35     $ 122.71     $ 109.47
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 154.59     $ 150.86     $ 138.35     $ 122.71
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            4            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.92     $ 147.17     $ 130.98     $ 117.25
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 163.32     $ 159.92     $ 147.17     $ 130.98
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        752          752          661          553
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                               1996         1995         1994         1993           1992       1991
                                            ------------ ------------ ------------ ------------   ----------  ---------
ALLIANCE COMMON STOCK -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE CONSERVATIVE INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18          11            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.81    $  93.29     $  98.60     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 114.99    $ 110.81     $  93.29     $  98.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        136         129           92           10
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 109.47
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.97    $  95.10     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 117.25    $ 112.97     $  95.10
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        567         491          325
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------
                                                 2000         1999         1998         1997
                                             ------------ ------------ ------------ ------------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 111.52     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.76     $ 111.52     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 111.53     $ 102.74     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 113.77     $ 111.53     $ 102.74
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         68            6           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 112.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 115.46     $ 112.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.41     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.78     $ 104.41
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            4
                                             ========     ========
ALLIANCE GLOBAL --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        151          156          156          147
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                            YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                                 1996         1995         1994         1993     1992    1991
                                             ------------ ------------ ------------ ---------- -------  ------
ALLIANCE CONSERVATIVE INVESTORS -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.06     $ 104.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 138.00     $ 122.06     $ 104.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        116           62           16
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
----------------------------------------------
Unit value, beginning of period ..............   $ 253.89     $ 185.78     $ 154.12     $ 140.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.73     $ 253.89     $ 185.78     $ 154.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        265          353          408          464
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 212.51     $ 154.96     $ 128.51     $ 116.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 171.13     $ 212.51     $ 154.96     $ 128.51
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3           11           12
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 202.36     $ 147.40     $ 122.12     $ 110.47
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.12     $ 202.36     $ 147.40     $ 122.12
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            3            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 249.43     $ 182.50     $ 151.87     $ 138.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 200.17     $ 249.43     $ 182.50     $ 151.87
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,712        3,509        3,395        3,369
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.30     $  98.37     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.66     $ 134.30     $  98.37
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------------
                                                   1996         1995         1994         1993         1992         1991
                                               ------------ ------------ ------------ ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.30     $ 106.04     $ 102.14     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 140.51     $ 124.30     $ 106.04     $ 102.14
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        459          391          223            8
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 116.37
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.06     $ 104.12     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 138.00     $ 122.06     $ 104.12
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,995        2,121        1,305
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 134.29    $  98.37     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 107.66    $ 134.29     $  98.37
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        181          20           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 112.39    $ 139.76
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         15          13
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 119.52    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  96.06    $ 119.52
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................        109           9
                                             ========    ========
ALLIANCE GROWTH AND INCOME --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.31    $ 213.81     $ 179.30     $ 143.37
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.09    $ 250.31     $ 213.81     $ 179.30
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        113         109           96           69
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 250.67    $ 214.14     $ 179.60     $ 143.63
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 269.45    $ 250.67     $ 214.14     $ 179.60
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        183         217          209          183
                                             ========    ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                      YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------- -----------------
                                                 1996         1995         1994         1993         1992         1991
                                             ----------  -----------  -----------  ------------ ------------ -----------
ALLIANCE GLOBAL -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS 90
B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH AND INCOME --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.02    $  98.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.37    $ 121.02     $  98.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         41          17            4
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.25    $  99.06     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 143.63    $ 121.25     $  99.06
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        121          67            9
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 218.04     $ 185.60     $ 155.11     $ 123.61
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 235.21     $ 218.04     $ 185.60     $ 155.11
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            3            6            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 204.92     $ 174.26     $ 145.48     $ 115.81
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 221.27     $ 204.92     $ 174.26     $ 145.48
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 250.31     $ 213.81     $ 179.30     $ 143.37
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 269.09     $ 250.31     $ 213.81     $ 179.30
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,352        3,095        2,475        1,800
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.13     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.00     $ 120.13     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.14     $ 102.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 129.01     $ 120.14     $ 102.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        262           37           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------
                                                   1996         1995        1994      1993   1992   1991
                                               ------------ ----------- ------------ ------ ------ -----
ALLIANCE GROWTH AND INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 123.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          3
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 121.02    $  98.86     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 143.37    $ 121.02     $  98.86
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        975         498          210
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 122.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 131.71     $ 122.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         16           14
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.87     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.81     $ 103.87
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        145           14
                                             ========     ========
ALLIANCE GROWTH INVESTORS --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        162          165          159          147
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 228.14     $ 182.69     $ 155.46     $ 134.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 209.98     $ 228.14     $ 182.69     $ 155.46
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        336          427          509          553
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.83     $ 159.46     $ 135.20     $ 116.95
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 184.57     $ 199.83     $ 159.46     $ 135.20
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            6           15           14
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                               YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993     1992       1991
                                            ------------ ----------- ----------   --------- ---------  ---------
ALLIANCE GROWTH AND INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 120.08    $  96.31     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 133.40    $ 120.08     $  96.31
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        110          57           10
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.49    $  97.45     $ 101.99     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 134.95    $ 121.49     $  97.45     $ 101.99
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        508         375          188           13
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 116.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         15
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (Continued)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 187.67     $ 149.61     $ 126.72     $ 109.51
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.52     $ 187.67     $ 149.61     $ 126.72
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            2            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 225.59     $ 180.63     $ 153.69     $ 133.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 207.65     $ 225.59     $ 180.63     $ 153.69
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,354        4,231        3,962        3,704
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.16     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.92     $ 127.16     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            2            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 127.17     $ 101.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 116.93     $ 127.17     $ 101.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        222           21           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.93     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 119.83     $ 129.93
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         22           18
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                    1996         1995        1994       1993       1992       1991
                                                 ------------ ----------- -----------  ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.08    $  96.31     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 133.40    $ 120.08     $  96.31
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,325       2,113        1,023
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 112.30     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.52     $ 112.30
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        101           10
                                             ========     ========
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.43     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         32           34           37           29
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 153.05     $ 160.53     $ 171.56     $ 146.80
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 137.94     $ 153.05     $ 160.53     $ 171.56
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           82          100          110
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 134.31     $ 140.38     $ 149.49     $ 127.46
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 134.31     $ 140.38     $ 149.49
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            5            5
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 143.23     $ 150.42     $ 160.74     $ 137.53
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 129.28     $ 143.43     $ 150.42     $ 160.74
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        800          998        1,164          831
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            --------------------------------------------------------------------
                                                1996         1995        1994        1993       1992       1991
                                            ----------  ----------- ----------    ---------   ---------  ---------
ALLIANCE GROWTH INVESTORS -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE HIGH YIELD --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         18           7            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 121.10    $ 102.37     $ 106.74     $ 100.00
                                             ========    ========     ========     ========
Unit value, end of period ................   $ 146.80    $ 121.10     $ 102.37     $ 106.74
                                             ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94          70           38            1
                                             ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 127.46
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  95.88     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 137.53    $ 113.44     $  95.88
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        444         209           99
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 84.96    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 76.49    $  84.96     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         1           1           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 84.97    $  89.20     $ 100.00
                                                 =======    ========     ========
Unit value, end of period ....................   $ 78.49    $  84.97     $  89.20
                                                 =======    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        28           5           --
                                                 =======    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 85.66    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 77.34    $  85.66
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................         5           5
                                                 =======    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 99.34    $ 100.00
                                                 =======    ========
Unit value, end of period ....................   $ 89.64    $  99.34
                                                 =======    ========
Number of units outstanding, end of period
 (000's) .....................................        23           4
                                                 =======    ========
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 58.63    $  58.81     $  54.83     $ 51.34
                                                 =======    ========     ========     =======
Unit value, end of period ....................   $ 63.74    $  58.63     $  58.81     $ 54.83
                                                 =======    ========     ========     =======
Number of units outstanding, end of period
 (000's) .....................................        40          43           45          50
                                                 =======    ========     ========     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                1996           1995         1994        1993        1992       1991
                                            ----------      -----------  ----------  ----------  ---------  -----------
ALLIANCE HIGH YIELD -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --
EQUIPLAN CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00     $ 35.17
                                                 =======     =======     =======     =======     =======     =======
Unit value, end of period ....................   $ 51.34     $ 49.69     $ 44.04     $ 46.25     $ 42.04     $ 40.00
                                                 =======     =======     =======     =======     =======     =======
Number of units outstanding, end of period
 (000's) .....................................        55          50          54          58          66          74
                                                 =======     =======     =======     =======     =======     =======

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         12           14           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.52     $ 122.00     $ 114.78     $ 108.45
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 129.80     $ 120.52     $ 122.00     $ 114.78
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         34           63           76           77
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.78     $ 119.81     $ 112.32     $ 105.75
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 128.38     $ 118.78     $ 119.81     $ 112.32
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --            4            2
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.96     $ 126.48     $ 118.98     $ 112.40
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 134.60     $ 124.96     $ 126.48     $ 118.98
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        309          360          314          202
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 101.96     $ 103.32     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.70     $ 101.96     $ 103.32
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                   1996        1995         1994          1993        1992       1991
                                                ----------  -----------  ----------    ----------  ---------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONTINUED)
MOMENTUM CONTRACTS (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10           7            1
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.94    $  94.76     $ 100.44     $ 100.00
                                                 ========    ========     ========     ========
Unit value, end of period ....................   $ 108.45    $ 105.94     $  94.76     $ 100.44
                                                 ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         81          88           64            1
                                                 ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.75
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          2
                                                 ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.80    $  98.19     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 112.40    $ 109.80     $  98.19
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        146          89           32
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                            ---------------------------------------------------
                                                2000         1999         1998         1997
                                            ------------ ------------ ------------ ------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 101.97     $ 103.32     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.71     $ 101.97     $ 103.32
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         16            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 102.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.43     $ 102.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            3
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.40     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 108.29     $ 100.40
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         10            3
                                             ========     ========
ALLIANCE INTERNATIONAL --
MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.04     $ 117.72     $ 107.92     $ 112.82
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         39           37           37           32
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 159.96     $ 117.68     $ 107.89     $ 112.81
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 121.48     $ 159.96     $ 117.68     $ 107.89
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         69           84           87           85
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                 YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------
                                                 1996         1995        1994        1993          1992       1991
                                             ----------   ----------- ----------   ----------   ----------   --------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES -- (CONCLUDED)
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.82     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         19            0
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (E)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.81     $ 104.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         54            3
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (CONTINUED)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (Continued)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 161.88     $ 118.67     $ 108.42     $ 112.96
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 123.37     $ 161.88     $ 118.67     $ 108.42
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            3            4            3
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 156.65     $ 114.73     $ 104.70     $ 108.98
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 119.50     $ 156.65     $ 114.73     $ 104.70
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1          788
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 160.04     $ 117.72     $ 107.92     $ 112.83
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 121.54     $ 160.04     $ 117.72     $ 107.92
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,028          926          971          968
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.29     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.81     $ 126.29     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.30     $  93.00     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  95.90     $ 126.30     $  93.00
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         36            3           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                             YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------
                                                   1996         1995       1994    1993    1992    1991
                                               ------------ -----------  ------- ------- ------- --------
ALLIANCE INTERNATIONAL -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 112.96
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         21
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
-----------------------------------------------
Unit value, beginning of period ..............   $ 104.15     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.83     $ 104.15
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        763          141
                                                 ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------------
Unit value, beginning of period ..............   $ 131.34     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 100.03     $ 131.34
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 126.71     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.46     $ 126.71
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         33            1
                                                 ========     ========
ALLIANCE MONEY MARKET --
OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............   $  38.35     $  36.76    $  35.12    $  33.52
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  40.50     $  38.35    $  36.76    $  35.12
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         97          116         117         119
                                                 ========     ========    ========    ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............   $  31.63     $  30.55    $  29.41    $  28.28
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $  33.15     $  31.63    $  30.55    $  29.41
                                                 ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................      1,458        1,516       1,261         973
                                                 ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) .......................        385          469         367         308
                                                 ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.06     $ 120.76    $ 116.21    $ 111.75
                                                 ========     ========    ========    ========
Unit value, end of period ....................   $ 131.10     $ 125.06    $ 120.76    $ 116.21
                                                 ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        231          331         322         325
                                                 ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE INTERNATIONAL -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

ALLIANCE MONEY MARKET --

OLD CONTRACTS
-----------------------------------------------
Unit value, beginning of period ..............  $  32.00    $  30.44    $  29.43    $  28.75     $  27.92     $  26.47
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  33.52    $  32.00    $  30.44    $  29.43     $  28.75     $  27.92
                                                ========    ========    ========    ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................       129         140         147         168          204          246
                                                ========    ========    ========    ========     ========     ========
EQUI-VEST CONTRACTS (A)
-----------------------------------------------
Unit value, beginning of period ..............  $  27.22    $  26.08    $  25.41    $  25.01     $  24.48     $  23.38
                                                ========    ========    ========    ========     ========     ========
Unit value, end of period ....................  $  28.28    $  27.22    $  26.08    $  25.41     $  25.01     $  24.48
                                                ========    ========    ========    ========     ========     ========
Number of EQUI-VEST units outstanding,
 end of period (000's) .......................     1,013       1,021       1,000       1,065        1,201        1,325
                                                ========    ========    ========    ========     ========     ========
Number of Momentum units outstanding,
 end of period (000's) .......................       240         188         166          56           --           --
                                                ========    ========    ========    ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-----------------------------------------------
Unit value, beginning of period ..............  $ 107.55    $ 103.10    $ 100.47    $ 100.00
                                                ========    ========    ========    ========
Unit value, end of period ....................  $ 111.75    $ 107.55    $ 103.10    $ 100.47
                                                ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................       307         299         474          62
                                                ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 119.50     $ 114.98     $ 110.26     $ 105.65
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 125.71     $ 119.50     $ 114.98     $ 110.26
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           10           13
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 124.47     $ 120.19     $ 115.66     $ 111.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 130.47     $ 124.47     $ 120.19     $ 115.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        297          360          262          146
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.20     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.16     $ 105.20     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.21     $ 101.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 110.19     $ 105.21     $ 101.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         57           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.79     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 111.13     $ 105.79
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                   1996        1995        1994        1993        1992         1991
                                               ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 105.65
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         13
                                                 ========
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 107.04     $ 102.61     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 111.21     $ 107.04     $ 102.61
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        165           81           63
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.49     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 106.56     $ 101.49
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        139           43
                                             ========     ========
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         15           15           15           10
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 132.67     $ 137.23     $ 127.99     $ 118.87
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 145.91     $ 132.67     $ 137.23     $ 127.99
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         37           41           47           37
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 126.54     $ 117.60     $ 108.84
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 135.51     $ 122.77     $ 126.54     $ 117.60
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --            1            1
                                             ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 125.76     $ 130.07     $ 121.30     $ 112.65
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 138.33     $ 125.76     $ 130.07     $ 121.30
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        566          622          557          283
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                           ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE MONEY MARKET--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE QUALITY BOND --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          7           4            1
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 114.38    $  99.07     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 118.87    $ 114.38     $  99.07
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         28          17            3
                                             ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 108.84
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.38    $  93.87     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 112.65    $ 108.38     $  93.87
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................        196         135           53
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------
                                               2000         1999         1998       1997
                                           ------------ ------------ ----------- ---------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 100.08     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.96     $ 100.08     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.07     $ 103.62     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 110.03     $ 100.07     $ 103.62
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         27            4           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 110.65     $ 100.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  99.28     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.43     $  99.28
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         26            4
                                             ========     ========
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 149.64     $ 118.57     $ 125.55   $100.00
                                             ========     ========     ========   =======
Unit value, end of period ................   $ 168.29     $ 149.64     $ 118.57   $125.55
                                             ========     ========     ========   =======
Number of units outstanding, end of period
 (000's) .................................         50           36           27         6
                                             ========     ========     ========   =======
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991
                                            ----------- ----------- ----------- ----------- ------------ ------------
ALLIANCE QUALITY BOND -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
ALLIANCE SMALL CAP GROWTH --
MOMENTUM CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........

Unit value, end of period ................

Number of units outstanding, end of period
 (000's) .................................

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               ----------------------------------------
                                                   2000         1999          1998
                                               ------------ -----------    ------------
ALLIANCE SMALL CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.59     $ 118.55     $ 125.54
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.23     $ 149.59     $ 118.55
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         48           34           41
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.02     $ 119.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 170.42     $ 151.02     $ 119.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 151.42     $ 119.45     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 171.05     $ 151.42     $ 119.45
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1            1
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 149.64     $ 118.57     $ 125.55
                                                 ========     ========     ========
Unit value, end of period ....................   $ 168.29     $ 149.64     $ 118.57
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,895          976        1,101
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 109.59     $  86.93     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 123.11     $ 109.59     $  86.93
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------------------------
                                                   1997        1996        1995        1994        1993         1992         1991
                                                ----------- ----------- ----------- ----------- ------------ ------------  ---------
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.54
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................          8
                                                 ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 125.55
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        488
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                           ------------ ----------- ----------   ------ ------ ------ ------ ------ ------ -----
ALLIANCE SMALL CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 109.62    $  86.94     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 123.09    $ 109.62     $  86.94
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         98           2           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.37    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 124.31    $ 110.37
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         12           5
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.79    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 147.23    $ 130.79
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         63           1
                                             ========    ========
CALVERT SOCIALLY RESPONSIBLE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.58    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.06    $ 107.58
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 107.57    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 103.04    $ 107.57
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --          --
                                             ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CALVERT SOCIALLY RESPONSIBLE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 107.72     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.54     $ 107.72
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.06     $ 107.58
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           15            4
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.26     $ 107.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 107.76     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.69     $ 107.76
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                              2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                            ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN INTERNATIONAL --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.41     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.40     $ 129.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.89     $ 129.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 129.76     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.07     $ 129.76
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
CAPITAL GUARDIAN RESEARCH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.78     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.59     $ 106.78
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000         1999        1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.57     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.92     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.11     $ 106.92
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.96     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 112.26     $ 106.96
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.78     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.59     $ 106.78
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           44            8
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 106.74     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 111.42     $ 106.74
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------
                                             2000         1999       1998      1997   1996   1995   1994   1993   1992   1991
                                          ----------   ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN RESEARCH -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.84     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 111.80     $ 106.84
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            1
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.96     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.26     $ 106.96
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.94     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 112.19     $ 106.94
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4           --
                                             ========     ========
CAPITAL GUARDIAN U.S. EQUITY --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.88     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 101.64     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 103.87     $ 101.64
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------------------
                                                  2000          1999       1998      1997   1996   1995   1994   1993   1992   1991
                                                ----------    ---------   --------   ------ ------ ------ ------ ------ ------ -----
CAPITAL GUARDIAN U.S. EQUITY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 101.77     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.37     $ 101.77
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.81     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.81
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.64     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.88     $ 101.64
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           34           13
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.60     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 103.72     $ 101.60
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.69     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.08     $ 101.69
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           11            1
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 101.79     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 104.51     $ 101.79
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------
                                                 2000         1999       1998        1997
                                             ----------   ----------  ----------  ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 101.79     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.44     $ 101.79
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.59     $  89.92    $  90.75    $  82.91
                                             ========     ========    ========    ========
Unit value, end of period ................   $  90.70     $ 105.59    $  89.92    $  90.75
                                             ========     ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     18,138       20,946      25,634      28,030
                                             ========     ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................      1,025        1,207       1,401       1,437
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 199.45     $ 170.12    $ 171.96    $ 157.31
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 170.92     $ 199.45    $ 170.12    $ 171.96
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        671          878       1,098       1,220
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 160.87     $ 136.73    $ 137.72    $ 125.54
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 138.35     $ 160.87    $ 136.73    $ 137.72
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          3           10          37          35
                                             ========     ========    ========    ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........   $ 139.76     $ 118.68    $ 119.41    $ 108.74
                                             ========     ========    ========    ========
Unit value, end of period ................   $ 120.32     $ 139.76    $ 118.68    $ 119.41
                                             ========     ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................          8            8           8           7
                                             ========     ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                   YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- ------------
CAPITAL GUARDIAN U.S. EQUITY -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQ/AGGRESSIVE STOCK --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  68.73    $  52.88    $  55.68    $  48.30    $  50.51    $   27.36
                                            ========    ========    ========    ========    ========    =========
Unit value, end of period ................  $  82.91    $  68.73    $  52.88    $  55.68    $  48.30    $   50.51
                                            ========    ========    ========    ========    ========    =========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    27,945      25,821      24,787      21,496      17,986       12,962
                                            ========    ========    ========    ========    ========    =========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,281         969         620         258          --           --
                                            ========    ========    ========    ========    ========    =========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 130.50    $ 100.49    $ 105.90    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 157.31    $ 130.50    $ 100.49    $ 105.90
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................     1,070         718         350          12
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........  $ 100.00
                                            ========
Unit value, end of period ................  $ 125.54
                                            ========
Number of units outstanding, end of period
 (000's) .................................       109
                                            ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
----------------------------------------------
Unit value, beginning of period ..............   $ 189.44     $ 161.59     $ 163.33     $ 149.41
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 162.34     $ 189.44     $ 161.59     $ 163.33
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,607        2,980        3,342        3,226
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.69     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.49     $ 105.69     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          4            4            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 105.70     $  90.25     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  90.50     $ 105.70     $  90.25
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         71           17           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.50     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  91.46     $ 106.50
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................        126          127
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 112.33     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  96.42     $ 112.33
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         28            3
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                       YEARS ENDED DECEMBER 31,
                                                -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                -----------   -----------   ----------  ----------- ----------- ---------
EQ/AGGRESSIVE STOCK -- (CONCLUDED)
EQUI-VEST SERIES 300 AND 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.95    $  95.45     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 149.41    $ 123.95     $  95.45
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................      2,468       1,310          664
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH --
MOMENTUM CONTRACTS (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           41           13
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.68     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           23            6
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.51     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.14     $ 116.51
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.55     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  94.27     $ 116.55
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            1           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 116.36     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  93.70     $ 116.36
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................        2,596          887
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                               2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/ALLIANCE PREMIER GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 116.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.56     $ 116.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.42     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.88     $ 116.42
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        350           36
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.55     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.27     $ 116.55
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            1
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.20     $ 116.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        242           21
                                             ========     ========
EQ/ALLIANCE TECHNOLOGY --
MOMENTUM CONTRACTS (N)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  66.10
                                             ========
Number of units outstanding, end of period
 (000's) .................................         17
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (N)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           10
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.26
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.10
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................        1,313
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.05
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            1
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (N)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  66.17
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          128
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                          YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------------------
                                                2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                              --------   ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/ALLIANCE TECHNOLOGY -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (N)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.31
                                               ========
Number of units outstanding, end of period
 (000's) .................................            5
                                               ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (N)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  66.29
                                               ========
Number of units outstanding, end of period
 (000's) .................................           92
                                               ========
EQ/AXP NEW DIMENSIONS --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.87
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  82.96
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------
                                                     2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP NEW DIMENSIONS -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.87
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           41
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.84
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS
120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.91
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  82.97
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            2
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                                                 2000      1999   1998   1997   1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ ------ ------ -----  -----
EQ/AXP STRATEGY AGGRESSIVE --
MOMENTUM CONTRACTS (O)
------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.19
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.12
                                               ========
Number of units outstanding, end of period
 (000's) .................................           54
                                               ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........     $ 100.00
                                               ========
Unit value, end of period ................     $  62.10
                                               ========
Number of units outstanding, end of period
 (000's) .................................           --
                                               ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------
                                                  2000       1999       1998         1997
                                              ------------ --------  ------------ ------------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.15
                                             ========
Number of units outstanding, end of period
 (000's) .................................          2
                                             ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.21
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  62.20
                                             ========
Number of units outstanding, end of period
 (000's) .................................          5
                                             ========

EQ/BALANCED --

EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........   $  52.39    $  45.07    $  38.66    $  34.06
                                             ========    ========    ========    ========
Unit value, end of period ................   $  51.10    $  52.39    $  45.07    $  38.66
                                             ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................     20,413      22,434      24,361      26,036
                                             ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................        723         865         986       1,052
                                             ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........   $ 184.34    $ 158.63    $ 136.14    $ 120.01
                                             ========    ========    ========    ========
Unit value, end of period ................   $ 179.45    $ 184.34    $ 158.63    $ 136.14
                                             ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................        244         321         375         439
                                             ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                  YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------
                                               1996        1995        1994        1993        1992        1991
                                           ----------- ----------- ----------- ----------- ----------- -----------
EQ/AXP STRATEGY AGGRESSIVE -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ/BALANCED --
EQUI-VEST CONTRACTS (A)
-------------------------------------------
Unit value, beginning of period ..........  $  30.92    $  26.18    $  28.85    $  26.04    $  27.17    $  19.40
                                            ========    ========    ========    ========    ========    ========
Unit value, end of period ................  $  34.06    $  30.92    $  26.18    $  28.85    $  26.04    $  27.17
                                            ========    ========    ========    ========    ========    ========
Number of EQUI-VEST units outstanding,
 end of period (000's) ...................    28,319      30,212      32,664      31,259      25,975      21,100
                                            ========    ========    ========    ========    ========    ========
Number of Momentum units outstanding,
 end of period (000's) ...................     1,057         957         776         348
                                            ========    ========    ========    ========
MOMENTUM PLUS CONTRACTS
135 B.P. (B)
-------------------------------------------
Unit value, beginning of period ..........  $ 108.95    $  92.22    $ 101.63    $ 100.00
                                            ========    ========    ========    ========
Unit value, end of period ................  $ 120.01    $ 108.95    $  92.22    $ 101.63
                                            ========    ========    ========    ========
Number of units outstanding, end of period
 (000's) .................................       417         336         188           9
                                            ========    ========    ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
----------------------------------------------
Unit value, beginning of period ..............   $ 177.22     $ 151.97     $ 129.97     $ 114.16
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 173.14     $ 177.22     $ 151.97     $ 129.97
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --            1           11           10
                                                 ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............   $ 167.63     $ 143.60     $ 122.68     $ 100.00
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 163.93     $ 167.63     $ 143.60     $ 122.68
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1            1            1
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 183.18     $ 157.63     $ 135.29     $ 119.26
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 178.32     $ 183.18     $ 157.63     $ 135.29
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        846          854          752          655
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 118.86     $ 102.39     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.59     $ 118.86     $ 102.39
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        101           11           --
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 114.16
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................         48
                                                 ========
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 300 THROUGH 400
CONTRACTS 135 B.P. (C)
-----------------------------------------------
Unit value, beginning of period ..............   $ 108.26    $  91.64     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 119.26    $ 108.26     $  91.64
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        548         386          289
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................

EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                               2000         1999         1998         1997
                                           ------------ ------------ ------------ ------------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
------------------------------------------
Unit value, beginning of period ..........   $ 121.00     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.02     $ 121.00
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         66           65
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 108.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 105.98     $ 108.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         34            2
                                             ========     ========
EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        163          172          135           94
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 321.97     $ 271.11     $ 214.58     $ 164.08
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 287.20     $ 321.97     $ 271.11     $ 214.58
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        253          304          283          231
                                             ========     ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 257.24     $ 215.84     $ 170.23     $ 139.70
                                             ========     ========     ========     ========
Unit value, end of period ................   $ 230.27     $ 257.24     $ 215.84     $ 170.23
                                             ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            5           11            5
                                             ========     ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                                                     YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                  1996         1995          1994        1993        1992        1991
                                              -----------   -----------   ----------  ----------- ----------- ---------
EQ/BALANCED -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................

EQ EQUITY 500 INDEX --
MOMENTUM CONTRACTS (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.94     $ 100.95     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.12     $ 135.94     $ 100.95
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         51           12            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (D)
-------------------------------------------
Unit value, beginning of period ..........   $ 135.92     $ 100.94     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 164.08     $ 135.92     $ 100.94
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        128           44            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (F)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 139.70
                                             ========
Number of units outstanding, end of period
 (000's) .................................          4
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------
                                                   2000         1999         1998         1997
                                               ------------ ------------ ------------ ------------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
----------------------------------------------
Unit value, beginning of period ..............   $ 227.20     $ 190.44     $ 150.05     $ 114.21
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 203.59     $ 227.20     $ 190.44     $ 150.05
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          5            5            4            3
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 322.15     $ 271.24     $ 214.66     $ 164.12
                                                 ========     ========     ========     ========
Unit value, end of period ....................   $ 287.40     $ 322.15     $ 271.24     $ 214.66
                                                 ========     ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      4,346        4,579        3,805        2,686
                                                 ========     ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.01     $ 103.68     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.62     $ 123.01     $ 103.68
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            9            2
                                                 ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.02     $ 103.69     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.63     $ 123.02     $ 103.69
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        258           50           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 125.64     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 112.30     $ 125.64
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         55           53
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                                        YEARS ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                    1996         1995          1994        1993        1992        1991
                                                 -----------   -----------   ----------  ----------- ----------- ---------
EQ EQUITY 500 INDEX -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (P)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
-----------------------------------------------
Unit value, beginning of period ..............   $ 135.94     $ 100.95     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 164.12     $ 135.94     $ 100.95
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,486          592           47
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                       YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                                2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ EQUITY 500 INDEX -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 106.17     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  94.85     $ 106.17
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         78            9
                                             ========     ========
EQ/EVERGREEN FOUNDATION --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.16     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.76     $ 105.16
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.15     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  98.74     $ 105.15
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.29     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.22     $ 105.29
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.33     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.36     $ 105.33
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                     2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                                 ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN FOUNDATION -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 105.16     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.76     $ 105.16
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           16            1
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.11     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  92.70     $ 105.11
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.21     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  98.95     $ 105.21
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            2           --
                                                   ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.33     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.36     $ 105.33
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............     $ 105.31     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $  99.29     $ 105.31
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................            3           --
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999      1998   1997   1996   1995   1994   1993   1992   1991
                                           -----------  ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.82     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.71     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.27     $ 106.71
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  92.84     $ 106.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         18            5
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------
                                              2000         1999       1998   1997   1996   1995   1994   1993   1992   1991
                                           ------------ ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/EVERGREEN -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 106.53     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.33     $ 106.53
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.02     $ 106.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.75     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.40     $ 106.75
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 106.73     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  93.34     $ 106.73
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
EQ/JANUS LARGE CAP GROWTH --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  83.95
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                      2000        1999     1998   1997    1996   1995   1994   1993   1992   1991
                                                 ------------   -------  ------ ------  ------ ------ ------ ------ ------ ------
EQ/JANUS LARGE CAP GROWTH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.94
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  84.04
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................          165
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.92
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  83.99
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           12
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------------
                                                2000          1999      1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------   ------------ ------ ------ ------ ------ ------ ------ ------ -----
EQ/JANUS LARGE CAP GROWTH -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.07
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  84.05
                                             ========
Number of units outstanding, end of period
 (000's) .................................         12
                                             ========
EQ/PUTNAM BALANCED --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.53     $ 125.16     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 132.80     $ 123.53     $ 125.16
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          3            2           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.34     $ 101.67     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 107.86     $ 100.34     $ 101.67
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.86     $ 101.84     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 108.80     $ 100.86     $ 101.84
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 101.01     $ 101.89     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.08     $ 101.01     $ 101.89
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.53     $ 125.16     $ 113.46
                                                 ========     ========     ========
Unit value, end of period ....................   $ 132.80     $ 123.53     $ 125.16
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        279          345          275
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.62     $ 101.05     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 106.98     $  99.62     $ 101.05
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.99     $ 101.17     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 107.65     $  99.99     $ 101.17
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         10            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  99.46     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.40     $  99.46
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 113.46
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------------------------------------
                                               2000        1999         1998     1997 1996    1995   1994   1993   1992   1991
0                                          ---------- -----------   ---------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM BALANCED--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........  $  95.64     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 103.22     $  95.64
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         5           --
                                            ========     ========
EQ/PUTNAM GROWTH & INCOME VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 124.76     $ 128.20     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 131.45     $ 124.76     $ 128.20
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         3            2            1
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  98.87     $ 101.60     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 104.15     $  98.87     $ 101.60
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        16           11            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.38     $ 101.77     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.07     $  99.38     $ 101.77
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $  99.53     $ 101.82     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 105.33     $  99.53     $ 101.82
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 124.76     $ 128.20     $ 115.17
                                                 ========     ========     ========
Unit value, end of period ....................   $ 131.45     $ 124.76     $ 128.20
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        521          648          581
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.68     $ 100.48     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 102.80     $  97.68     $ 100.48
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.04     $ 100.60     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 103.43     $  98.04     $ 100.60
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         17            3           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $  98.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 104.17     $  98.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            2
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  92.44     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $  97.78     $  92.44
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6           --
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM GROWTH & INCOME VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.17
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        250
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INTERNATIONAL EQUITY --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.60     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          7            1
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.09     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 118.59     $ 137.09
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          3           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.27     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.16     $ 137.27
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 137.32     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 119.32     $ 137.32
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQ/PUTNAM INVESTORS GROWTH --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.57     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.44     $ 122.57
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            1
                                             ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                           YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------------------
                                                2000        1999        1998   1997    1996   1995   1994   1993   1992   1991
                                             ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
EQ/PUTNAM INVESTORS GROWTH -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 122.56     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.43     $ 122.56
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          2           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.72     $ 100.00
                                             ========     ========
Unit value, end of period ................   $  99.91     $ 122.72
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.77     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 100.04     $ 122.77
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
FI MID CAP --
MOMENTUM CONTRACTS (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................          1
                                             ========
MOMENTUM PLUS CONTRACTS
135 B.P. (O)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $  99.98
                                             ========
Number of units outstanding, end of period
 (000's) .................................         --
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000        1999        1998     1997   1996   1995   1994   1993   1992   1991
                                                  ----------- ------------ --------- ------ ------ ------ ------ ------ ------ -----
FI MID CAP -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (O)
----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.09
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.98
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           86
                                                   ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $  99.95
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.02
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................            9
                                                   ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (O)
-----------------------------------------------
Unit value, beginning of period ..............     $ 100.00
                                                   ========
Unit value, end of period ....................     $ 100.13
                                                   ========
Number of units outstanding, end of period
 (000's) .....................................           --
                                                   ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
FI MID CAP--(CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (O)
------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 100.11
                                             ========
Number of units outstanding, end of period
 (000's) .................................          7
                                             ========
FI SMALL/MID CAP VALUE --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.28     $ 104.82     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 109.21     $ 105.28     $ 104.82
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          5            3           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.43     $  83.08     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  86.54     $  83.43     $  83.08
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            7            2
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.87     $  83.22     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.29     $  83.87     $  83.22
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $  83.99     $  83.26     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  87.52     $  83.99     $  83.26
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 105.28     $ 104.82     $ 118.06
                                                 ========     ========     ========
Unit value, end of period ....................   $ 109.21     $ 105.28     $ 104.82
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        628          721          859
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.05     $  82.78     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.06     $  83.05     $  82.78
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $  83.36     $  82.88     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $  86.60     $  83.36     $  82.88
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         14            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 103.94     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 108.31     $ 103.94
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 106.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 110.49     $ 106.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         13            1
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
FI SMALL/MID CAP VALUE -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 118.06
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        577
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD LARGE CAP VALUE --
MOMENTUM CONTRACTS (J)
------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.80
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  95.93
                                            ========
Unit value, end of period ................  $  92.79
                                            ========
Number of units outstanding, end of period
 (000's) .................................        --
                                            ========
LAZARD SMALL CAP VALUE --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.83     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................         1
                                            ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.34     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 113.81     $  97.34
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........  $  97.47     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.36     $  97.47
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
LAZARD SMALL CAP VALUE -- (CONCLUDED)
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........  $  97.50     $ 100.00
                                            ========     ========
Unit value, end of period ................  $ 114.52     $  97.50
                                            ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --
                                            ========     ========
MERCURY BASIC VALUE EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 149.82     $ 127.67     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 165.28     $ 149.82     $ 127.67
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         9            6            3
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 115.67     $  98.58     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 127.60     $ 115.67     $  98.58
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        18           14            2
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.28     $  98.75     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 128.72     $ 116.28     $  98.75
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........  $ 116.45     $  98.80     $ 100.00
                                            ========     ========     ========
Unit value, end of period ................  $ 129.04     $ 116.45     $  98.80
                                            ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        --           --           --
                                            ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------------
Unit value, beginning of period ..............   $ 149.82     $ 127.67     $ 115.97
                                                 ========     ========     ========
Unit value, end of period ....................   $ 165.27     $ 149.82     $ 127.67
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        634          617          444
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 114.64     $  97.80     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 126.32     $ 114.64     $  97.80
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 115.06     $  97.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 127.11     $ 115.06     $  97.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         41            7           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 113.77     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 126.07     $ 113.77
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          2            1
                                                 ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $  97.22     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 107.68     $  97.22
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................         31            5
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MERCURY BASIC VALUE EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.97
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        145
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                      YEARS ENDED DECEMBER 31,
                                             -------------------------------------
                                                2000         1999        1998
                                             ------------ ----------- ------------
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.26     $  96.28     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 100.69     $ 115.26     $  96.28
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          2            2            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 115.86     $  96.44     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.57     $ 115.86     $  96.44
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 116.04     $  96.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 101.82     $ 116.04     $  96.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 130.94     $ 109.37     $ 103.77
                                             ========     ========     ========
Unit value, end of period ................   $ 114.39     $ 130.94     $ 109.37
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         94           88           84
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------
                                                 1997      1996   1995   1994   1993   1992   1991
                                             ------------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 103.77
                                             ========
Number of units outstanding, end of period
 (000's) .................................         52
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-110

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MERCURY WORLD STRATEGY -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 113.44    $  94.86     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  98.99    $ 113.44     $  94.86
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         --          --           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.85    $  94.96     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $  99.61    $ 113.85     $  94.96
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................          6           1           --
                                             ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 118.88    $ 100.00
                                             ========    ========
Unit value, end of period ................   $ 104.32    $ 118.88
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................         --           1
                                             ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 113.34    $ 100.00
                                             ========    ========
Unit value, end of period ................   $  99.41    $ 113.34
                                             ========    ========
Number of units outstanding, end of period
 (000's) .................................          5          --
                                             ========    ========
MFS EMERGING GROWTH COMPANIES --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 275.93    $ 161.04     $ 100.00
                                             ========    ========     ========
Unit value, end of period ................   $ 220.97    $ 275.93     $ 161.04
                                             ========    ========     ========
Number of units outstanding, end of period
 (000's) .................................         59          33            5
                                             ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-111

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 184.57     $ 107.73     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 147.79     $ 184.57     $ 107.73
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................        142           87            7
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.54     $ 107.91     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.09     $ 185.54     $ 107.91
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1            1           --
                                                 ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 185.82     $ 107.96     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 149.46     $ 185.82     $ 107.96
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 275.93     $ 161.04     $ 121.34
                                                 ========     ========     ========
Unit value, end of period ....................   $ 220.97     $ 275.93     $ 161.04
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      3,720        2,427        1,090
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 177.00     $ 103.41     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 141.58     $ 177.00     $ 103.41
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          9            6            1
                                                 ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 121.34
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        256
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-112

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS EMERGING GROWTH COMPANIES -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 177.65     $ 103.53     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 142.46     $ 177.65     $ 103.53
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        288           36           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.37     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 133.82     $ 166.37
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            7
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 157.69     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 126.78     $ 157.69
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................        181           17
                                             ========     ========
MFS GROWTH WITH INCOME --
MOMENTUM CONTRACTS (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.37     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (J)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.48     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.36     $ 104.48
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          1           --
                                             ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-113

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                             YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------------
                                                     2000         1999        1998    1997   1996   1995   1994   1993   1992   1991
                                                  ---------    ----------  --------- ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
100 B.P. (J)
----------------------------------------------
Unit value, beginning of period ..............     $ 104.61     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.85     $ 104.61
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.65     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.99     $ 104.65
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.48     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.37     $ 104.48
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           68           18
                                                   ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.44     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.22     $ 104.44
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           --           --
                                                   ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (J)
-----------------------------------------------
Unit value, beginning of period ..............     $ 104.53     $ 100.00
                                                   ========     ========
Unit value, end of period ....................     $ 102.57     $ 104.53
                                                   ========     ========
Number of units outstanding, end of period
 (000's) .....................................           17            2
                                                   ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-114

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS GROWTH WITH INCOME -- (CONCLUDED)
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
------------------------------------------
Unit value, beginning of period ..........   $ 104.65     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.99     $ 104.65
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.63     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 102.92     $ 104.63
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            1
                                             ========     ========
MFS RESEARCH --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 171.06     $ 140.83     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 159.89     $ 171.06     $ 140.83
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         11            8            4
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 122.37     $ 100.75     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.37     $ 122.37     $ 100.75
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         35           26            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 123.01     $ 100.92     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.38     $ 123.01     $ 100.92
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========


----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                     FSA-115

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 123.19     $ 100.97     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 115.66     $ 123.19     $ 100.97
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --           --           --
                                                 ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 171.06     $ 140.83     $ 115.01
                                                 ========     ========     ========
Unit value, end of period ....................   $ 159.89     $ 171.06     $ 140.83
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................      1,258          959          720
                                                 ========     ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.11     $  98.99     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.14     $ 120.11     $  98.99
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................          3            3            1
                                                 ========     ========     ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 120.55     $  99.10     $ 100.00
                                                 ========     ========     ========
Unit value, end of period ....................   $ 112.84     $ 120.55     $  99.10
                                                 ========     ========     ========
Number of units outstanding, end of period
 (000's) .....................................         84            6           --
                                                 ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.09     $ 100.00
                                                 ========     ========
Unit value, end of period ....................   $ 115.57     $ 123.09
                                                 ========     ========
Number of units outstanding, end of period
 (000's) .....................................          6            4
                                                 ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $ 115.01
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        236
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-116

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
MFS RESEARCH -- (CONCLUDED)
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
------------------------------------------
Unit value, beginning of period ..........   $ 116.97     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 109.77     $ 116.97
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................         56            3
                                             ========     ========
MORGAN STANLEY EMERGING MARKETS EQUITY --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 110.43     $  57.18     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  65.32     $ 110.43     $  57.18
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17            6           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 166.52     $  86.23     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  98.49     $ 166.52     $  86.23
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         17           11            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.39     $  86.38     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.36     $ 167.39     $  86.38
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 167.64     $  86.42     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $  99.61     $ 167.64     $  86.42
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-117

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                               -------------------------------------
                                                   2000         1999        1998
                                               ------------ ----------- ------------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------------
Unit value, beginning of period ..............   $ 110.43    $  57.18    $  79.41
                                                 ========    ========    ========
Unit value, end of period ....................   $  65.32    $ 110.43    $  57.18
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................        926         590         217
                                                 ========    ========    ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.03    $  81.40    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  92.78    $ 157.03    $  81.40
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................          1          --          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 157.61    $  81.49    $ 100.00
                                                 ========    ========    ========
Unit value, end of period ....................   $  93.36    $ 157.61    $  81.49
                                                 ========    ========    ========
Number of units outstanding, end of period
 (000's) .....................................         42           5          --
                                                 ========    ========    ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 198.84    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 118.14    $ 198.84
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          2           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 147.71    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  87.72    $ 147.71
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         28           1
                                                 ========    ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ -----  ------ ----- ------ ------
MORGAN STANLEY EMERGING MARKETS EQUITY -- (CONCLUDED)
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  79.41
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        109
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-118

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                     YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                                2000        1999        1998
                                           ------------ ----------- ------------
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          6            5            1
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.58     $ 101.39     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.33     $ 103.58     $ 101.39
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         21           24            3
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.12     $ 101.56     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.34     $ 104.12     $ 101.56
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 104.28     $ 101.61     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 116.63     $ 104.28     $ 101.61
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         --           --           --
                                             ========     ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 133.07     $ 130.25     $ 121.04
                                             ========     ========     ========
Unit value, end of period ................   $ 148.19     $ 133.07     $ 130.25
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................        825        1,072        1,070
                                             ========     ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                         YEARS ENDED DECEMBER 31,
                                           -----------------------------------------------------
                                               1997      1996   1995   1994   1993   1992   1991
                                           ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........
Unit value, end of period ................
Number of units outstanding, end of period
 (000's) .................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-------------------------------------------
Unit value, beginning of period ..........   $ 100.00
                                             ========
Unit value, end of period ................   $ 121.04
                                             ========
Number of units outstanding, end of period
 (000's) .................................        475
                                             ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-119

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                           -------------------------------------------------------------------------------------
                                               2000        1999         1998      1997   1996   1995   1994   1993   1992   1991
                                           ----------- ------------ ------------ ------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE EQUITY INCOME -- (CONCLUDED)
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
------------------------------------------
Unit value, beginning of period ..........   $ 103.08     $ 101.00     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.66     $ 103.08     $ 101.00
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          1            1           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 103.45     $ 101.12     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 115.37     $ 103.45     $ 101.12
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................         12            3           --
                                             ========     ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-------------------------------------------
Unit value, beginning of period ..........   $ 105.38     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 117.87     $ 105.38
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          4            4
                                             ========     ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-------------------------------------------
Unit value, beginning of period ..........   $  93.54     $ 100.00
                                             ========     ========
Unit value, end of period ................   $ 104.57     $  93.54
                                             ========     ========
Number of units outstanding, end of period
 (000's) .................................          9            2
                                             ========     ========
T. ROWE PRICE INTERNATIONAL STOCK --
MOMENTUM CONTRACTS (H)
-------------------------------------------
Unit value, beginning of period ..........   $ 142.46     $ 109.49     $ 100.00
                                             ========     ========     ========
Unit value, end of period ................   $ 114.30     $ 142.46     $ 109.49
                                             ========     ========     ========
Number of units outstanding, end of period
 (000's) .................................          8            4            1
                                             ========     ========     ========

----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.


                                     FSA-120

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                     2000         1999        1998
                                                 ------------ ----------- ------------
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 128.72    $  98.95     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 103.27    $ 128.72     $  98.95
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         18          13            3
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.39    $  99.11     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.18    $ 129.39     $  99.11
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 129.59    $  99.16     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $ 104.44    $ 129.59     $  99.16
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         --          --           --
                                                 ========    ========     ========
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 142.46    $ 109.49     $  97.61
                                                 ========    ========     ========
Unit value, end of period ....................   $ 114.30    $ 142.46     $ 109.49
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................        871         765          671
                                                 ========    ========     ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............   $ 122.22    $  94.04     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  97.95    $ 122.22     $  94.04
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................          1           1           --
                                                 ========    ========     ========
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.



                                                             YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                                   1997      1996   1995   1994   1993   1992   1991
                                               ------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONTINUED)
MOMENTUM PLUS CONTRACTS
135 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
100 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
MOMENTUM PLUS CONTRACTS
90 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------------
Unit value, beginning of period ..............   $ 100.00
                                                 ========
Unit value, end of period ....................   $  97.61
                                                 ========
Number of units outstanding, end of period
 (000's) .....................................        387
                                                 ========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------------
Unit value, beginning of period ..............
Unit value, end of period ....................
Number of units outstanding, end of period
 (000's) .....................................
----------
(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.
(n) Units were made available for sale on May 22, 2000.
(o) Units were made available for sale on September 22, 2000.
(p) Units were made available for sale on January 1, 1997.

                                     FSA-121

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


7. Accumulation Unit Values (Concluded)


                                                                             YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------
                                                   2000         1999        1998     1997   1996   1995   1994   1993   1992   1991
                                               ------------ ----------- ------------------ ------ ------ ------ ------ ------ -----
T. ROWE PRICE INTERNATIONAL STOCK -- (CONCLUDED)
EQUI-VEST SERIES 600 AND 800
CONTRACTS 120 B.P. (H)
----------------------------------------------
Unit value, beginning of period ..............   $ 122.67    $  94.15     $ 100.00
                                                 ========    ========     ========
Unit value, end of period ....................   $  98.56    $ 122.67     $  94.15
                                                 ========    ========     ========
Number of units outstanding, end of period
 (000's) .....................................         42           3           --
                                                 ========    ========     ========
EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------------
Unit value, beginning of period ..............   $ 134.15    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $ 108.11    $ 134.15
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................          4           2
                                                 ========    ========
EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
-----------------------------------------------
Unit value, beginning of period ..............   $ 123.90    $ 100.00
                                                 ========    ========
Unit value, end of period ....................   $  99.81    $ 123.90
                                                 ========    ========
Number of units outstanding, end of period
 (000's) .....................................         43           3
                                                 ========    ========




----------
(a)   Momentum Units were made available for sale on February 15, 1993.
(i)   Units were made available for sale on January 30, 1999.
(b)   Units were made available for sale on September 9, 1993.
(j)   Units were made available for sale on August 30, 1999.
(c)   Units were made available for sale on January 3, 1994.
(k)   Units were made available for sale on October 6, 1999.
(d)   Units were made available for sale on June 1, 1994.
(l)   Units were made available for sale on August 20, 1997.
(e)   Units were made available for sale on September 1, 1994.
(m)   Units were made available for sale on January 1, 1994.
(f)   Units were made available for sale on September 1, 1996.
(n)   Units were made available for sale on May 22, 2000.
(g)   Units were made available for sale on May 1, 1997.
(o)   Units were made available for sale on September 22, 2000.
(h)   Units were made available for sale on July 13, 1998.
(p)   Units were made available for sale on January 1, 1997.

                                    FSA-122

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


8. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large Cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                                    FSA-123

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`

MOMENTUM PLUS (SM)
Retirement Planning from Equitable Life


SUPPLEMENT DATED MAY 1, 2001 TO PROSPECTUS,
DATED MAY 1, 2001

This supplement adds to and modifies certain information in the prospectus for Momentum Plus of The Equitable Life Assurance Society of the United States ("Equitable Life"), dated May 1, 2001. The purpose of the supplement is to offer employers or trustees of trusts established with respect to the below mentioned 457 plans ("trustees") an opportunity to fund Code Section 457 employee deferred compensation ("457") plans with a Momentum Plus group deferred annuity contract issued directly to employers or trustees pursuant to the terms of their respective 457 plans. The supplement describes the material differences between the prospectus, as it applies to the Momentum Plus program applicable to tax-qualified defined contribution plans, and its application to 457 plans. You should keep this supplement to the prospectus for future reference. You may obtain an additional copy of the prospectus and a copy of the Statement of Additional Information ("SAI") from us, free of charge, if you write to the processing office, call 1-800-528-0204, or mail in the SAI request form located at the end of the prospectus. Special terms used in the prospectus have the same meaning in this supplement unless otherwise noted.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 457 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", on page 39 of the prospectus and page 3 of this supplement for your specific type of retirement arrangement).


MOMENTUM PLUS 457 CONTRACT

GENERAL TERMS

An "employer" is either (i) a state, political subdivision of a state, or an agency or instrumentality of any one or more of these entities or (ii) any other organization exempt from tax which maintains a plan for a select group of management or highly compensated employees as described under ERISA. A "participant" is an employee who is a participant under a plan, adopted by the "employer," that is intended to meet the requirements of an eligible deferred compensation plan under Section 457 of the Code. The "source" of a contribution is either (i) the employer or (ii) participant contributions pursuant to a deferral election or (iii) a prior plan transfer or rollover from a prior 457 plan. As the 457 contract does not provide for loans, the definition of "active loan" is not applicable.

THE MOMENTUM PLUS PROGRAM

In addition to the Momentum Plus group deferred annuity contract available to qualified retirement plans that meet the requirements of Code Section 401(a), the Momentum Plus program now offers the Momentum Plus 457 group variable annuity contract ("457 contract") as a funding vehicle for employers or trustees who sponsor 457 plans. There is no Master Plan, Master Trust or Pooled Trust applicable to 457 plans. Each employer or trustee, as applicable, participates directly in the 457 contract, using it as a funding vehicle for the employer's plan. The 457 contract must be used as the exclusive funding vehicle of the plan unless Equitable Life agrees otherwise. Contributions to the 457 contract on behalf of a participant can be from current year employer contributions or prior plan contributions transferred from another 457 plan and are limited in amount (see "Public and tax-exempt organization employee deferred compensation plan (457 plans)" below). Post-tax contributions by a participant may not be made under the 457 contract. The Momentum Plus program currently is not available for state, political subdivision, agency or instrumentality 457 plans in Texas.


   Copyright 2001 The Equitable Life Assurance Society of the United States.
            All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States

                                                                           E3038

888-1283

-----
2
--------------------------------------------------------------------------------

PLAN OR CONTRACT TERMINATION BY THE EMPLOYER


The employer or the trustees, in their sole discretion, may terminate the plan's 457 contract and transfer amounts held under the 457 contract to some other contract or account that serves as a funding vehicle for the 457 plan. In addition, the employer or the trustees, in their sole discretion, may decide to terminate the 457 plan. If plan termination occurs in the first five years that the plan has participated in the 457 contract, all withdrawals from the variable investment options made on behalf of a participant will be subject to a withdrawal charge, except those withdrawals exempted from such withdrawal charge. See "Waiver of withdrawal charge" below. Withdrawals during the period from the guaranteed interest option will be subject to the withdrawal charge only if the market value adjustment is less than the withdrawal charge. See "Effects of plan or contract termination" on page 20 of the prospectus. When contract termination occurs in the first five years that the plan has participated in the 457 contract, a withdrawal charge will apply to the surrendered amounts in the variable investment options. Surrendered amounts in the guaranteed interest option will generally be paid in installments. See "Effects of plan or contract termination" on page 20 of the prospectus.


WITHDRAWAL CHARGE


No sales charges are deducted from contributions. However, to assist us in defraying the various sales and promotional expenses incurred in connection with selling the Momentum Plus program, we assess a withdrawal charge described on page 35 of the prospectus. The withdrawal charge does not apply after the employer's 457 plan has participated in the Momentum Plus program for five years.


WAIVER OF WITHDRAWAL CHARGE


Exceptions to the withdrawal charge are described in the prospectus, on pages 35 and 36, amended, however, as follows:

The sixth bullet point under "We will waive the withdrawal if:" on page 35 of the prospectus does not apply to the 457 contract and is replaced by the following:


o the amount withdrawn is an amount in excess of the amount that may be contributed under Section 457 of the Code, including income, and is refunded within one month of the date the amount was remitted as a contribution.

The following exception is added:

o the amount withdrawn is a result of a request of a participant faced with an "unforeseen emergency" pursuant to Section 457(d)(1)(A)(iii) of the Code.


Also, the fifth, seventh, and ninth bullet points under "We will waive the withdrawal if:" on pages 35 and 36 of the prospectus do not apply to the 457 contract.


PLAN LOANS NOT AVAILABLE

The 457 contract does not provide for plan loans to participants. Accordingly, the information in the prospectus relating to plan loans and plan loan setup and recordkeeping charges does not apply to the 457 contracts.

FULL SERVICE PLAN RECORDKEEPING OPTIONS NOT
AVAILABLE


The full service plan recordkeeping option described in the prospectus on page 35 is not available under the 457 contract. The annual charge for these services, therefore, will not apply under the 457 contract.


FEES AND CHARGES

Except as described above, the fees and charges applicable to the 457 contract are the same as those described in the prospectus for Momentum Plus contracts used to fund qualified defined contribution plans. See "Fee table" in the front of the prospectus.

-----
3
--------------------------------------------------------------------------------

AUTOMATIC MINIMUM WITHDRAWAL OPTION

We offer a payment option, which we call "automatic minimum withdrawal option," which is intended to meet the minimum distribution requirements applicable to 457 plans. The employer may elect the automatic minimum withdrawal option for a participant if the participant is at least age 70 1/2 and the retirement account value in the variable investment options is at least $2,000. Participants should complete the automatic minimum withdrawal option by filing the proper election form provided by the employer. If the automatic minimum withdrawal option is elected, we will pay out of the retirement account value in the variable investment options an amount which the Code requires to be distributed from the 457 plan. In performing this calculation, we assume that the only funds subject to the Code's minimum distribution requirements are those held for the participant under the 457 contract. We calculate the automatic minimum withdrawal option amount based on information the employer or trustees give us and on certain assumptions. Currently, the automatic minimum withdrawal option payments will be made annually. We are not responsible for errors that result from inaccuracies in the information provided to us.

The automatic minimum withdrawal option, if elected, will be subject to our rules then in effect. This election is not revo-cable. Generally, electing this option does not restrict making partial withdrawals or subsequently electing an annuity distribution option. However, you must consult with your tax adviser before making any partial withdrawal or electing an annuity distribution, because the Internal Revenue Code and Treasury Regulations generally require that payments under 457 plans have to be substantially equal in amount. The automatic minimum withdrawal option should not be elected if the participant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution.

The minimum check that will be sent is $300, or, if less, the participant's retirement account value. If, after the deduction of the amount of the minimum distribution, the total retirement account value of a participant is less than $500, we may pay that amount.

BENEFICIARY

Under the 457 contract, the employer or the trustees must be the beneficiary of all participants under the 457 plan. Each participant's actual beneficiary designation under the employer's 457 plan will be maintained by the employer or trustees. Upon our receipt of due proof of the death of a participant, Equitable Life may, at the request of the employer or trustees, change the beneficiary designation and pay a death benefit to the then designated beneficiary. Under the employer's 457 plan, the amount of the death benefit will be equal to the retirement account value as of the applicable transaction date. The beneficiaries may elect any of the methods of disposition, described in "Payment of death benefit" in the prospectus.

CODE SECTION 457 TAX MATTERS


Note: Except for the text on page 39 of the prospectus preceding "Tax aspects of contributions to a plan" and "Impact of taxes to Equitable Life" on page 45, "Tax information" in the prospectus does not apply to 457 plans and is replaced by the addition of this section.


PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (457 PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES

Employers eligible to maintain 457 plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in a 457 plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

An employer can fund its 457 plan in whole or in part with annuity contracts purchased for participating employees or independent contractors and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the 457 contracts or any earnings until they receive or are entitled to receive funds from the 457 plan. The 457 plan funds are subject to the claims of the

-----
4
--------------------------------------------------------------------------------

employer's general creditors in a 457 plan maintained by a tax-exempt employer. In a 457 plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. Regardless of contract ownership, the 457 plan may permit the employee to choose among various investment options.

CONTRIBUTION LIMITS


Although a 457 plan is not a qualified plan a number of federal income tax rules for qualified plans apply, such as limits on contributions. Generally, the maximum contribution amount that can be excluded from gross income in any tax year under a 457 plan is 33 1/3% of the employee's "includable compensation," up to a specified maximum. In 2001, the maximum contribution amount is $8,500. This amount could be adjusted for cost-of-living changes in future years. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the 457 plan.


WITHDRAWAL LIMITS

In general, no amounts may be withdrawn from a 457 plan prior to the calendar year in which the employee attains age 70 1/2, separates from service with the employer or in the event of an unforeseen emergency. Income or gains on contributions under a 457 plan are subject to federal income tax when amounts are distributed or made available to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.

DISTRIBUTION REQUIREMENTS

457 plans are subject to minimum distribution rules similar to those that apply to qualified plans. That is, distributions from 457 plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains 70 1/2 or retires from service with the employer maintaining the 457 plan, whichever is later. Failure to make required distributions may cause the disqualification of the 457 plan. Disqualification may result in current taxation of 457 plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from a 457 plan are made.

If the 457 plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).

TAX TREATMENT OF DISTRIBUTIONS

Distributions from a 457 plan may not be rolled over or transferred to an IRA.

Distributions to a 457 plan participant are characterized as "wages" for income tax reporting and withholding purposes. No election out of withholding is possible. Withholding on wages is the employer's responsibility. Distributions from a 457 plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from a 457 plan may result in a reduction of an employee's Social Security benefits.

Momentum Plus(SM)

Retirement Planning from Equitable Life


SUPPLEMENT DATED MAY 1, 2001 TO THE
PROSPECTUS DATED MAY 1, 2001


OHIO ALTERNATIVE RETIREMENT PROGRAM

THE POOLED TRUST FOR MEMBERS RETIREMENT
PLANS OF THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
--------------------------------------------------------------------------------

This supplement adds to and modifies certain information contained in the prospectus dated May 1, 2001 for MOMENTUM PLUS Retirement Planning from Equitable Life offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). We offer the MOMENTUM PLUS program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Internal Revenue Code within the state of Ohio ("Ohio ARP plan"). When MOMENTUM PLUS is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an "Ohio ARP contract."


We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the Master Trust or the Pooled Trust described under "The MOMENTUM PLUS program" on page 30 of the prospectus, except for certain differences described in this supplement. Special terms not otherwise defined in this supplement have the same meaning as they do in the prospectus.

o Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.


o A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").


o The term "retirement account value" in the prospectus and this supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code ("Code"), you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax Information", on page 39 of the prospectus for your specific type of retirement arrangement).


THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" ON PAGE 16 OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Internal Revenue Code Section 414(h)(2),

                        FOR USE ONLY IN THE STATE OF OHIO

   Copyright 2001. The Equitable Life Assurance Society of the United States.
             All rights reserved. Momentum Plus is a service mark of The Equitable Life Assurance Society of the United States.
                                                                           E3039

-----
2
--------------------------------------------------------------------------------


as employer contributions. Participants should not send contributions directly to Equitable Life. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" ON PAGE 20 OF THE
PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).


THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" ON PAGE 20 OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES)" ON PAGE 21 OF THE PROSPECTUS:


Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" ON PAGE 21 OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use TOPS to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the Alliance Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" on page 16 of the prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" ON PAGE 23 OF THE PROSPECTUS:

The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.


THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 26 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from


                        FOR USE ONLY IN THE STATE OF OHIO

-----
3
--------------------------------------------------------------------------------

the investment options with respect to your participation in your employer's Ohio ARP plan. A withdrawal charge may apply. Under the Ohio law, you would not be able to make a withdrawal under an Ohio ARP plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP plans are available.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.


THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" ON PAGE 26 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.


THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" ON PAGE 28 OF THE PROSPECTUS:


Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.


THE INFORMATION FOUND IN THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" ON PAGE 32 OF THE PROSPECTUS IS DELETED.


We are responsible for arranging to have our prospectuses distributed.


THE INFORMATION FOUND IN THE TENTH BULLET POINT UNDER "EMPLOYER
RESPONSIBILITIES" ON PAGE 32 OF THE PROSPECTUS IS DELETED.


If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.


THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS PROGRAM" ON PAGE 32 OF THE PROSPECTUS:


Your Ohio ARP contract application must be completed by you, as participant, not by your employer.


THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "QUARTERLY ADMINISTRATIVE CHARGE" ON PAGE 34 OF THE PROSPECTUS:


The charge is currently equal to $3.75 per quarter for an Ohio ARP contract, or, if less, 0.50% of the total of your retirement account value. The charge will be deducted from your retirement account value.


THE FOLLOWING INFORMATION REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER "QUARTERLY ADMINISTRATION CHARGE" ON PAGE 34 OF THE PROSPECTUS:


Upon 90 days' advance written notice to you, as participant, we reserve the right to increase the quarterly administrative charge if our administrative costs increase. You, as participant, are responsible for the entire quarterly administrative charge and you will not have the option of direct billing. The quarterly administrative charge will not be prorated.


                        FOR USE ONLY IN THE STATE OF OHIO

-----
4
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" ON PAGE 35 OF THE PROSPECTUS:


We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" ON PAGE 36 OF THE PROSPECTUS:


If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.


THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" ON PAGE 38 OF THE PROSPECTUS:


Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the Alliance Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the Alliance Money Market option until your beneficiary requests a distribution or transfer.


                        FOR USE ONLY IN THE STATE OF OHIO

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) Financial Statements included in Part B.


         1. Separate Account A:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2000;
            - Statements of Operations for the Year Ended December 31, 2000;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2000 and 1999;
            - Notes to Financial Statements;

         2. The Equitable Life Assurance Society of the United States:
            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2000 and 1999;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2000, 1999 and 1998;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2000, 1999 and 1998;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2000, 1999 and 1998; and
            - Notes to Consolidated Financial Statements


         (b) Exhibits.

             The following exhibits are filed herewith:

             1.   (a)   Resolutions of the Board of Directors of The
                        Equitable Life Assurance Society of the United States
                        ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                        Statement No. 33-58950 on April 29, 1996.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

             2. Not applicable.

             3.   (a)   Participation Agreement among EQ Advisors Trust, The
                        Equitable Life Assurance Society of the United States,
                        Equitable Distributors, Inc., and EQ Financial
                        Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File
                        No. 333-17217) on Form N-1A filed August 28, 1997.

                  (b) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994 incorporated herein by reference to Exhibit 3(c) to Registration Statement 2-30070 refiled electronically on July 10, 1998.

                  (c) Sales Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable's Separate Account A, Separate Account 301 and Separate Account No. 51 dated as of January 1, 1995, incorporated by reference to Exhibit 3(e) to Registration Statement No. 2-30070 refiled electronically on July 10, 1998.

                  (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000.

                  (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000.

             4. (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

             5. Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                  (a) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File No. 33-58950 on November 25, 1998.

             6.   (a)   By-Laws of Equitable, as amended November 21, 1996,
                        previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1, 1997.

                  (b) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 33-58950 on May 1,
                        1997).

             7. Not applicable.

             8. Not applicable.

             9. Opinion and Consent of Jonathan E. Gaines, Vice
                President and Associate General Counsel as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-58950 on August 12, 1993, refiled electronically on August 19, 1998.

             10.  (a)   Consent of PricewaterhouseCoopers LLP.

                  (b) Powers of Attorney previously filed with this Registration Statement No. 33-58950 on April 26, 2000.

                  (c)   Power of Attorney for Claus-Michael Dill.

             11. Not applicable.

             12. Not applicable.

             13.  (a)   Schedule for computation of Money Market Fund Yield
                        quotations, previously filed with this Registration
                        Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

                  (b) Separate Account A Performance Values Worksheets One-Year Standardized Performance for the Year Ending December 31, 1993, previously filed with this Registration Statement No. 33-58950 on April 28, 1994, refiled electronically on August 19, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
Gereonsdriesch 9-11
50670 Cologne


Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840


Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France


Jean-Rene Fourtou                           Director
46 quai de la Rapee
75601 Paris Cedex 12
France


Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919

John H.F. Haskell, Jr.                      Director
SBC Warburg Dillon Read LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt. 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
77 King Street West
Toronto M5K 1K2
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------


Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France


George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy Chief
                                            Information Officer

*Derry Bishop                               Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Ehrlich                              Senior Vice President and
                                            Deputy General Manager

*Stuart L. Faust                            Senior Vice President
                                            and Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President


*Craig Junkins                              Senior Vice President


*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William Levine                             Executive Vice President and
                                            Chief Information Officer

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and
                                            Managing Director, Retail
                                            Distribution

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel


*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (formerly The Equitable Companies Incorporated) (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                  DE           AXA Financial, Inc.                             The Axa Group
                  ND           Frontier Trust Company, FSB                     AXA Financial, Inc.                       100.00%
                  DE           AXA Client Solutions, LLC                       AXA Financial, Inc.                       100.00%
                  DE           AXA Distribution Holding Corporation            AXA Client Solutions, LLC                 100.00%
                  DE           AXA Advisors, LLC                               AXA Distribution Holding Corporation      100.00%
Operating         DE           AXA Network, LLC                                AXA Distribution Holding Corporation      100.00%
Operating         AL           AXA Network of Alabama, LLC                     AXA Network, LLC                          100.00%
Operating         DE           AXA Network of Connecticut, Maine               AXA Network, LLC                          100.00%
                                 and New York, LLC
Operating         MA           AXA Network Insurance Agency of                 AXA Network, LLC                          100.00%
                                 Massachusetts, LLC
Operating         NV           AXA Network of Nevada, Inc.                     AXA Network, LLC                             -
Operating         P.R.         AXA Network of Puerto Rico, Inc.                AXA Network, LLC                             -
Operating         TX           AXA Network Insurance Agency of of Texas, Inc.  AXA Network, LLC                             -
Insurance         NY           The Equitable Life Assurance Society            AXAeClient Solutions, LLC                 100.00%
                                 of the United States
Insurance         CO           The Equitable of Colorado, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           Equitable Deal Flow Fund, L.P.                  The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        DE           Equitable Managed Assets, L.P.                  Equitable Deal Flow Fund, L.P.               -
Investment        **           Real Estate Partnership Equities (various)      The Equitable Life Assurance Society         -
                                                                                 of the United States
HCO               NY           Equitable Holdings, LLC                         The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       NY           EREIM LP Associates (L.P.)                      The Equitable Life Assurance Society         -
                                                                                 of the United States
Investment        NY           EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
                               ACMC, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        PA           Wil-Gro, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           STCS, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Fox Run, Inc.                                   The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MD           FTM Corp.                                       The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           EVSA, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        CA           Equitable BJVS, Inc.                            The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MA           Equitable Rowes Wharf, Inc.                     The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        TX           GP/EQ Southwest, Inc.                           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Operating         DE           Equitable Structured Settlement Corp.           The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        DE           ELAS Realty, Inc.                               The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Real Estate       DE           Prime Property Funding II, Inc.                 The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        FL           Sarasota Prime Hotels, LLC                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States
Investment        MI           ECLL, Inc.                                      The Equitable Life Assurance Society      100.00%
                                                                                 of the United States

                      LISTING A -- EQUITABLE HOLDINGS, LLC


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                          -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                    -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society         -
                                                                                 of the United States
Operating           DE         ELAS Securities Acquisition Corporation         Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Realty Corporation           Equitable Holdings, LLC                   100.00%
Operating           MA         100 Federal Street Funding Corporation          Equitable Holdings, LLC                   100.00%
Operating           VT         Equitable Casualty Insurance Company *          Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM LP Corporation                            Equitable Holdings, LLC                   100.00%
Operating           NY         EREIM LP Associates (L.P.)                      EREIM LP Corporation                         -
Investment          NY         EML Associates, L.P.                            EREIM LP Associates (L.P.)                   -
Operating           DE         ECMC, LLC                                       Equitable Holdings, LLC                   100.00%
Investment          DE         Equitable Capital Private Income &              EMC, LLC                                     -
                                 Equity Partnership II, L.P.
Operating           DE         Alliance Capital Management Corporation         Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable JV Holding Corp.                      Equitable Holdings, LLC                   100.00%
Operating           DE         EQ Services, Inc.                               Equitable Holdings, LLC                   100.00%
Operating           DE         EREIM Managers Corporation                      Equitable Holdings, LLC                   100.00%
Investment          DE         ML/EQ Real Estate Portfolio, L.P.               EREIM Managers Corporation                   -
Investment          NY         EML Associates, L.P.                            ML/EQ Real Estate Portfolio                  -
Investment          DE         Equitable JVS, Inc.                             Equitable Holdings, LLC                   100.00%
Investment          NY         Astor Times Square Corp.                        Equitable JVS, Inc.                       100.00%
Investment          NY         Astor/Broadway Acquisition Corp.                Equitable JVS, Inc.                       100.00%
Investment          TX         PC Landmark, Inc.                               Equitable JVS, Inc.                       100.00%
Investment          DE         EJSVS, Inc.                                     Equitable JVS, Inc.                       100.00%
Investment          MD         Equitable JVS II, Inc.                          Equitable Holdings, LLC                   100.00%
Investment          GA         Six-Pac G.P., Inc.                              Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, Inc.                    Equitable Holdings, LLC                   100.00%
Operating           DE         Equitable Distributors, LLC                     Equitable Holdings, LLC                   100.00%
Operating           AL         Equitable Distributors Insurance                Equitable Distributors, LLC               100.00%
                                 Agency of Alabama, LLC
Operating           DE         Equitable Distriburors Insurance Agency of      Equitable Distributors, LLC               100.00%
                                 Connecticut, Maine and New York, LLC
Operating           DE         J.M.R. Realty Services, Inc.                    Equitable Holdings, LLC                   100.00%


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED             NAME OF COMPANY                         CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                           -
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                  of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
Operating       DE             Alliance Capital Management Holding L.P.        Alliance Capital Management                   -
Operating       DE             Alliance Capital Management L.P.                Alliance Capital Management                   -
Operating       DE             Albion Alliance LLC                             Alliance Capital Management, L.P.           37.60%
HCO             DE             Cursitor Alliance LLC                           Alliance Capital Management, L.P.           93.00%
Operating       U.K.           Cursitor Alliance Holdings Ltd.                 Cursitor Alliance LLC                      100.00%
Operating       MA             Draycott Partners. Ltd.                         Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Cursitor Alliance Services Ltd.                 Cursitor Alliance Holdings, Ltd.           100.00%
Operating       Lux.           Cursitor Management Co. S.A.                    Cursitor Alliance Holdings, Ltd.           100.00%
Operating       U.K.           Alliance Asset Allocation Ltd.                  Cursitor Alliance Holdings, Ltd.           100.00%
Operating       NY             Cursitor Eaton Asset Management Co.             Alliance Asset Allocation, Ltd.             50.00%
Operating       France         Alliance Cecogest                               Alliance Asset Allocation, Ltd.             75.00%
HCO             DE             Alliance Capital Management LLC                 Alliance Capital Management, L.P.          100.00%
HCO             DE             Sanford C. Bernstein & Co., LLC                 Alliance Capital Management, LLC           100.00%
HCO             DE             Alliance Capital Management Corp. of Delaware   Alliance Capital Management, L.P.          100.00%
Operating       U.K.           Sanford C. Bernstein Ltd.                       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Aust.          Sanford C. Bernstein Proprietary Ltd.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Services, Inc.                    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Fund Distributors, Inc.                Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Oceanic Corp.                  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Brazil         Alliance Capital Management (Brazil) Ltd.       Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Aust.          Alliance Capital Management Australia Limited   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Meiji - Alliance Capital Corp.                  Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating       Lux.           Alliance Capital (Luxembourg) S.A.              Alliance Capital Management Corp.           99.98%
                                                                                 of Delaware
Operating       DE             Alliance Barra Research Institute, Inc.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Management Canada, Inc.        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       DE             Alliance Capital Global Derivatives Corp.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Lux.           ACM Global Investor Services S.A.               Alliance Capital Management Corp.           99.00%
                                                                                 of Delaware
Operating       Spain          ACM Fund Services (Espana) S.L.                 ACM Global Investor Services S.A.          100.00%
Operating       Singapore      Alliance Capital Management (Singapore) Ltd.    Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating       Cayman Isl.    ACM CIIC Investment Management Ltd.             Alliance Capital Management Corp.           54.00%
                                                                                 of Delaware
Operating       DE             ACM Software Services Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware


                      LISTING B -- ALLIANCE CAPITAL MANAGEMENT CORP.


                 SOVEREIGN                                                                                           % OF VOTING
 PRINCIPAL      POWER UNDER                                                             NAME OF                       SECURITIES
 BUSINESS     WHICH ORGANIZED              NAME OF COMPANY                        CONTROLLING ENTITY                    OWNED
-----------------------------------------------------------------------------------------------------------------------------------
                               AXA Financial, Inc.                             The AXA Group                                 -
                               AXA Client Solutions, LLC                       AXA Financial, Inc.                        100.00%
                               The Equitable Life Assurance Society            AXA Client Solutions, LLC                     -
                                 of the United States
                               Equitable Holdings, LLC                         The Equitable Life Assurance Society          -
                                                                                 of the United States
                               Alliance Capital Management Corporation         Equitable Holdings, LLC                       -
                               Alliance Capital Management L.P.                Alliance Capital Management                   -
                                                                                 Corporation
                               Alliance Capital Management Corp.               Alliance Capital Management L.P.              -
                                 of Delaware (Cont'd)
Operating      Austria         East Fund Managementberatung GmbH.              Alliance Capital Management Corp. of        51.00%
                                                                                 of Delaware
Operating      Czech           Albion Alliance EFM                             East Fund Managementberatung GmbH           49.00%
Operating      Cyprus          East Fund Management (Cyprus) Ltd.              East Fund Managementberatung GmbH          100.00%
Operating      Romania         EFM Consultanta Financiara Bucuresti SRL        East Fund Management (Cyprus) Ltd.         100.00%
Operating      Mauritius       Alliance Capital (Mauritius) Private Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      India           Alliance Capital Asset Management               Alliance Capital (Mauritius)                75.00%
                                (India) Private Ltd.                             Private Ltd.
Operating      India           ACSYS Software India Private Ltd.               Alliance Capital (Mauritius)                51.00%
                                                                                 Private Ltd.
Operating      India           ACAM Trust Company Private Ltd.                 Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Eastern Europe, Inc.                   Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      DE              Alliance Capital Management (Asia) Ltd.         Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Turkey          Alliance Capital Management (Turkey) Ltd.       Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Japan           Alliance Capital Asset Management (Japan) Ltd.  Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Limited                        Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Services Ltd.                  Alliance Capital Limited                   100.00%
Operating      U.K.            Dimensional Trust Management Ltd.               Alliance Capital Services Ltd.             100.00%
Operating      DE              Alliance Corporate Finance Group Inc.           Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      Brazil          BCN Alliance Capital Management SA              Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Poland          Przymierze Trust Fund Co.                       Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Russia          Alliance SBS-AGRO Capital Management Co.        Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      Poland          Pekao/Alliance PTE S.A.                         Alliance Capital Management Corp.           49.00%
                                                                                 of Delaware
Operating      U.K.            Whittingdale Holdings Ltd.                      Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      U.K.            Alliance Capital Whittingdale Ltd.              Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            ACM Investments Ltd.                            Whittingdale Holdings Ltd.                 100.00%
Operating      U.K.            Whittingdale Nominees Ltd.                      Whittingdale Holdings Ltd.                 100.00%
Operating      So Korea        Hanwha Investment Trust Mgmt. Co., Ltd          Alliance Capital Management Corp.           20.00%
                                                                                 of Delaware
Operating      H.K.            New Alliance Asset Management (Asia) Ltd        Alliance Capital Management Corp.           50.00%
                                                                                 of Delaware
Operating      Lux.            ACM New-Alliance (Luxembourg) S.A.              Alliance Capital Management Corp.          100.00%
                                                                                 of Delaware
Operating      So Africa       Alliance Capital Mgmt. (Proprietary) Ltd.       Alliance Capital Management Corp.           80.00%
                                                                                 of Delaware
Operating      Zimbabwe        Alliance-MBCA Capital (Private) Ltd.            Alliance Capital Mgmt.                      50.00%
                                                                                 (Proprietary) Ltd.
Operating      Namibia         Alliance Odyssey Capital Mgmt. (Nambia)         Alliance Capital Mgmt.                     100.00%
                                 (Proprietary) Ltd.                              (Proprietary) Ltd.



                                AXA GROUP CHART

                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES & REAL ESTATE       AUSTRALIA         NATIONAL MUTUAL FUND MANAGEMENT AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           BRUXELLES
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           AXA BANK BELGIUM                AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           IPPA VASTGOED                   AXA HOLDINGS BELGIUM                 100.00
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      33.03
FINANCIAL SERVICES & REAL ESTATE       BELGIUM           ROYALE BELGE INVESTISSEMENT     AXA ROYALE BELGE                      66.97
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       1.89
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ROYALE BELGE                       2.32
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA                                   45.04
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA CORPORATE SOLUTIONS                0.81
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA ASSURANCES IARD                   15.11
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COLONIA KONZERN AG                 5.93
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         DIRECT ASSURANCES IARD                 0.20
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA LEVEN NV                           2.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         NATIONAL MUTUAL FUND MANAGEMENT        4.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA UK PLC                            18.40
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA COURTAGE IARD                      1.62
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GRANDE ARMEE                AXA INVESTMENT MANAGERS               99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION FCP                 AXA INVESTMENT MANAGERS PARIS         99.99
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY EUROPE SA        EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           PRIVATE EQUITY
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS PARIS   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA CREDIT                      COMPAGNIE FINANCIERE DE PARIS         65.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA                                   10.10
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  AXA CORPORATE SOLUTIONS               11.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  SOCIETE BEAUJON                        7.26
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA MILLESIMES                  JOUR FINANCE                           6.87
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA ASSURANCES IARD                   21.19
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                SOCIETE BEAUJON                        0.92
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                COMPAGNIE FINANCIERE DE PARIS         51.07
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                JOUR FINANCE                          20.63
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE SURESNES                AXA COURTAGE IARD                      2.53
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA BANQUE                      COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA                                   19.51
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DE MARCHES ET            AXA COURTAGE IARD                      8.20
                                                           D'ARBITRAGE
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE FINANCIERE DE PARIS   AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             AXA                                    0.55
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE 21 MATIGNON             SGCI                                  99.44
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COLISEE VICTOIRE                SGCI                                  99.74
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAG CONSULTANT      AXA INVESTMENT MANAGERS               99.95
FINANCIAL SERVICES & REAL ESTATE       FRANCE            COMPAGNIE PARISIENNE DE         SOFINAD                              100.00
                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA GESTION INTERESSEMENT       AXA INVESTMENT MANAGERS PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE DES TUILERIES            COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS               98.84
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA INVESTMENT MANAGERS FUNDS   AXA INVESTMENT MANAGERS PARIS          1.16
                                                           MANAGEMENT
FINANCIAL SERVICES & REAL ESTATE       FRANCE            AXA ASSET MANAGEMENT            AXA INVESTMENT MANAGERS               50.48
                                                           PRIVATE EQUITY EUROPE SA        PRIVATE EQUITY


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES & REAL ESTATE       FRANCE            MONTE SCOPETO                   COMPAGNIE PARISIENNE DE               99.99
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SGCI                            AXA                                  100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFAPI                          COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            HOLDING SOFFIM                  COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            SOFINAD                         COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       FRANCE            TRANSAXIM                       COMPAGNIE PARISIENNE DE              100.00
                                                                                           PARTICIPATIONS
FINANCIAL SERVICES & REAL ESTATE       FRANCE            BANQUE WORMS                    COMPAGNIE FINANCIERE DE PARIS        100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA ASSET MANAGEMENT    AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA KAG                 AXA INVESTMENT MANAGERS               85.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA FUNDS GMBH                  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA VORSORGEBANK                AXA COLONIA KONZERN AG               100.00
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA KONZERN AG                66.67
FINANCIAL SERVICES & REAL ESTATE       GERMANY           AXA COLONIA BAUSPARKASSE AG     AXA COLONIA LEBEN                     32.98
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA ASSET MANAGEMENT LTD        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS GS      AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS LIMITED AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA MULTIMANAGER LIMITED        AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA INVESTMENT MANAGERS               66.67
FINANCIAL SERVICES & REAL ESTATE       GREAT BRITAIN     AXA INVESTMENT MANAGERS UK      AXA ASSET MANAGEMENT LTD              33.33
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HK SAR  AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       HONG KONG         AXA INVESTMENT MANAGERS HONG    AXA INVESTMENT MANAGERS              100.00
                                                           KONG
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA INVESTMENT MANAGERS               99.00
FINANCIAL SERVICES & REAL ESTATE       ITALY             AXA INVESTMENT MANAGERS MILAN   AXA ASSICURAZIONI (VIE)                1.00
FINANCIAL SERVICES & REAL ESTATE       JAPAN             AXA INVESTMENT MANAGERS TOKYO   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       THE NETHERLANDS   AXA INVESTMENT MANAGERS DEN     AXA INVESTMENT MANAGERS              100.00
                                                           HAAG
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA GLOBAL STRUCTURED PRODUCT   AXA INVESTMENT MANAGERS              100.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS              100.00
                                                           HOLDING INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS NEW     AXA INVESTMENT MANAGERS              100.00
                                                           YORK
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS         AXA INVESTMENT MANAGERS PRIVATE      100.00
                                                           PRIVATE EQUITY FUND             EQUITY
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS               90.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA INVESTMENT MANAGERS ROSE    AXA INVESTMENT MANAGERS HOLDING       10.00
                                                                                           INC.
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     AXA ROSENBERG LLC               AXA INVESTMENT MANAGERS ROSE          50.00
FINANCIAL SERVICES & REAL ESTATE       UNITED STATES     ALLIANCE CAPITAL MANGEMENT      THE EQUITABLE LIFE ASSURANCE         100.00
                                                           CORP.                           SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA EQUITY & LAW LIFE ASSURANCE        8.90
                                                           LIMITED                         SOCIETY
HOLDINGS & MISC. BUSINESSES            AUSTRALIA         AXA ASIA PACIFIC HOLDINGS       AXA                                   42.10
                                                           LIMITED
HOLDINGS & MISC. BUSINESSES            BELGIUM           FINAXA BELGIUM                  AXA                                   99.99
HOLDINGS & MISC. BUSINESSES            BELGIUM           ROYALE BELGE INTERNATIONAL      ROYALE BELGE INVESTISSEMENT          100.00
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA CORPORATE SOLUTIONS ASSURANCE      3.02
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA                                   43.75
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            AXA PARTICIPATONS BELGIUM             49.10
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA HOLDINGS BELGIUM            VINCI BV                               4.11
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA CORPORATE SOLUTIONS ASSURANCE     12.63
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA                                   79.57
HOLDINGS & MISC. BUSINESSES            BELGIUM           AXA PARTICIPATONS BELGIUM       AXA COURTAGE IARD                      7.79
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA CHINA REGION LIMITED              49.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA CHINA                       AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA                                   99.78


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

HOLDINGS & MISC. BUSINESSES            FRANCE            SOCIETE BEAUJON                 AXA ASSURANCES IARD                    0.22
HOLDINGS & MISC. BUSINESSES            FRANCE            COLISEE EXCELLENCE              FINANCIERE MERMOZ                    100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA DIRECT                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE 45                   AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA CONSEIL VIE                       60.47
HOLDINGS & MISC. BUSINESSES            FRANCE            JOUR FINANCE                    AXA ASSURANCES IARD                   39.53
HOLDINGS & MISC. BUSINESSES            FRANCE            LOR FINANCE                     AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            MOFIPAR                         AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            FINANCIERE MERMOZ               AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            FRANCE            AXA FRANCE ASSURANCE            AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          AXA                                   25.49
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          KOLNISCHE VERWALTUNGS                 25.63
HOLDINGS & MISC. BUSINESSES            GERMANY           AXA COLONIA KONZERN AG          VINCI BV                              39.73
HOLDINGS & MISC. BUSINESSES            GERMANY           GRE CONTINENTAL EUROPE HOLDING  AXA COLONIA KONZERN AG               100.00
                                                           GMBH
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA                                    8.83
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           AXA COLONIA KONZERN AG                23.02
HOLDINGS & MISC. BUSINESSES            GERMANY           KOLNISCHE VERWALTUNGS           VINCI BV                              67.72
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA EQUITY & LAW PLC            AXA                                   99.94
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     GUARDIAN ROYAL EXCHANGE PLC     AXA UK PLC                           100.00
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA EQUITY & LAW PLC                  21.74
HOLDINGS & MISC. BUSINESSES            GREAT BRITAIN     AXA UK PLC                      AXA                                   78.26
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA                                   96.99
HOLDINGS & MISC. BUSINESSES            ITALY             AXA ITALIA S.P.A                AXA COLLECTIVES                        3.01
HOLDINGS & MISC. BUSINESSES            JAPAN             AXA NICHIDAN INSURANCE HOLDING  AXA                                   96.39
HOLDINGS & MISC. BUSINESSES            LUXEMBOURG        AXA LUXEMBOURG SA               AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            MOROCCO           AXA ONA                         AXA                                   51.00
HOLDINGS & MISC. BUSINESSES            SINGAPORE         AXA INSURANCE INVESTMENT        AXA                                  100.00
                                                           HOLDING
HOLDINGS & MISC. BUSINESSES            SPAIN             AXA AURORA                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   GELDERLAND                      AXA HOLDINGS BELGIUM                 100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE NON VIE              17.29
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA ROYALE BELGE                      21.24
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                GELDERLAND                            38.94
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                ROYALE BELGE INTERNATIONAL            12.77
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA NEDERLAND BV                AXA HOLDINGS BELGIUM                   4.11
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   AXA VERZEKERINGEN               AXA NEDERLAND BV                     100.00
HOLDINGS & MISC. BUSINESSES            THE NETHERLANDS   VINCI BV                        AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            TURKEY            AXA OYAK HOLDING AS             AXA                                   50.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA MERGER                      AXA                                  100.00
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA EQUITY & LAW LIFE ASSURANCE        4.09
                                                                                           SOCIETY
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA                                   70.62
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA MERGER                            12.24
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                2.95
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              SOCIETE BEAUJON                        0.44
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              FINANCIERE 45                          3.20
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              LOR FINANCE                            6.42
HOLDINGS & MISC. BUSINESSES            UNITED STATES     AXA FINANCIAL INC.              AXA CORPORATE SOLUTIONS                0.03
                                                                                           REINSURANCE CY
INSURANCE & REINSURANCE                AUSTRALIA         AUSTRALIAN CASUALTY INSUR PTY   AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           LTD


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL HEALTH INSUR    AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           PY LIMITED
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL INTERNATIONAL   NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                AUSTRALIA         NATIONAL MUTUAL FINANCIAL       AXA ASIA PACIFIC HOLDINGS LIMITED    100.00
                                                           SERVICES
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA LEBEN                     10.05
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA           AXA COLONIA VERSICHERUNG              89.95
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                AUSTRIA           AXA NORDSTERN COLONIA LEBEN     AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                AXA HOLDINGS BELGIUM                  99.58
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB NON VIE                            0.04
INSURANCE & REINSURANCE                BELGIUM           AXA ROYALE BELGE                UAB                                    0.38
INSURANCE & REINSURANCE                BELGIUM           ARDENNE PREVOYANTE              AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE             AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           ASSURANCES LA POSTE VIE         AXA HOLDINGS BELGIUM                  50.00
INSURANCE & REINSURANCE                BELGIUM           UAB NON VIE                     AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA                      AXA                                  100.00
INSURANCE & REINSURANCE                CANADA            AXA CANADA ADP                  AXA CANADA                           100.00
INSURANCE & REINSURANCE                CHINA             AXA MINMETALS ASSURANCE CO LTD  AXA CHINA                             51.00
INSURANCE & REINSURANCE                FRANCE            CORPORATE SOLUTIONS ASSURANCE   AXA CORPORATE SOLUTIONS               98.49
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL VIE                 AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            ARGOVIE                         AXA COLLECTIVES                       94.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS ASSURANCE      1.54
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA                                   89.98
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA ASSURANCES IARD                    6.03
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COURTAGE IARD                      2.17
INSURANCE & REINSURANCE                FRANCE            AXA CORPORATE SOLUTIONS         AXA COLLECTIVES                        0.02
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES IARD             AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CORPORATE SOLUTIONS               65.83
INSURANCE & REINSURANCE                FRANCE            AXA RE FINANCE                  AXA CESSIONS                          13.17
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA FRANCE ASSURANCE                  88.87
INSURANCE & REINSURANCE                FRANCE            AXA ASSURANCES VIE              AXA COLLECTIVES                       11.13
INSURANCE & REINSURANCE                FRANCE            C.G.R.M. MONTE-CARLO            AXA CORPORATE SOLUTIONS               99.99
INSURANCE & REINSURANCE                FRANCE            JURIDICA                        AXA FRANCE ASSURANCE                  98.51
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES IARD          AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            DIRECT ASSURANCES VIE           AXA DIRECT                           100.00
INSURANCE & REINSURANCE                FRANCE            NATIO ASSURANCES                AXA ASSURANCES IARD                   50.00
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA FRANCE ASSURANCE                  35.64
INSURANCE & REINSURANCE                FRANCE            NSM VIE                         AXA COLLECTIVES                        4.46
INSURANCE & REINSURANCE                FRANCE            AXA ASSISTANCE                  AXA                                  100.00
INSURANCE & REINSURANCE                FRANCE            SPS RE                          AXA CORPORATE SOLUTIONS               69.94
INSURANCE & REINSURANCE                FRANCE            AXA CESSIONS                    AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA                                   99.40
INSURANCE & REINSURANCE                FRANCE            SAINT GEORGES RE                AXA FRANCE ASSURANCE                   0.60
INSURANCE & REINSURANCE                FRANCE            AXA CONSEIL IARD                AXA FRANCE ASSURANCE                 100.00
INSURANCE & REINSURANCE                FRANCE            AXA COURTAGE IARD               AXA FRANCE ASSURANCE                  99.65
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA ASSURANCES IARD                    3.69
INSURANCE & REINSURANCE                FRANCE            AXA COLLECTIVES                 AXA FRANCE ASSURANCE                  95.71
INSURANCE & REINSURANCE                GERMANY           SICHER DIRECT                   AXA COLONIA VERSICHERUNG             100.00
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA KONZERN AG                47.81


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                GERMANY           AXA COLONIA LEBEN               AXA COLONIA VERSICHERUNG              52.19
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        AXA COLONIA KONZERN AG                74.41
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA VERSICHERUNG        GRE CONTINENTAL EUROPE HOLDING GMBH   25.59
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA KONZERN AG                51.00
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA COLONIA KRANKEN             AXA COLONIA LEBEN                     48.36
                                                           VERSICHERUNG
INSURANCE & REINSURANCE                GERMANY           AXA NORDSTERN ART               AXA COLONIA KONZERN AG               100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA EQUITY & LAW LIFE           AXA SUN LIFE                         100.00
                                                           ASSURANCE SOCIETY
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE UK                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA SUN LIFE                    AXA UK PLC                           100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK HOLDING PLC              AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA INSURANCE PLC               GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA GLOBAL RISKS (U.K.) LTD     AXA CORPORATE SOLUTIONS              100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA UK                          AXA                                  100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP GROUP PLC                   GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP HEALTHCARE LTD              AXA INSURANCE UK                     100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     PPP LIFETIMECARE                GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     AXA REINSURANCE UK PLC          AXA UK HOLDING PLC                   100.00
INSURANCE & REINSURANCE                GREAT BRITAIN     ENGLISH & SCOTTISH              AXA UK                               100.00
INSURANCE & REINSURANCE                HONG KONG         AXA CHINA REGION LIMITED        NATIONAL MUTUAL FINANCIAL SERVICES   100.00
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA                                   17.50
INSURANCE & REINSURANCE                HONG KONG         AXA INSURANCE HONG-KONG         AXA INSURANCE INVESTMENT HOLDING      82.50
INSURANCE & REINSURANCE                HONG KONG         AXA GENERAL INSURANCE HK        AXA                                  100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO DOMMAGES  AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                HUNGARY           AXA COLONIA BIZTOSITO VIE       AXA NORDSTERN COLONIA VERSICHERUNG   100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN DUBLIN DOCKS           GUARDIAN PMPA GROUP LTD              100.00
INSURANCE & REINSURANCE                IRELAND           GUARDIAN PMPA GROUP LTD         GUARDIAN ROYAL EXCHANGE PLC          100.00
INSURANCE & REINSURANCE                ITALY             AXA INTERLIFE                   AXA                                  100.00
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA CONSEIL VIE                        1.84
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA                                   85.87
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA ITALIA S.P.A                      10.40
INSURANCE & REINSURANCE                ITALY             AXA ASSICURAZIONI               AXA COLLECTIVES                        1.88
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA CONSEIL VIE                       18.70
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA                                   62.21
INSURANCE & REINSURANCE                ITALY             UAP VITA                        AXA COLLECTIVES                       19.08
INSURANCE & REINSURANCE                JAPAN             AXA NICHIDAN LIFE               AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                JAPAN             AXA NON LIFE INSURANCE CO LTD   AXA                                  100.00
INSURANCE & REINSURANCE                JAPAN             NICHIDAN LIFE                   AXA NICHIDAN INSURANCE HOLDING       100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSURANCES LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        AXA ASSUR. VIE LUXEMBOURG       AXA LUXEMBOURG SA                    100.00
INSURANCE & REINSURANCE                LUXEMBOURG        CREALUX                         AXA HOLDINGS BELGIUM                 100.00
INSURANCE & REINSURANCE                LUXEMBOURG        FUTUR RE                        CORPORATE SOLUTIONS ASSURANCE        100.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA INSURANCE UK                      20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA PORTUGAL COMPANHIA DE SEGUROS      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA COLONIA VERSICHERUNG              20.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AXA ASSICURAZIONI                      5.00
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       AURORA IBERICA SA DE SEGUROS Y        10.00
                                                                                           REAS.
INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       ROYALE BELGE INVESTISSEMENT           20.00


                                    SOVEREIGN POWER                                                                      % OF VOTING
                                      UNDER WHICH                                                                         SECURITIES
PRINCIPAL BUSINESS                     ORGANIZED               NAME OF COMPANY             NAME OF CONTROLLING ENTITY       OWNED
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE & REINSURANCE                LUXEMBOURG        PANEURORE                       SAINT GEORGES RE                      20.00
INSURANCE & REINSURANCE                MOROCCO           AXA ASSURANCE MAROC             AXA ONA                               99.99
INSURANCE & REINSURANCE                MOROCCO           EPARGNE CROISSANCE              AXA ASSURANCE MAROC                   99.59
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CORPORATE SOLUTIONS ASSURANCE      9.07
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA PORTUGAL SEGUROS VIDA              2.15
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA CONSEIL VIE                        5.37
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL COMPANHIA DE       AXA                                   82.98
                                                           SEGUROS
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA CONSEIL VIE                       87.63
INSURANCE & REINSURANCE                PORTUGAL          AXA PORTUGAL SEGUROS VIDA       AXA                                    7.46
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA                                   25.77
INSURANCE & REINSURANCE                SINGAPORE         AXA INSURANCE SINGAPORE         AXA INSURANCE INVESTMENT HOLDING      74.23
INSURANCE & REINSURANCE                SINGAPORE         AXA LIFE SINGAPOUR              NATIONAL MUTUAL INTERNATIONAL        100.00
INSURANCE & REINSURANCE                SINGAPORE         AXA CORPORATE SOLUTIONS ASIA    AXA CORPORATE SOLUTIONS              100.00
                                                           PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE                SPAIN             AXA AURORA IBERICA              AXA AURORA                            99.68
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AXA                                    1.45
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AXA AURORA VIDA DE SEGUROS Y    AURORA IBERICA SA DE SEGUROS Y        98.51
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AXA AURORA VIDA DE SEGUROS Y          12.00
                                                           REASEGUROS                      REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AYUDA LEGAL SA DE SEGUROS Y     AURORA IBERICA SA DE SEGUROS Y        88.00
                                                           REASEGUROS                      REAS.
INSURANCE & REINSURANCE                SPAIN             HILO DIRECT SA DE SEGUROS Y     AXA AURORA                            50.00
                                                           REASEGUROS
INSURANCE & REINSURANCE                SPAIN             AURORA IBERICA SA DE SEGUROS Y  AXA AURORA                            99.68
                                                           REAS.
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCES      AXA                                   99.95
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA                                   94.99
                                                           LA VIE
INSURANCE & REINSURANCE                SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR   AXA COMPAGNIE D'ASSURANCES             5.00
                                                           LA VIE
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA LEVEN NV                    AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   UNIROBE GROEP                   AXA NEDERLAND BV                     100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA SCHADE                      AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                THE NETHERLANDS   AXA ZORG NV                     AXA VERZEKERINGEN                    100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK HAYAT SIGORTA          AXA OYAK HOLDING AS                  100.00
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HAYAT SIGORTA                 0.70
INSURANCE & REINSURANCE                TURKEY            AXA OYAK SIGORTA                AXA OYAK HOLDING AS                   70.32
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           INSURANCE CO
INSURANCE & REINSURANCE                UNITED STATES     AXA AMERICA CORPORATE           AXA CORPORATE SOLUTIONS              100.00
                                                           SOLUTIONS, INC
INSURANCE & REINSURANCE                UNITED STATES     THE EQUITABLE LIFE ASSURANCE    AXA FINANCIAL INC.                   100.00
                                                           SOCIETY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA AMERICA CORPORATE SOLUTIONS,     100.00
                                                           REINSURANCE CY                  INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS         AXA CORPORATE SOLUTIONS              100.00
                                                           AMERICA INS. CY                 REINSURANCE CY
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA AMERICA CORPORATE SOLUTIONS,       0.21
                                                           REINSURANCE COMPANY             INC
INSURANCE & REINSURANCE                UNITED STATES     AXA CORPORATE SOLUTIONS LIFE    AXA CORPORATE SOLUTIONS               99.79
                                                           REINSURANCE COMPANY             REINSURANCE CY

Item 27.        Number of Contractowners
                ------------------------


                As of February 28, 2001, there were 61,547 holders of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking


         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                ----------------------


                (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors, LLC address is 1290 Avenue of the Americas, NY, NY 10104.

                (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

*G. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Richard Davies                       Director
 1345 Avenue of the Americas
 39th Floor
 New York, NY 10105

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

*James Bodowitz                       Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Catherine P. Earl                    Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Robert Schmidt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President

*Jill Cooley                          Senior Vice President

*Donna M. Dazzo                       First Vice President

*Amy Francesscheni                    First Vice President

*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*John Bratten                         First Vice President

*Michael Brzozowski                   Vice President

*Mark D. Godolsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Secretary

*Francesca Divore                     Assistant Secretary



          (c) Not Applicable



Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY 10104 and the AMA Building, 135 West 50th Street, New York, NY 10020 and 200 Plaza Drive Secaucus, NJ 07096.

Item 31.        Management Services
                -------------------

                Not applicable

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                (d) Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages or riders to any contract, or prospectus, or otherwise.

                Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2001.



                                SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                ASSURANCE SOCIETY OF THE UNITED STATES
                                               (Registrant)

                                By:  The Equitable Life Assurance Society
                                          of the United States

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 19th day of April, 2001.


                                THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                             (Depositor)

                                By:   /s/ Maureen K. Wolfson
                                    ----------------------------
                                         Maureen K. Wolfson
                                           Vice President


         As required by the Securities Act of 1933 this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                     President, Chief Operating Officer and
                                     Director

*Edward D. Miller                    Chairman of the Board, Chief Executive
                                     Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                    Vice Chairman of the Board, Chief
                                     Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                   Senior Vice President and Controller

*DIRECTORS:

Francoise Colloc'h        Donald J. Greene           George T. Lowy
Henri de Castries         John T. Hartley            Edward D. Miller
Claus-Michael Dill        John H.F. Haskell, Jr.     Didier Pineau-Valencienne
Joseph L. Dionne          Michael Hegarty            George J. Sella, Jr.
Denis Duverne             Mary R. (Nina) Henderson   Peter J. Tobin
Jean-Rene Fourtou         W. Edwin Jarmain           Stanley B. Tulin
Norman C. Francis                                    Dave H. Williams



*By: /s/ Maureen K. Wolfson
     --------------------------
         Maureen K. Wolfson
         Attorney-in-Fact
         April 19, 2001

                                  EXHIBIT INDEX



EXHIBIT NO.                                               TAG VALUE
-----------                                               ---------


 3(d)  Distribution Agreement                             EX-99.3d

 3(e)  Distribution Agreement                             EX-99.3e

10(a)  Consent of PricewaterhouseCoopers LLP.             EX-99.10a

10(c)  Power of Attorney for Claus-Michael Dill           EX-99.10c